UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 86.5% of Net Assets

Non-Convertible Bonds – 77.0%

	ABS Car Loan – 0.1%
$10,423,000	Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A, 0.425%, 8/20/2013, 144A(b)	$10,327,310
5,917,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	6,067,506

		16,394,816

	Aerospace & Defense – 0.1%
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, (CAD)	1,483,617
13,664,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	13,561,520
2,900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	2,074,587
7,500,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	5,631,930

		22,751,654

	Airlines – 1.9%
51,400,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	45,913,129
1,586,263	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 1/02/2021	1,675,474
110,044	Continental Airlines Pass Through Trust, Series 1996-1, Class A, 6.940%, 4/15/2015	112,520
4,872,110	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	4,853,840
2,090,679	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	2,040,921
2,898,403	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	2,742,469
8,608,574	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	8,231,518
4,228,349	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	4,169,998
2,498,349	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	2,676,231
2,361,602	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	2,529,748
3,315,902	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	3,241,294
2,739,895	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	2,746,827
1,482,263	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,446,985
16,452,676	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	17,130,526
25,753,892	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	24,142,986
23,200,156	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	25,520,172

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$ 27,458,192	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	$29,242,974
2,789,384	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	2,911,280
4,302,266	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	4,221,383
32,292,294	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	32,211,563
2,496,000	Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A	2,570,880
3,422,442	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	3,430,998
22,267,741	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	21,181,075
2,000,000	Qantas Airways Ltd., 5.125%, 6/20/2013, 144A	2,030,142
40,565,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	41,888,068
25,335,086	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	25,335,086
12,884,628	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	14,252,976
26,163,534	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	24,986,175
19,107,000	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	18,151,650

		371,588,888

	Automotive – 1.8%
385,000	ArvinMeritor, Inc., 8.125%, 9/15/2015	344,575
3,700,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021, 144A	3,367,000
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,864,311
9,800,000	FCE Bank PLC, EMTN, 7.125%, 1/16/2012, (EUR)	12,709,022
6,550,000	FCE Bank PLC, EMTN, 7.125%, 1/15/2013, (EUR)	8,668,080
2,590,000	Ford Motor Co., 6.375%, 2/01/2029	2,660,868
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	2,754,605
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,640,842
64,950,000	Ford Motor Co., 6.625%, 10/01/2028	68,389,752
2,720,000	Ford Motor Co., 7.125%, 11/15/2025	2,815,200
122,204,000	Ford Motor Co., 7.450%, 7/16/2031	146,644,800
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,678,750
55,235,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	59,377,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$ 7,040,000	Ford Motor Credit Co. LLC, 8.700%, 10/01/2014	$7,860,892
6,041,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,859,770
9,198,000	Goodyear Tire & Rubber Co. (The), 10.500%, 5/15/2016	10,140,795
3,700,000	TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	3,959,000
6,400,000	TRW Automotive, Inc., 8.875%, 12/01/2017, 144A	6,944,000

		349,679,887

	Banking – 7.2%
100,540,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	130,912,229
33,073,000	Associates Corp. of North America, 6.950%, 11/01/2018	35,938,213
2,682,000	Bank of America Corp., 5.420%, 3/15/2017	2,419,727
1,400,000	Bank of America Corp., 5.490%, 3/15/2019	1,206,675
7,290,000	Bank of America Corp., 6.000%, 9/01/2017	7,119,618
4,300,000	Bank of America Corp., 6.500%, 9/15/2037	3,521,468
33,133,000	Bank of America Corp., 7.625%, 6/01/2019	34,266,712
1,065,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	970,039
3,000,000	Bank of America Corp., MTN, 6.750%, 9/09/2013, (AUD)	3,015,848
12,823,000	Bank of America NA, 5.300%, 3/15/2017	11,565,205
87,880,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	76,800,483
5,250,000	Barclays Bank PLC, EMTN, (fixed rate to 3/15/2020, variable rate thereafter), 4.750%, 3/29/2049, (EUR)	3,193,563
3,260,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	3,332,766
12,028,000	BNP Paribas Capital Trust VI, (fixed rate to 1/16/2013, variable rate thereafter), 5.868%, 1/29/2049, (EUR)	12,360,392
27,100,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, 10/29/2049, (GBP)	27,398,434
30,900,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, 4/29/2049, (EUR)	28,394,560
11,200,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, 4/29/2049, (EUR)	10,291,879
34,800,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, 4/29/2049, (GBP)	33,169,751
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 6/29/2049, 144A	15,484,500
38,330,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 6/29/2049, 144A	25,297,800
13,150,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, 7/29/2049, (GBP)	13,876,715

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$ 42,420,000	Citigroup, Inc., 5.000%, 9/15/2014	$41,983,413
5,900,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	4,109,469
1,445,000	Citigroup, Inc., 5.850%, 12/11/2034	1,424,485
36,155,000	Citigroup, Inc., 5.875%, 2/22/2033	30,324,898
13,210,000	Citigroup, Inc., 6.000%, 10/31/2033	11,317,298
43,650,000	Citigroup, Inc., 6.125%, 5/15/2018	46,459,183
8,805,000	Citigroup, Inc., 6.125%, 8/25/2036	7,616,413
72,120,000	Citigroup, Inc., 6.375%, 8/12/2014	75,691,455
4,900,000	Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017, (EUR)	5,050,688
87,000,000	Citigroup, Inc., MTN, 5.500%, 10/15/2014	89,440,089
7,325,000	First Niagara Finance Group, Inc., 6.750%, 3/19/2020	7,713,459
900,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	812,089
55,165,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	51,331,750
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,012,253
6,365,000	HBOS PLC, 6.000%, 11/01/2033, 144A	3,893,802
3,205,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	2,569,743
12,345,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	10,740,150
599,419,948,660	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, 144A, (IDR)	64,572,750
327,370,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	34,962,791
266,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	29,769,705
83,493,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	69,863,603
4,825,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	4,431,217
9,600,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	9,048,566
26,035,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	20,071,293
27,200,000	Merrill Lynch & Co., Inc., 6.220%, 9/15/2026	22,436,355
100,400,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	48,443,908
1,600,000	Merrill Lynch & Co., Inc., EMTN, 1.980%, 9/14/2018, (EUR)(b)	1,221,772

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
4,887,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	$4,633,481
8,660,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	8,538,232
3,600,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	2,762,482
1,970,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	1,907,559
8,040,000	Morgan Stanley, 4.750%, 4/01/2014	7,920,100
24,355,000	Morgan Stanley, 5.500%, 7/24/2020	22,144,297
4,100,000	Morgan Stanley, 5.750%, 1/25/2021	3,824,505
117,500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	116,735,061
9,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	8,890,358
11,700,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	11,553,083
7,795,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	7,426,577
7,500,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	11,117,189
4,788,000	RBS Capital Trust II, (fixed rate to 1/31/2034, variable rate thereafter), 6.425%, 12/29/2049(d)	2,465,820
6,000,000	Societe Generale S.A., (fixed rate to 12/19/2017, variable rate thereafter), 6.999%, 12/29/2049, (EUR)	4,581,647

		1,394,349,565

	Brokerage – 0.3%
13,130,000	Jefferies Group, Inc., 3.875%, 11/09/2015	11,620,050
15,002,000	Jefferies Group, Inc., 5.125%, 4/13/2018	13,201,760
14,985,000	Jefferies Group, Inc., 6.250%, 1/15/2036	12,253,175
16,118,000	Jefferies Group, Inc., 6.450%, 6/08/2027	13,418,235
1,700,000	Jefferies Group, Inc., 6.875%, 4/15/2021	1,530,000
5,580,000	Jefferies Group, Inc., 8.500%, 7/15/2019	5,663,700

		57,686,920

	Building Materials – 1.0%
4,805,000	Masco Corp., 4.800%, 6/15/2015	4,767,271
3,285,000	Masco Corp., 5.850%, 3/15/2017	3,279,146
19,873,000	Masco Corp., 6.125%, 10/03/2016	20,393,732
9,110,000	Masco Corp., 6.500%, 8/15/2032	8,148,394

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – continued
$24,646,000	Masco Corp., 7.125%, 3/15/2020	$24,873,335
9,059,000	Masco Corp., 7.750%, 8/01/2029	8,793,281
18,360,000	Owens Corning, Inc., 6.500%, 12/01/2016	20,037,774
51,180,000	Owens Corning, Inc., 7.000%, 12/01/2036	52,309,338
35,870,000	USG Corp., 6.300%, 11/15/2016	27,978,600
17,605,000	USG Corp., 9.750%, 1/15/2018	14,876,225

		185,457,096

	Chemicals – 0.7%
51,205,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	64,824,096
23,289,000	Hercules, Inc., 6.500%, 6/30/2029	17,874,307
2,915,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	2,732,813
10,565,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	10,878,738
31,054,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023	23,290,500
3,486,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016	2,509,920
11,305,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021	9,199,444

		131,309,818

	Collateralized Mortgage Obligations – 0.2%
2,114,092	Banc of America Alternative Loan Trust, Series 2007-1, Class 2A1, 5.429%, 4/25/2037(b)	1,426,625
4,513,423	GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.767%, 4/25/2035(b)	3,546,608
9,565,564	WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 2A, 2.468%, 7/25/2047(b)	4,928,408
27,231,724	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.736%, 4/25/2035(b)	23,117,773

		33,019,414

	Construction Machinery – 0.5%
60,172,000	Case New Holland, Inc., 7.750%, 9/01/2013	63,932,750
1,975,000	Joy Global, Inc., 6.625%, 11/15/2036	2,142,928
1,902,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/2014	1,954,305
27,030,000	Toro Co., 6.625%, 5/01/2037(c)	28,257,946

		96,287,929

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Cyclical Services – 0.4%
$ 1,000,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	$910,000
6,175,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	4,693,000
56,765,000	Western Union Co. (The), 6.200%, 11/17/2036	60,399,095
1,575,000	Western Union Co. (The), 6.200%, 6/21/2040	1,686,606

		67,688,701

	Consumer Products – 0.0%
7,210,000	Snap-on, Inc., 6.700%, 3/01/2019	8,972,924

	Distributors – 0.0%
1,775,000	EQT Corp., 8.125%, 6/01/2019	2,082,020
3,805,000	ONEOK, Inc., 6.000%, 6/15/2035	4,072,655

		6,154,675

	Diversified Manufacturing – 0.4%
8,473,000	Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	8,282,357
1,435,000	Textron Financial Corp., 5.400%, 4/28/2013	1,476,235
550,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	569,373
19,900,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	25,797,204
7,145,000	Textron, Inc., 5.600%, 12/01/2017	7,553,030
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	39,370,786

		83,048,985

	Electric – 2.9%
4,875,000	AES Corp. (The), 7.750%, 3/01/2014	5,265,000
11,861,721	AES Ironwood LLC, 8.857%, 11/30/2025	11,980,338
1,332,033	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	1,371,994
71,324,475	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	78,406,996
3,105,000	Ameren Illinois Co., 6.250%, 4/01/2018	3,584,924
93,100,864	Bruce Mansfield Unit, 6.850%, 6/01/2034	101,173,119
4,204,380	CE Generation LLC, 7.416%, 12/15/2018	4,414,599
46,650,000	Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036	49,716,305
5,295,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018(e)	3,441,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$ 11,835,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026(d)	$7,574,400
3,504,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019(e)	2,295,120
23,200,000	Edison Mission Energy, 7.625%, 5/15/2027	13,688,000
40,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	30,588,280
5,291,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	4,450,699
2,300,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	2,491,240
2,000,000	EDP Finance BV, EMTN, 4.750%, 9/26/2016, (EUR)	2,148,456
250,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	278,278
3,700,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	4,797,994
9,663,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	12,034,378
7,425,000	Energy Future Holdings Corp., 10.000%, 1/15/2020	7,796,250
4,250,000	Enersis S.A., Cayman Islands, 7.400%, 12/01/2016	5,046,607
25,460,000	ITC Holdings Corp., 5.875%, 9/30/2016, 144A	28,985,777
23,775,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)(d)	5,468,250
148,338	Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A	148,338
192,108	Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	210,844
23,535,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	19,975,331
70,980,000	TXU Corp., Series P, 5.550%, 11/15/2014	50,395,800
140,586,000	TXU Corp., Series Q, 6.500%, 11/15/2024	62,560,770
9,406,000	TXU Corp., Series R, 6.550%, 11/15/2034	3,997,550
9,175,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)	9,866,703
14,695,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)	15,820,049
5,000,000	White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)	4,851,800

		554,825,939

	Entertainment – 0.0%
10,000	Time Warner, Inc., 7.625%, 4/15/2031	12,909

	Financial Other – 0.6%
71,260,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	67,139,747

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Financial Other – continued
$ 38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	$47,276,423

		114,416,170

	Food & Beverage – 0.2%
30,905,000	Corn Products International, Inc., 6.625%, 4/15/2037	36,743,851
6,400,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	6,581,870

		43,325,721

	Gaming – 0.0%
1,625,000	MGM Resorts International, 6.625%, 7/15/2015	1,543,750
1,730,000	MGM Resorts International, 6.875%, 4/01/2016	1,600,250
1,415,000	MGM Resorts International, 7.500%, 6/01/2016	1,354,863
3,545,000	MGM Resorts International, 7.625%, 1/15/2017	3,376,612

		7,875,475

	Government Guaranteed – 0.6%
29,556,000	Instituto de Credito Oficial, MTN, 5.500%, 10/11/2012, (AUD)	29,330,848
92,365,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	82,231,277

		111,562,125

	Government Owned - No Guarantee – 0.7%
34,515,000	DP World Ltd., 6.850%, 7/02/2037, 144A	31,236,075
152,980,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	16,326,302
691,350,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	75,680,619
17,955,000	Petroleos de Venezuela S.A., 5.375%, 4/12/2027	8,842,838

		132,085,834

	Healthcare – 2.2%
7,100,000	Boston Scientific Corp., 5.125%, 1/12/2017	7,648,106
3,725,000	Boston Scientific Corp., 5.450%, 6/15/2014	3,980,572
15,410,000	Boston Scientific Corp., 6.000%, 1/15/2020	17,202,784
7,230,000	Boston Scientific Corp., 6.400%, 6/15/2016	8,106,016
22,142,000	Boston Scientific Corp., 7.000%, 11/15/2035	25,506,145
13,400,000	HCA, Inc., 5.750%, 3/15/2014	13,668,000
7,800,000	HCA, Inc., 6.250%, 2/15/2013	7,956,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$17,380,000	HCA, Inc., 6.375%, 1/15/2015	$17,705,875
63,735,000	HCA, Inc., 6.500%, 2/15/2016	64,691,025
3,045,000	HCA, Inc., 6.750%, 7/15/2013	3,143,962
27,204,000	HCA, Inc., 7.050%, 12/01/2027	22,817,355
20,287,000	HCA, Inc., 7.190%, 11/15/2015	20,287,000
27,148,000	HCA, Inc., 7.500%, 12/15/2023	24,297,460
26,465,000	HCA, Inc., 7.500%, 11/06/2033	22,892,225
70,501,000	HCA, Inc., 7.690%, 6/15/2025	62,393,385
44,984,000	HCA, Inc., 8.360%, 4/15/2024	42,509,880
21,924,000	HCA, Inc., MTN, 7.580%, 9/15/2025	19,402,740
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	10,843,577
3,875,000	Kindred Healthcare, Inc., 8.250%, 6/01/2019	3,255,000
4,710,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	5,114,514
34,198,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	28,042,360
560,000	Tenet Healthcare Corp., 9.250%, 2/01/2015	588,700

		432,052,681

	Home Construction – 0.4%
16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021, 144A	9,284,595
19,270,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	7,515,300
1,650,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	635,250
895,000	KB Home, 5.875%, 1/15/2015	823,400
6,007,000	Pulte Group, Inc., 5.200%, 2/15/2015	5,616,545
65,355,000	Pulte Group, Inc., 6.000%, 2/15/2035	43,379,381
17,240,000	Pulte Group, Inc., 6.375%, 5/15/2033	11,938,700

		79,193,171

	Independent Energy – 0.2%
9,585,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	11,110,299
8,782,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	10,039,899

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$ 9,825,000	QEP Resources, Inc., 6.875%, 3/01/2021	$10,586,437

		31,736,635

	Industrial Other – 0.1%
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,523,298

	Life Insurance – 1.6%
99,895,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	88,906,550
5,100,000	American International Group, Inc., EMTN, 5.000%, 4/26/2023, (GBP)	6,278,422
3,245,000	American International Group, Inc., Series G, MTN, 5.600%, 10/18/2016	3,127,654
29,065,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	28,426,006
7,075,000	American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017	6,761,153
4,145,000	American International Group, Inc., Series MPLE, 4.900%, 6/02/2014, (CAD)	4,028,025
6,655,000	ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013, (EUR)	8,624,778
3,000,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 12/29/2049, 144A	1,950,000
11,700,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	11,050,483
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	15,167,355
2,030,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,319,275
22,550,000	MetLife, Inc., 6.400%, 12/15/2066	21,337,983
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	13,431,000
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	61,845,409
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	13,350,906
5,670,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	6,336,078
9,965,000	Unum Group, 7.125%, 9/30/2016	11,371,131

		304,312,208

	Local Authorities – 1.6%
19,650,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	20,602,285
110,680,000	New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	113,892,943
15,305,000	New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	15,739,820
95,840,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	104,027,357

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Local Authorities – continued
$ 1,507,000	Ontario Hydro, Zero Coupon, 11/27/2020, (CAD)	$1,138,190
12,296,643	Province of Alberta, 5.930%, 9/16/2016, (CAD)	13,533,127
1,490,000	Province of Ontario, 5.000%, 3/08/2014, (CAD)	1,580,738
38,965,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	41,433,600

		311,948,060

	Lodging – 0.0%
8,450,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	8,945,347

	Media Cable – 0.5%
20,860,000	Comcast Corp., 6.950%, 8/15/2037	26,540,345
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	40,420,246
26,541,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	31,523,144

		98,483,735

	Metals & Mining – 0.5%
11,557,000	Alcoa, Inc., 5.720%, 2/23/2019	11,957,277
4,935,000	Alcoa, Inc., 5.870%, 2/23/2022	4,970,937
2,050,000	Alcoa, Inc., 5.950%, 2/01/2037	1,944,238
6,490,000	Alcoa, Inc., 6.750%, 1/15/2028	6,673,388
15,150,000	Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A	13,029,000
9,473,000	ArcelorMittal, 6.125%, 6/01/2018	9,355,175
7,550,000	ArcelorMittal, 6.750%, 3/01/2041	6,789,186
3,635,000	ArcelorMittal, 7.000%, 10/15/2039	3,378,056
11,175,000	United States Steel Corp., 6.050%, 6/01/2017	10,672,125
9,625,000	United States Steel Corp., 6.650%, 6/01/2037	7,507,500
23,520,000	United States Steel Corp., 7.000%, 2/01/2018	23,284,800

		99,561,682

	Mortgage Related – 0.0%
179,532	FHLMC, 5.000%, 12/01/2031	193,550

	Non-Captive Consumer – 4.4%
3,100,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	1,286,500

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Non-Captive Consumer – continued
$ 86,353,000		Residential Capital LLC, 9.625%, 5/15/2015	$60,447,100
1,305,000		SLM Corp., 6.000%, 5/10/2012, (AUD)	1,312,105
150,125	(††)	SLM Corp., 6.000%, 12/15/2043	2,848,997
27,880,000		SLM Corp., MTN, 5.050%, 11/14/2014	27,498,044
4,875,000		SLM Corp., MTN, 5.125%, 8/27/2012	4,899,862
2,030,000		SLM Corp., MTN, 8.000%, 3/25/2020	2,050,300
76,745,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	76,745,000
57,166,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	55,008,269
23,623,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	20,478,991
28,262,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	28,456,980
34,835,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	34,859,419
45,279,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	33,774,512
140,870,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	145,096,100
38,381,000		Springleaf Finance Corp., 3.250%, 1/16/2013, (EUR)	42,857,876
4,690,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	3,306,450
11,370,000		Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	10,744,650
17,024,000		Springleaf Finance Corp., Series I, MTN, 4.875%, 7/15/2012	16,343,040
4,955,000		Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	3,604,763
23,472,000		Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	20,655,360
4,800,000		Springleaf Finance Corp., Series J, MTN, 5.900%, 9/15/2012	4,590,000
935,000		Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	649,825
340,340,000		Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	245,044,800

			842,558,943

		Non-Captive Diversified – 6.6%
23,588,000		Ally Financial, Inc., 7.500%, 12/31/2013	24,236,670
50,810,000		Ally Financial, Inc., 7.500%, 9/15/2020	51,318,100
44,981,000		Ally Financial, Inc., 8.000%, 12/31/2018	44,193,832
35,442,000		Ally Financial, Inc., 8.000%, 11/01/2031	34,201,530

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Diversified – continued
$ 72,545,000	Ally Financial, Inc., 8.300%, 2/12/2015	$76,534,975
30,190,000	Ally Financial, Inc., Series 8, 6.750%, 12/01/2014	30,340,950
38,902,776	CIT Group, Inc., 7.000%, 5/01/2015	38,980,582
102,048,173	CIT Group, Inc., 7.000%, 5/01/2017	102,048,173
44,525,000	General Electric Capital Australia Funding Pty Ltd., EMTN, 8.000%, 2/13/2012, (AUD)	45,657,038
89,985,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	74,857,463
15,000,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	11,624,725
150,000,000	General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012, (SGD)	115,931,653
84,065,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	71,436,342
22,590,000	General Electric Capital Corp., Series A, MTN, 0.703%, 5/13/2024(b)	17,700,620
266,643,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	218,866,160
360,000	International Lease Finance Corp., 5.875%, 5/01/2013	354,600
31,085,000	International Lease Finance Corp., 6.250%, 5/15/2019	28,716,012
13,466,000	International Lease Finance Corp., 6.375%, 3/25/2013	13,398,670
17,700,000	International Lease Finance Corp., 8.250%, 12/15/2020	17,877,000
35,950,000	International Lease Finance Corp., 8.625%, 9/15/2015	36,848,750
7,645,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	7,472,988
3,545,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	3,385,475
52,875,000	iStar Financial, Inc., 5.150%, 3/01/2012	52,610,625
3,865,000	iStar Financial, Inc., 5.500%, 6/15/2012	3,778,038
33,955,000	iStar Financial, Inc., 5.850%, 3/15/2017	26,909,337
29,057,000	iStar Financial, Inc., 5.875%, 3/15/2016	23,536,170
12,655,000	iStar Financial, Inc., 6.050%, 4/15/2015	10,345,463
46,795,000	iStar Financial, Inc., 8.625%, 6/01/2013	43,285,375
9,690,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	8,066,925
60,205,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	51,625,787

		1,286,140,028

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – 1.2%
$ 10,680,000	Allis-Chalmers Energy, Inc., 8.500%, 3/01/2017	$10,519,800
15,693,000	Nabors Industries, Inc., 6.150%, 2/15/2018	17,530,478
134,360,000	Nabors Industries, Inc., 9.250%, 1/15/2019	169,010,772
4,497,000	Parker Drilling Co., 9.125%, 4/01/2018	4,733,092
23,050,000	Rowan Cos., Inc., 7.875%, 8/01/2019	27,021,469

		228,815,611

	Packaging – 0.1%
3,450,000	OI European Group BV, 6.875%, 3/31/2017, 144A, (EUR)	4,487,490
18,644,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	20,601,620

		25,089,110

	Paper – 1.7%
29,283,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	35,329,061
32,327,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	39,869,342
470,000	Georgia-Pacific LLC, 7.700%, 6/15/2015	546,065
88,057,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	110,824,754
4,784,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	6,133,590
16,307,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	22,415,015
4,447,000	International Paper Co., 6.875%, 11/01/2023	4,958,583
10,392,000	International Paper Co., 8.700%, 6/15/2038	14,098,930
24,586,000	Westvaco Corp., 7.950%, 2/15/2031	27,262,260
36,799,000	Westvaco Corp., 8.200%, 1/15/2030	41,838,807
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	4,082,107
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	14,731,585

		322,090,099

	Pipelines – 2.4%
27,325,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	31,163,343
1,000,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	1,152,500
7,325,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	8,042,330
11,435,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	12,023,891

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pipelines – continued
$ 22,725,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	$26,613,884
7,500,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	9,363,922
31,400,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	33,496,138
54,221,388	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	57,745,778
116,405,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	114,912,688
57,010,000	NiSource Finance Corp., 6.400%, 3/15/2018	65,553,063
1,235,000	NiSource Finance Corp., 6.800%, 1/15/2019	1,446,489
28,845,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	32,610,426
56,655,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	67,507,662
5,572,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	5,014,800

		466,646,914

	Property & Casualty Insurance – 0.7%
22,060,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	23,764,775
4,090,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	4,687,201
16,825,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	16,402,474
2,000,000	Liberty Mutual Group, Inc., (fixed rate to 3/15/2017, variable rate thereafter), 7.000%, 3/07/2067, 144A	1,680,000
51,522,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	56,607,324
12,885,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	7,215,600
3,375,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	3,094,257
12,080,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	12,670,096
6,575,000	XL Group PLC, 6.250%, 5/15/2027	6,662,665
2,110,000	XL Group PLC, 6.375%, 11/15/2024	2,218,150

		135,002,542

	Property Trust – 0.4%
68,360,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	76,245,053

	Railroads – 0.0%
7,944,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	5,719,680
63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	58,869

		5,778,549

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Real Estate Operations/Development – 0.0%
$ 7,750,000	First Industrial LP, 5.950%, 5/15/2017	$7,214,305

	REITs - Apartments – 0.3%
2,565,000	Camden Property Trust, 5.000%, 6/15/2015	2,724,261
40,075,000	Camden Property Trust, 5.700%, 5/15/2017	43,881,123
4,680,000	ERP Operating LP, 5.125%, 3/15/2016	5,014,260
3,000,000	ERP Operating LP, 5.375%, 8/01/2016	3,263,850

		54,883,494

	REITs - Diversified – 0.0%
5,720,000	Duke Realty LP, 5.950%, 2/15/2017	6,149,715

	REITs - Office Property – 0.4%
57,890,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	61,229,732
5,640,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	6,351,604

		67,581,336

	REITs - Regional Malls – 0.1%
9,032,000	Simon Property Group LP, 5.750%, 12/01/2015	10,104,713
1,690,000	Simon Property Group LP, 6.125%, 5/30/2018	1,940,128

		12,044,841

	REITs - Warehouse/Industrials – 0.1%
6,022,000	ProLogis LP, 5.625%, 11/15/2015	6,404,728
6,110,000	ProLogis LP, 5.625%, 11/15/2016	6,451,140
6,375,000	ProLogis LP, 5.750%, 4/01/2016	6,745,158
2,332,000	ProLogis LP, 6.625%, 5/15/2018	2,532,638
1,595,000	ProLogis LP, 6.875%, 3/15/2020	1,770,968
3,020,000	ProLogis LP, 7.375%, 10/30/2019	3,411,963

		27,316,595

	Retailers – 1.0%
1,920,000	Dillard’s, Inc., 6.625%, 1/15/2018	1,891,200
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	4,305,600
1,740,000	Dillard’s, Inc., 7.130%, 8/01/2018	1,750,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – continued
$ 7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	$6,751,080
1,000,000	Dillard’s, Inc., 7.750%, 5/15/2027	930,000
14,269,000	Foot Locker, Inc., 8.500%, 1/15/2022	14,732,743
5,160,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	5,185,800
50,232,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	42,006,510
2,798,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	2,798,000
5,580,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,994,100
28,445,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	33,044,613
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	15,067,276
2,098,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	2,307,464
1,485,000	Macy’s Retail Holdings, Inc., 8.125%, 7/15/2015	1,714,526
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,201,928
39,965,000	Toys R Us, Inc., 7.375%, 10/15/2018	35,868,587
11,255,000	Toys R Us, Inc., 7.875%, 4/15/2013	11,437,894

		193,988,196

	Sovereigns – 2.1%
10,000,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	1,368,567
25,000,000,000	Indonesia Treasury Bond, 10.250%, 7/15/2027, (IDR)	3,591,701
88,974,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	12,718,636
498,832,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	71,067,510
317,658,000,000	Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	47,135,508
378,003,000,000	Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012, (IDR)	40,159,947
98,690,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	60,317,169
10,025,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	6,342,045
114,735,000	Republic of Brazil, 12.500%, 1/05/2022, (BRL)	78,735,183
26,800,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	25,460,000
7,413,690,000	Republic of Iceland, 4.250%, 8/24/2012, (ISK)	35,781,747

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Sovereigns – continued
$ 4,616,100,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	$23,191,464

		405,869,477

	Supermarkets – 0.7%
3,000,000	American Stores Co., 7.900%, 5/01/2017	2,820,000
13,145,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	9,940,906
100,590,000	New Albertson’s, Inc., 7.450%, 8/01/2029	78,460,200
20,550,000	New Albertson’s, Inc., 7.750%, 6/15/2026	16,902,375
10,440,000	New Albertson’s, Inc., 8.000%, 5/01/2031	8,325,900
3,880,000	New Albertson’s, Inc., 8.700%, 5/01/2030	3,385,300
17,575,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	12,522,188

		132,356,869

	Supranational – 2.2%
8,660,000	European Bank for Reconstruction & Development, GMTN, 9.000%, 4/28/2014, (BRL)	4,745,462
11,505,000	European Investment Bank, 11.250%, 2/14/2013, (BRL)	6,306,239
837,962,640,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	82,738,125
16,500,000	European Investment Bank, EMTN, 7.000%, 1/18/2012, (NZD)	12,863,182
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	18,240,751
71,230,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	74,250,457
345,270,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	34,570,789
185,840,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	158,857,848
40,000,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	31,284,006

		423,856,859

	Technology – 1.6%
1,940,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020	1,993,350
65,276,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	75,592,545
10,600,000	Alcatel-Lucent, 8.500%, 1/15/2016, (EUR)	11,352,518
1,000,000	Alcatel-Lucent, EMTN, 6.375%, 4/07/2014, (EUR)	1,261,894
81,532,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	58,499,210
5,046,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	3,620,505

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$ 2,630,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	$2,970,664
12,555,000	Avnet, Inc., 5.875%, 3/15/2014	13,313,058
50,915,000	Avnet, Inc., 6.000%, 9/01/2015	54,906,227
15,245,000	Avnet, Inc., 6.625%, 9/15/2016	17,054,246
10,821,000	Corning, Inc., 6.850%, 3/01/2029	13,129,877
5,645,000	Corning, Inc., 7.250%, 8/15/2036	6,809,891
3,640,000	Eastman Kodak Co., 7.250%, 11/15/2013	1,201,200
15,578,000	Equifax, Inc., 7.000%, 7/01/2037	17,399,536
143,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	146,575
6,016,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	6,331,840
929,000	Motorola Solutions, Inc., 6.000%, 11/15/2017	1,043,341
4,385,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	4,528,811
11,895,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(e)	12,608,700
4,048,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	4,874,820
40,000	Xerox Corp., 6.350%, 5/15/2018	45,058
615,000	Xerox Corp., MTN, 7.200%, 4/01/2016	697,752

		309,381,618

	Tobacco – 0.5%
71,085,000	Reynolds American, Inc., 6.750%, 6/15/2017	80,797,202
17,990,000	Reynolds American, Inc., 7.250%, 6/15/2037	20,867,860

		101,665,062

	Transportation Services – 0.4%
20,994,000	APL Ltd., 8.000%, 1/15/2024(c)	13,646,100
22,165,851	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	20,835,900
6,552,024	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(d)(f)	4,914,018
9,603,145	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020	9,603,145
264,579	Atlas Air Pass Through Trust, Series 1999-1, Class A-2, 6.880%, 4/02/2014	264,579
10,973,518	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	9,437,225

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Transportation Services – continued
$ 15,689,997		Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(d)	$11,767,498
6,740,151		Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017	6,403,143
201,720		Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(d)(f)	161,376
2,675,000		Erac USA Finance Co., 7.000%, 10/15/2037, 144A	3,218,223

			80,251,207

		Treasuries – 18.7%
164,160,000		Canadian Government, 1.750%, 3/01/2013, (CAD)	162,567,950
587,055,000		Canadian Government, 2.000%, 9/01/2012, (CAD)	580,330,159
414,487,000		Canadian Government, 3.500%, 6/01/2013, (CAD)	421,273,398
94,395,000		Canadian Government, 3.750%, 6/01/2012, (CAD)	93,739,910
246,645,000		Canadian Government, 3.750%, 6/01/2019, (CAD)	276,985,664
297,760,000		Canadian Government, 4.250%, 6/01/2018, (CAD)	340,964,793
6,132,503		Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	1,438,750
3,240,000		Hellenic Republic Government Bond, 4.500%, 9/20/2037, (EUR)	831,546
1,950,000		Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	554,047
102,205,000		Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	28,967,748
126,665,000		Hellenic Republic Government International Bond, 2.125%, 7/05/2013, (CHF)	54,421,584
170,925,000		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	174,869,791
76,200,000		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	76,170,611
10,600,000		Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	11,108,730
161,275,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	164,327,054
1,050,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	1,070,999
1,050,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	1,122,232
1,045,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	1,157,246
28,585,700	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	229,516,662
33,000,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	29,435,979
300,670,000		New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	245,956,493
668,075,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	124,603,971

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
$ 319,620,000	Norwegian Government, 5.000%, 5/15/2015, (NOK)	$59,375,460
2,599,880,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	464,590,777
40,050,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	25,901,814
500,000	Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	305,767
9,000,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	6,138,315
21,275,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	13,629,913
5,188,170,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	26,102,232

		3,617,459,595

	Utility Other – 0.0%
4,800,000	Listrindo Capital BV, 9.250%, 1/29/2015, 144A	5,222,352

	Wireless – 0.9%
57,512,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	55,499,080
40,092,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	36,684,180
4,680,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	4,656,600
41,804,000	Sprint Capital Corp., 6.875%, 11/15/2028	29,837,605
38,286,000	Sprint Capital Corp., 6.900%, 5/01/2019	31,490,235
8,390,000	Sprint Capital Corp., 8.750%, 3/15/2032	6,785,413
15,252,000	Sprint Nextel Corp., 6.000%, 12/01/2016	12,659,160

		177,612,273

	Wirelines – 3.8%
8,395,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	6,254,275
5,790,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	6,702,419
3,695,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	4,503,928
31,176,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	34,612,628
3,940,000	BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	4,946,410
107,425,000	CenturyLink, Inc., 6.450%, 6/15/2021	107,622,877
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	10,258,850
4,400,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	4,317,566

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$ 1,000,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	$760,000
8,735,000	Embarq Corp., 7.995%, 6/01/2036	9,051,102
3,075,000	Frontier Communications Corp., 7.875%, 1/15/2027	2,613,750
730,000	Frontier Communications Corp., 9.000%, 8/15/2031	666,125
17,205,000	GTE Corp., 6.940%, 4/15/2028	21,635,683
1,600,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	2,751,618
2,750,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	3,734,828
68,090,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	69,281,575
11,350,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	11,605,375
3,545,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	3,700,094
950,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	696,951
17,260,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	13,313,902
41,731,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	37,385,974
300,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	317,415
1,000,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	945,201
30,365,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	29,971,409
64,147,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	60,232,044
15,925,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	16,402,750
40,420,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	40,152,218
38,025,000	Qwest Corp., 6.875%, 9/15/2033	37,769,852
1,505,000	Qwest Corp., 7.200%, 11/10/2026	1,501,542
10,620,000	Qwest Corp., 7.250%, 9/15/2025	11,624,429
2,890,000	Qwest Corp., 7.500%, 6/15/2023	2,890,864
43,499,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	32,231,585
28,320,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	21,448,010
4,300,000	Telecom Italia Capital S.p.A., EMTN, 5.875%, 5/19/2023, (GBP)	5,451,838
3,200,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	3,120,224

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$ 5,845,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	$7,943,169
45,415,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	48,873,896
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	29,152,160
15,250,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	15,942,228
2,905,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,527,852
7,860,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	8,410,687

		734,325,303

	Total Non-Convertible Bonds (Identified Cost $14,157,400,338)	14,911,991,758

Convertible Bonds – 8.1%

	Airlines – 0.0%
1,320,000	AMR Corp., 6.250%, 10/15/2014(e)	280,500
6,445,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	5,800,500

		6,081,000

	Automotive – 1.4%
3,505,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(g)	2,260,725
182,545,000	Ford Motor Co., 4.250%, 11/15/2016	261,723,894
12,335,000	Navistar International Corp., 3.000%, 10/15/2014	13,290,962

		277,275,581

	Diversified Manufacturing – 0.3%
44,380,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	41,273,400
24,037,000	Trinity Industries, Inc., 3.875%, 6/01/2036	23,496,168

		64,769,568

	Electric – 0.0%
1,000,000	CMS Energy Corp., 5.500%, 6/15/2029	1,605,000

	Healthcare – 0.5%
32,436,000	Hologic, Inc., (accretes to principal after 12/15/2013), 2.000%, 12/15/2037(g)	30,935,835
14,480,000	Life Technologies Corp., 1.500%, 2/15/2024	14,480,000
285,000	LifePoint Hospitals, Inc., 3.250%, 8/15/2025	289,631
2,510,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,566,475

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Healthcare – continued
$ 3,107,000	Omnicare, Inc., 3.250%, 12/15/2035	$2,850,673
29,850,000	Omnicare, Inc., 3.750%, 12/15/2025	41,491,500

		92,614,114

	Home Construction – 0.3%
47,320,000	Lennar Corp., 3.250%, 11/15/2021, 144A	51,756,250

	Independent Energy – 0.2%
27,750,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	22,893,750
9,405,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	8,382,206

		31,275,956

	Life Insurance – 0.3%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	64,074,056

	Media Non-Cable – 0.0%
10,026,611	Liberty Media LLC, 3.500%, 1/15/2031	5,677,568

	Metals & Mining – 0.1%
1,255,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,366,381
16,535,000	United States Steel Corp., 4.000%, 5/15/2014	18,291,844

		19,658,225

	Non-Captive Diversified – 0.3%
60,585,000	iStar Financial, Inc., 0.872%, 10/01/2012(b)	54,526,500

	Pharmaceuticals – 0.9%
51,585,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	51,069,150
124,940,000	Human Genome Sciences, Inc., 3.000%, 11/15/2018	111,508,950
9,615,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	10,083,731

		172,661,831

	REITs - Warehouse/Industrials – 0.2%
28,230,000	ProLogis LP, 3.250%, 3/15/2015	29,112,188

	Technology – 2.9%
4,680,000	Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	4,106,700
49,074,000	Ciena Corp., 0.875%, 6/15/2017	37,173,555

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$ 8,030,000	Ciena Corp., 3.750%, 10/15/2018, 144A	$7,548,200
8,680,000	Ciena Corp., 4.000%, 3/15/2015, 144A	8,528,100
11,651,000	Intel Corp., 2.950%, 12/15/2035	12,131,604
343,275,000	Intel Corp., 3.250%, 8/01/2039	429,951,938
10,025,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	9,987,406
1,100,000	Lam Research Corp., 1.250%, 5/15/2018, 144A	1,031,250
3,545,000	Micron Technology, Inc., 1.875%, 6/01/2014	3,385,475
58,415,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031, 144A	51,405,200

		565,249,428

	Wirelines – 0.7%
64,473,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	69,872,614
48,975,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	53,076,656
1,350,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	1,432,735

		124,382,005

	Total Convertible Bonds (Identified Cost $1,395,067,523)	1,560,719,270

Municipals – 1.4%

	California – 0.4%
5,425,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (MBIA insured), 3.750%, 8/01/2028	4,078,949
2,165,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (Registered), (MBIA insured), 3.750%, 8/01/2028	1,934,579
20,455,000	State of California, 4.500%, 10/01/2029	20,909,101
5,805,000	State of California, 4.500%, 8/01/2030	5,923,538
7,340,000	State of California, (AMBAC insured), 4.500%, 8/01/2027	7,619,434
5,945,000	State of California, (AMBAC insured), 4.500%, 8/01/2030	6,066,397
17,945,000	State of California (Various Purpose), (AMBAC insured), 4.500%, 12/01/2033	18,093,585
3,805,000	State of California (Various Purpose), (MBIA insured), 3.250%, 12/01/2027	3,433,860

		68,059,443

	District of Columbia – 0.0%
5,610,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047	6,299,245

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Municipals – continued

	Illinois – 0.3%
$ 2,440,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	$2,374,339
69,245,000	State of Illinois, 5.100%, 6/01/2033	62,849,532

		65,223,871

	Michigan – 0.1%
20,690,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	15,158,115

	Ohio – 0.0%
10,390,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	7,444,227

	Virginia – 0.6%
178,970,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	112,289,357

	Total Municipals (Identified Cost $331,144,055)	274,474,258

	Total Bonds and Notes (Identified Cost $15,883,611,916)	16,747,185,286

Senior Loans – 0.4%

	Electric – 0.0%
6,935,533	Texas Competitive Electric Holdings Company, LLC, Non-Extended Term Loan, 3.776%, 10/10/2014(b)	4,824,218

	Media Non-Cable – 0.1%
4,075,095	Dex Media West LLC, New Term Loan, 7.250%, 10/24/2014(b)	2,261,677
43,129,268	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(b)	19,893,375

		22,155,052

	Wireless – 0.1%
12,129,970	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(b)(h)	12,220,945

	Wirelines – 0.2%
37,299,523	FairPoint Communications, Inc., New Term Loan B, 6.500%, 1/22/2016(b)	29,656,851

	Total Senior Loans (Identified Cost $107,434,471)	68,857,066

Shares
Common Stocks – 5.3%

	Biotechnology – 0.2%
1,409,794	Vertex Pharmaceuticals, Inc.(d)	46,819,259

	Chemicals – 0.3%
750,000	PPG Industries, Inc.	62,617,500

Shares	Description	Value (†)
Common Stocks – continued

	Containers & Packaging – 0.1%
645,508	Owens-Illinois, Inc.(d)	$12,509,945
2,766	Rock-Tenn Co., Class A	159,598

		12,669,543

	Diversified Telecommunication Services – 0.3%
269,619	FairPoint Communications, Inc.(d)	1,167,450
403,884	Hawaiian Telcom Holdco, Inc.(d)	6,219,814
2,629,337	Telefonica S.A., Sponsored ADR	45,198,303

		52,585,567

	Electronic Equipment, Instruments & Components – 0.1%
630,490	Corning, Inc.	8,183,760

	Media – 0.0%
4,746	Dex One Corp.(d)	7,879
79,727	SuperMedia, Inc.(d)	210,479

		218,358

	Oil, Gas & Consumable Fuels – 0.5%
1,026,979	Chesapeake Energy Corp.	22,891,362
813,333	Repsol YPF S.A., Sponsored ADR	24,814,790
750,000	Royal Dutch Shell PLC, ADR	54,817,500

		102,523,652

	Pharmaceuticals – 1.4%
3,372,358	Bristol-Myers Squibb Co.	118,841,896
3,384,721	Valeant Pharmaceuticals International, Inc.(d)	158,032,624

		276,874,520

	Semiconductors & Semiconductor Equipment – 2.0%
16,210,621	Intel Corp.	393,107,559

	Software – 0.4%
2,568,090	Microsoft Corp.	66,667,616

	Total Common Stocks (Identified Cost $764,164,730)	1,022,267,334

Preferred Stocks – 2.6%

Convertible Preferred Stocks – 1.9%

	Automotive – 1.0%
4,096,100	General Motors Co., Series B, 4.750%	140,291,425
956,385	Goodyear Tire & Rubber Co. (The), 5.875%	46,528,130

		186,819,555

	Banking – 0.3%
25,823	Bank of America Corp., Series L, 7.250%	20,349,040
305,595	Sovereign Capital Trust IV, 4.375%	14,515,763
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	13,157,082

		48,021,885

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Construction Machinery – 0.0%
166,574	United Rentals Trust I, 6.500%	$7,828,978

	Consumer Products – 0.1%
275,316	Newell Financial Trust I, 5.250%	11,632,101

	Electric – 0.1%
346,577	AES Trust III, 6.750%	17,013,465
208,375	CMS Energy Trust I, 7.750%(c)(i)	8,960,125

		25,973,590

	Independent Energy – 0.1%
87,351	Chesapeake Energy Corp., 4.500%	8,089,576
144,600	SandRidge Energy, Inc., 8.500%	17,924,616

		26,014,192

	Pipelines – 0.1%
325,710	El Paso Energy Capital Trust I, 4.750%	14,995,688
25,000	Williams Cos., Inc., 5.500%	3,789,063

		18,784,751

	REITs - Healthcare – 0.0%
172,150	Health Care REIT, Inc., Series I, 6.500%	8,808,916

	Technology – 0.2%
52,704	Lucent Technologies Capital Trust I, 7.750%	32,360,256

	Total Convertible Preferred Stocks (Identified Cost $420,668,466)	366,244,224

Non-Convertible Preferred Stocks – 0.7%

	Banking – 0.2%
53,000	Bank of America Corp., 6.375%	966,190
1,226,700	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	31,967,802
534,725	Countrywide Capital IV, 6.750%	10,619,638

		43,553,630

	Electric – 0.0%
2,925	Connecticut Light & Power Co., 1.900%	107,219
100	Entergy Arkansas, Inc., 4.320%	8,919
5,000	Entergy Mississippi, Inc., 4.360%	444,844

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	Electric – continued
665	Entergy New Orleans, Inc., 4.360%	$60,494
200	Entergy New Orleans, Inc., 4.750%	19,819
645	MDU Resources Group, Inc., 5.100%	63,190
50,100	Southern California Edison Co., 4.780%	1,204,404

		1,908,889

	Government Sponsored – 0.2%
38,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(g)	39,959,375

	Home Construction – 0.0%
41,783	Hovnanian Enterprises, Inc., 7.625%(d)	58,496

	Non-Captive Consumer – 0.0%
149,767	SLM Corp., Series A, 6.970%	6,005,657

	Non-Captive Diversified – 0.2%
52,843	Ally Financial, Inc., Series G, 7.000%, 144A	37,880,177

	REITs - Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,557,044

	REITs - Warehouse/Industrials – 0.1%
169,007	ProLogis, Inc., Series Q, 8.540%	9,264,964

	Total Non-Convertible Preferred Stocks (Identified Cost $109,107,025)	141,188,232

	Total Preferred Stocks (Identified Cost $529,775,491)	507,432,456

Closed End Investment Companies – 0.1%
680,008	Highland Credit Strategies Fund	4,202,449
337,212	Morgan Stanley Emerging Markets Debt Fund, Inc.	3,510,377
1,102,289	Western Asset High Income Opportunity Fund, Inc.	6,801,123

	Total Closed End Investment Companies (Identified Cost $20,022,250)	14,513,949

Principal Amount

Short-Term Investments – 3.6%
$2,706,833	Repurchase Agreement with State Street Bank and Trust Company, dated 12/30/2011 at 0.000% to be repurchased at $2,706,833 on 1/03/2012 collateralized by $2,765,000 U.S. Treasury Bill, due 3/08/2012 valued at $2,764,900 including accrued interest(j)	2,706,833

Principal Amount (‡)	Description	Value (†)
$696,257,264	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011 at 0.000% to be repurchased at $696,257,264 on 1/03/2012 collateralized by $220,000,000 Federal National Mortgage Association, 4.375% due 10/15/2015 valued at $250,250,000; $75,360,000 Federal National Mortgage Association, 1.070% due 9/21/2015 valued at $75,548,400; $373,710,000 U.S. Treasury Note, 1.250% due 10/31/2015 valued at $383,705,995; $685,000 Federal National Mortgage Association Discount Note, due 6/06/2012 valued at $684,658 including accrued interest(j)	$696,257,264

	Total Short-Term Investments (Identified Cost $698,964,097)	698,964,097

	Total Investments – 98.5% (Identified Cost $18,003,972,955)(a)	19,059,220,188
	Other assets less liabilities – 1.5%	301,314,594

	Net Assets – 100.0%	$19,360,534,782

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by a pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At December 31, 2011, the net unrealized appreciation on investments based on a cost of $18,083,742,157 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,939,384,023
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(963,905,992)

	Net unrealized appreciation	$975,478,031

At September 30, 2011, the Fund had a capital loss carryforward of $628,747,521 which expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

(b)	Variable rate security. Rate as of December 31, 2011 is disclosed.
(c)	Illiquid security. At December 31, 2011, the value of these securities amounted to $417,460,252 or 2.2% of net assets.
(d)	Non-income producing security.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Maturity has been extended under the terms of a plan of reorganization.
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	All or a portion of interest payment is paid-in-kind.
(i)	Fair valued security by the Fund’s investment adviser. At December 31, 2011, the value of this security amounted to $8,960,125 representing less than 0.1% of net assets.
(j)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of Rule 144A holdings amounted to $2,010,561,006 or 10.4% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 – quoted prices in active markets for identical assets or liabilities;

•Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Non-Captive Consumer	$2,848,997	$839,709,946	$—	$842,558,943
Treasuries	—	3,587,106,254	30,353,341	3,617,459,595
All Other Non-Convertible Bonds*	—	10,451,973,220	—	10,451,973,220
Total Non-Convertible Bonds	2,848,997	14,878,789,420	30,353,341	14,911,991,758
Convertible Bonds*	—	1,560,719,270	—	1,560,719,270
Municipals*	—	274,474,258	—	274,474,258
Total Bonds and Notes	2,848,997	16,713,982,948	30,353,341	16,747,185,286
Senior Loans*	—	68,857,066	—	68,857,066
Common Stocks*	1,022,267,334	—	—	1,022,267,334
Preferred Stocks
Convertible Preferred Stocks
Banking	33,506,122	14,515,763	—	48,021,885
Construction Machinery	—	7,828,978	—	7,828,978
Consumer Products	—	11,632,101	—	11,632,101
Electric	17,013,465	—	8,960,125	25,973,590
Independent Energy	8,089,576	17,924,616	—	26,014,192
Pipelines	14,995,688	3,789,063	—	18,784,751
All Other Convertible Preferred Stocks*	227,988,727	—	—	227,988,727
Total Convertible Preferred Stocks	301,593,578	55,690,521	8,960,125	366,244,224
Non-Convertible Preferred Stocks
Electric	1,204,404	704,485	—	1,908,889
Government Sponsored	—	39,959,375	—	39,959,375
Non-Captive Diversified	—	37,880,177	—	37,880,177
REITs - Office Property	—	2,557,044	—	2,557,044
All Other Non-Convertible Preferred Stocks*	58,882,747	—	—	58,882,747
Total Non-Convertible Preferred Stocks	60,087,151	81,101,081	—	141,188,232
Total Preferred Stocks	361,680,729	136,791,602	8,960,125	507,432,456
Closed End Investment Companies	14,513,949	—	—	14,513,949
Short-Term Investments	—	698,964,097	—	698,964,097
Total	$1,401,311,009	$17,618,595,713	$39,313,466	$19,059,220,188

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A preferred stock valued at $10,537,480 was transferred from Level 1 to Level 2 during the period ended December 31, 2011. At September 30, 2011, this security was valued at market price in accordance with the Fund’s valuation policies; at December 31, 2011, this security was valued on the basis of evaluated bids furnished to the Fund by a pricing service.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2011
Bonds and Notes
Non-Convertible Bonds
Consumer Cyclical Services	$5,032,625	$—	$—	$—	$—	$—	$—	$(5,032,625)	$—	$—
Technology	910,000	—	—	—	—	—	—	(910,000)	—	—
Treasuries	1,072,828	597,968	—	(15,818,585)	—	—	44,501,130	—	30,353,341	(15,818,585)
Preferred Stocks
Convertible Preferred Stocks
Electric	9,376,875	—	—	(416,750)	—	—	—	—	8,960,125	(416,750)
Independent Energy	14,460,000	—	—	—	—	—	—	(14,460,000)	—	—
Non-Convertible Preferred Stocks
Non-Captive Diversified	31,705,800	—	—	—	—	—	—	(31,705,800)	—	—

Total	$62,558,128	$597,968	$—	$(16,235,335)	$—	$—	$44,501,130	$(52,108,425)	$39,313,466	$(16,235,335)

Debt securities valued at $5,942,625 were transferred from Level 3 to Level 2 during the period ended December 31, 2011. At September 30, 2011, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at December 31, 2011, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service.

Debt securities valued at $44,501,130 were transferred from Level 2 to Level 3 during the period ended December 31, 2011. At September 30, 2011, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service; at December 31, 2011, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund.

Preferred stocks valued at $46,165,800 were transferred from Level 3 to Level 2 during the period ended December 31, 2011. At September 30, 2011, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at December 31, 2011, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service.

All transfers are regonized as of the beginning of the reporting period.

Industry Summary at December 31, 2011 (Unaudited)

Treasuries	18.7%
Banking	7.7
Non-Captive Diversified	7.1
Technology	4.7
Wirelines	4.7
Non-Captive Consumer	4.4
Automotive	4.2
Electric	3.0
Healthcare	2.7
Pipelines	2.5
Pharmaceuticals	2.3
Supranational	2.2
Sovereigns	2.1
Semiconductors & Semiconductor Equipment	2.0
Other Investments, less than 2% each	26.6
Short-Term Investments	3.6

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

Currency Exposure at December 31, 2011 (Unaudited)

United States Dollar	64.9%
Canadian Dollar	10.9
New Zealand Dollar	4.6
Euro	4.0
Norwegian Krone	3.3
Australian Dollar	3.0
Indonesian Rupiah	2.7
Other, less than 2% each	5.1

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 87.3% of Net Assets

Non-Convertible Bonds – 77.5%

	ABS Other – 0.1%
$ 725,000	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	$697,462

	Aerospace & Defense – 0.1%
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	173,688
300,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	214,612
800,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	600,739

		989,039

	Airlines – 0.6%
464,615	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 1/02/2021	490,745
202,834	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	202,074
48,940	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	47,839
70,802	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	69,117
1,361,005	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	1,357,602
276,711	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	287,780
484,000	Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A	498,520
1,036,945	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	1,036,945
1,651,000	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	1,568,450

		5,559,072

	Automotive – 2.7%
2,200,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021, 144A	2,002,000
300,000	FCE Bank PLC, EMTN, 7.125%, 1/16/2012, (EUR)	389,052
200,000	FCE Bank PLC, EMTN, 7.125%, 1/15/2013, (EUR)	264,674
765,000	Ford Motor Co., 6.375%, 2/01/2029	785,932
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,086,650
165,000	Ford Motor Co., 6.625%, 2/15/2028	173,551
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,454,021
690,000	Ford Motor Co., 7.125%, 11/15/2025	714,150

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$ 9,250,000	Ford Motor Co., 7.450%, 7/16/2031	$11,100,000
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	1,747,812
645,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	693,375
565,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	641,054
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	363,750

		24,416,021

	Banking – 7.6%
1,710,000	Associates Corp. of North America, 6.950%, 11/01/2018	1,858,142
500,000	Bank of America Corp., 4.850%, 11/15/2014	468,905
1,900,000	Bank of America Corp., 5.490%, 3/15/2019	1,637,631
600,000	Bank of America Corp., 6.500%, 9/15/2037	491,368
2,247,000	Bank of America Corp., 7.625%, 6/01/2019	2,323,886
1,060,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	965,485
2,420,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,114,897
250,000	Barclays Bank PLC, EMTN, (fixed rate to 3/15/2020, variable rate thereafter), 4.750%, 3/29/2049, (EUR)	152,074
535,000	BNP Paribas Capital Trust VI, (fixed rate to 1/16/2013, variable rate thereafter), 5.868%, 1/29/2049, (EUR)	549,785
1,300,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, 10/29/2049, (GBP)	1,314,316
1,450,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, 4/29/2049, (EUR)	1,332,431
550,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, 4/29/2049, (EUR)	505,405
2,700,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, 4/29/2049, (GBP)	2,573,515
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 6/29/2049, 144A	697,500
1,525,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 6/29/2049, 144A	1,006,500
1,050,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, 7/29/2049, (GBP)	1,108,027
3,830,000	Citigroup, Inc., 5.000%, 9/15/2014	3,790,582
300,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(b)	208,956
135,000	Citigroup, Inc., 5.850%, 12/11/2034	133,083
3,320,000	Citigroup, Inc., 5.875%, 2/22/2033	2,784,640
1,215,000	Citigroup, Inc., 6.000%, 10/31/2033	1,040,917

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$ 795,000	Citigroup, Inc., 6.125%, 8/25/2036	$687,683
200,000	Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017, (EUR)	206,151
1,815,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	1,688,881
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	1,929,632
21,194,634,240	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, 144A, (IDR)	2,283,200
1,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	106,799
18,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	2,014,491
1,700,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	1,602,350
4,400,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	3,392,114
3,200,000	Merrill Lynch & Co., Inc., 6.220%, 9/15/2026	2,639,571
50,000	Merrill Lynch & Co., Inc., EMTN, 1.980%, 9/14/2018, (EUR)(c)	38,180
1,000,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	948,124
300,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	230,207
595,000	Morgan Stanley, 4.750%, 4/01/2014	586,127
7,300,000	Morgan Stanley, 5.500%, 7/24/2020	6,637,379
7,400,000	Morgan Stanley, 5.750%, 1/25/2021	6,902,764
370,000	Morgan Stanley, EMTN, 5.450%, 1/09/2017	356,223
200,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	182,055
4,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	4,073,309
625,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	595,460
350,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	518,802
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	4,248,385

		68,925,932

	Brokerage – 0.5%
1,495,000	Jefferies Group, Inc., 3.875%, 11/09/2015	1,323,075
630,000	Jefferies Group, Inc., 5.125%, 4/13/2018	554,400
1,580,000	Jefferies Group, Inc., 6.250%, 1/15/2036	1,291,960
1,555,000	Jefferies Group, Inc., 6.450%, 6/08/2027	1,294,537

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brokerage – continued
$ 165,000	Jefferies Group, Inc., 6.875%, 4/15/2021	$148,500
70,000	Jefferies Group, Inc., 8.500%, 7/15/2019	71,050

		4,683,522

	Building Materials – 1.2%
860,000	Masco Corp., 4.800%, 6/15/2015	853,247
240,000	Masco Corp., 5.850%, 3/15/2017	239,572
2,600,000	Masco Corp., 6.125%, 10/03/2016	2,668,128
305,000	Masco Corp., 6.500%, 8/15/2032	272,806
1,450,000	Masco Corp., 7.125%, 3/15/2020	1,463,375
775,000	Masco Corp., 7.750%, 8/01/2029	752,268
805,000	Owens Corning, Inc., 6.500%, 12/01/2016	878,562
2,050,000	Owens Corning, Inc., 7.000%, 12/01/2036	2,095,235
1,680,000	USG Corp., 6.300%, 11/15/2016	1,310,400

		10,533,593

	Chemicals – 1.2%
3,440,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	4,354,944
275,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	257,812
115,000	ICI Wilmington, Inc., 5.625%, 12/01/2013	121,762
1,565,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	1,611,474
5,240,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023	3,930,000
55,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016	39,600
905,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021	736,444

		11,052,036

	Collateralized Mortgage Obligations – 0.1%
1,085,429	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.736%, 4/25/2035(c)	921,451

	Commercial Mortgage-Backed Securities – 0.1%
95,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	101,414
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,051,804

		1,153,218

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Construction Machinery – 0.1%
$ 965,000	Toro Co., 6.625%, 5/01/2037(b)	$1,008,839

	Distributors – 0.1%
1,000,000	ONEOK, Inc., 6.000%, 6/15/2035	1,070,343

	Diversified Manufacturing – 1.0%
245,000	Textron, Inc., 5.600%, 12/01/2017	258,991
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,230,277
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,459,002

		8,948,270

	Electric – 4.4%
730,000	AES Corp. (The), 7.750%, 3/01/2014	788,400
2,928,050	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	3,218,806
4,126,072	Bruce Mansfield Unit, 6.850%, 6/01/2034	4,483,821
380,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018(e)	247,000
810,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026(d)	518,400
5,805,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	4,428,054
4,555,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	3,831,589
100,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	108,315
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	1,556,106
1,589,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	1,978,953
2,890,000	Energy Future Holdings Corp., 10.000%, 1/15/2020	3,034,500
275,000	Enersis S.A., 7.375%, 1/15/2014	300,513
4,000,000	Enersis S.A., Cayman Islands, 7.400%, 12/01/2016	4,749,748
3,256,600	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)	3,298,512
695,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(b)(d)	159,850
62,240	Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A	62,240
2,865,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	2,431,669
765,000	TXU Corp., Series P, 5.550%, 11/15/2014	543,150
1,515,000	TXU Corp., Series Q, 6.500%, 11/15/2024	674,175

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$ 1,675,000	TXU Corp., Series R, 6.550%, 11/15/2034	$711,875
450,000	White Pine Hydro LLC, 6.310%, 7/10/2017(b)	483,925
670,000	White Pine Hydro LLC, 6.960%, 7/10/2037(b)	721,295
1,280,000	White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(b)	1,242,061

		39,572,957

	Entertainment – 0.5%
2,065,000	Time Warner, Inc., 6.625%, 5/15/2029	2,434,257
730,000	Time Warner, Inc., 7.625%, 4/15/2031	942,343
1,155,000	Time Warner, Inc., 7.700%, 5/01/2032	1,506,911

		4,883,511

	Food & Beverage – 0.5%
1,540,000	Corn Products International, Inc., 6.625%, 4/15/2037	1,830,951
2,740,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	2,817,863

		4,648,814

	Gaming – 0.2%
410,000	MGM Resorts International, 6.625%, 7/15/2015	389,500
435,000	MGM Resorts International, 6.875%, 4/01/2016	402,375
350,000	MGM Resorts International, 7.500%, 6/01/2016	335,125
895,000	MGM Resorts International, 7.625%, 1/15/2017	852,487

		1,979,487

	Government Guaranteed – 0.2%
1,620,000	Instituto de Credito Oficial, MTN, 5.500%, 10/11/2012, (AUD)	1,607,659

	Government Owned - No Guarantee – 0.8%
2,400,000	DP World Ltd., 6.850%, 7/02/2037, 144A	2,172,000
18,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	1,920,993
29,200,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	3,196,462

		7,289,455

	Healthcare – 2.4%
425,000	Boston Scientific Corp., 5.125%, 1/12/2017	457,809
290,000	Boston Scientific Corp., 5.450%, 6/15/2014	309,897

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$ 435,000	Boston Scientific Corp., 6.400%, 6/15/2016	$487,706
860,000	Boston Scientific Corp., 7.000%, 11/15/2035	990,664
455,000	HCA, Inc., 5.750%, 3/15/2014	464,100
2,345,000	HCA, Inc., 6.250%, 2/15/2013	2,391,900
410,000	HCA, Inc., 6.375%, 1/15/2015	417,687
610,000	HCA, Inc., 6.500%, 2/15/2016	619,150
115,000	HCA, Inc., 6.750%, 7/15/2013	118,738
3,545,000	HCA, Inc., 7.050%, 12/01/2027	2,973,369
820,000	HCA, Inc., 7.190%, 11/15/2015	820,000
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,320,125
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,245,600
2,660,000	HCA, Inc., 7.690%, 6/15/2025	2,354,100
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,097,900
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,593,050
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	374,638
335,000	Kindred Healthcare, Inc., 8.250%, 6/01/2019	281,400
320,000	Owens & Minor, Inc., 6.350%, 4/15/2016(b)	347,483
1,075,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	881,500

		21,546,816

	Home Construction – 0.8%
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021, 144A	149,850
115,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	44,850
1,700,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,674,500
1,152,000	Pulte Group, Inc., 5.200%, 2/15/2015	1,077,120
3,920,000	Pulte Group, Inc., 6.000%, 2/15/2035	2,601,900
1,960,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,357,300

		6,905,520

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – 1.0%
$ 3,230,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	$3,661,366
1,915,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	2,219,742
900,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	963,000
300,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	271,500
1,465,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	1,674,841

		8,790,449

	Life Insurance – 2.4%
10,165,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	9,046,850
615,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	601,480
175,000	American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017	167,237
200,000	AXA, S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	188,897
4,345,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	4,393,477
2,270,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,593,475
1,000,000	MetLife, Inc., 6.400%, 12/15/2066	946,252
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,471,800
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,301,857
1,000,000	Protective Life Secured Trust, 5.260%, 9/10/2014(c)	1,020,480

		21,731,805

	Local Authorities – 5.5%
4,505,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	4,723,323
5,390,000	New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	5,546,467
845,000	New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	869,007
4,280,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	4,645,629
619,905	Province of Alberta, 5.930%, 9/16/2016, (CAD)	682,239
11,700,000	Province of British Columbia, Zero Coupon, 8/23/2013, (CAD)	11,281,269
19,825,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	21,775,683

		49,523,617

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Lodging – 0.0%
$ 150,000		Host Marriott LP, Series O, 6.375%, 3/15/2015	$152,625

		Media Cable – 0.2%
1,500,000		Time Warner Cable, Inc., 6.550%, 5/01/2037	1,706,124

		Media Non-Cable – 0.3%
2,630,000		News America, Inc., 6.150%, 3/01/2037	2,874,887

		Metals & Mining – 2.1%
1,500,000		Alcoa, Inc., 5.720%, 2/23/2019	1,551,952
300,000		Alcoa, Inc., 5.870%, 2/23/2022	302,185
6,720,000		Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A	5,779,200
855,000		ArcelorMittal, 5.500%, 3/01/2021	784,812
2,295,000		ArcelorMittal, 6.125%, 6/01/2018	2,266,455
6,515,000		ArcelorMittal, 6.750%, 3/01/2041	5,858,483
2,110,000		ArcelorMittal, 7.000%, 10/15/2039	1,960,853

			18,503,940

		Non-Captive Consumer – 3.1%
300,000		AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	124,500
3,905,000		Residential Capital LLC, 9.625%, 5/15/2015	2,733,500
31,725	(††)	SLM Corp., 6.000%, 12/15/2043	602,061
760,000		SLM Corp., MTN, 5.125%, 8/27/2012	763,876
1,665,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	1,665,000
200,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	192,451
145,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	125,702
2,920,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	2,940,145
235,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	235,165
2,575,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	1,920,744
7,986,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	8,225,580
300,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	211,500
1,050,000		Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	992,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Consumer – continued
$ 700,000	Springleaf Finance Corp., Series I, MTN, 4.875%, 7/15/2012	$672,000
595,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	432,862
1,805,000	Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	1,588,400
1,000,000	Springleaf Finance Corp., Series J, MTN, 5.900%, 9/15/2012	956,250
2,100,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,459,500
2,800,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	2,016,000

		27,857,486

	Non-Captive Diversified – 5.9%
224,000	Ally Financial, Inc., 6.875%, 8/28/2012	226,800
682,000	Ally Financial, Inc., 7.500%, 12/31/2013	700,755
2,275,000	Ally Financial, Inc., 7.500%, 9/15/2020	2,297,750
1,460,000	Ally Financial, Inc., 8.000%, 12/31/2018	1,434,450
431,000	Ally Financial, Inc., 8.000%, 11/01/2031	415,915
6,055,000	Ally Financial, Inc., 8.300%, 2/12/2015	6,388,025
1,305,836	CIT Group, Inc., 7.000%, 5/01/2015	1,308,448
346,610	CIT Group, Inc., 7.000%, 5/01/2016	346,610
3,046,961	CIT Group, Inc., 7.000%, 5/01/2017	3,046,961
1,630,000	General Electric Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	1,748,067
830,000	General Electric Capital Australia Funding Pty Ltd., EMTN, 8.000%, 2/13/2012, (AUD)	851,103
35,000	General Electric Capital Corp., 5.625%, 5/01/2018	39,200
170,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	180,130
1,345,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	1,118,890
5,360,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	4,554,794
1,145,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	1,242,261
9,210,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	7,559,761
6,375,000	International Lease Finance Corp., 6.250%, 5/15/2019	5,889,161
4,905,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,076,675
635,000	International Lease Finance Corp., 8.250%, 12/15/2020	641,350

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Diversified – continued
$ 3,045,000	International Lease Finance Corp., 8.625%, 9/15/2015	$3,121,125
790,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	772,225
85,000	iStar Financial, Inc., 5.500%, 6/15/2012	83,088
225,000	iStar Financial, Inc., 5.850%, 3/15/2017	178,312
905,000	iStar Financial, Inc., 5.875%, 3/15/2016	733,050
30,000	iStar Financial, Inc., 6.050%, 4/15/2015	24,525
2,495,000	iStar Financial, Inc., 8.625%, 6/01/2013	2,307,875
195,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	162,337
1,245,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	1,067,587

		53,517,230

	Oil Field Services – 0.1%
420,000	Allis-Chalmers Energy, Inc., 8.500%, 3/01/2017	413,700
235,000	Parker Drilling Co., 9.125%, 4/01/2018	247,338

		661,038

	Packaging – 0.2%
2,000,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	2,210,000

	Paper – 1.8%
2,015,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	2,431,037
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,569,211
6,043,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,605,460
1,045,000	Westvaco Corp., 7.950%, 2/15/2031	1,158,751
1,080,000	Westvaco Corp., 8.200%, 1/15/2030	1,227,912

		15,992,371

	Pipelines – 1.4%
1,740,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	1,984,418
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	288,125
1,410,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	1,651,290
300,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	374,557
1,300,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,386,783

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pipelines – continued
$ 250,000	NiSource Finance Corp., 5.250%, 9/15/2017	$275,965
1,785,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,018,014
3,510,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	4,182,365

		12,161,517

	Property & Casualty Insurance – 1.6%
80,000	Axis Capital Holdings Ltd., 5.750%, 12/01/2014	84,114
3,565,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	3,840,500
2,645,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	3,031,210
180,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	197,766
1,545,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	865,200
1,425,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	1,306,464
2,140,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	2,244,537
1,430,000	XL Group PLC, 6.250%, 5/15/2027	1,449,066
1,135,000	XL Group PLC, 6.375%, 11/15/2024	1,193,176

		14,212,033

	Property Trust – 0.4%
2,960,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	3,301,424

	Railroads – 0.0%
500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	360,000

	REITs - Apartments – 0.2%
1,495,000	Camden Property Trust, 5.700%, 5/15/2017	1,636,988
70,000	ERP Operating LP, 5.125%, 3/15/2016	74,999

		1,711,987

	REITs - Diversified – 0.0%
210,000	Duke Realty LP, 5.950%, 2/15/2017	225,776

	REITs - Office Property – 0.5%
3,485,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	3,686,053
475,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	534,931

		4,220,984

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs - Regional Malls – 0.1%
$ 200,000	Simon Property Group LP, 5.875%, 3/01/2017	$228,431
290,000	Simon Property Group LP, 6.100%, 5/01/2016	329,626

		558,057

	REITs - Single Tenant – 0.1%
185,000	Realty Income Corp., 5.750%, 1/15/2021	201,307
815,000	Realty Income Corp., 6.750%, 8/15/2019	929,072

		1,130,379

	REITs - Warehouse/Industrials – 0.0%
100,000	ProLogis LP, 5.625%, 11/15/2015	106,356
80,000	ProLogis LP, 5.750%, 4/01/2016	84,645

		191,001

	Retailers – 0.8%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	963,500
1,100,000	Foot Locker, Inc., 8.500%, 1/15/2022	1,135,750
1,079,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	902,314
575,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	575,000
3,505,000	Toys R Us, Inc., 7.375%, 10/15/2018	3,145,737
750,000	Toys R Us, Inc., 7.875%, 4/15/2013	762,188

		7,484,489

	Sovereigns – 1.9%
1,787,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	255,448
33,387,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	4,756,573
7,590,000,000	Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012, (IDR)	806,380
14,885,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	9,097,386
625,000	Republic of Brazil, 12.500%, 1/05/2022, (BRL)	428,897
176,105,000	Republic of Iceland, 4.250%, 8/24/2012, (ISK)	849,961
212,600,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	1,068,110

		17,262,755

	Supermarkets – 0.9%
25,000	American Stores Co., 8.000%, 6/01/2026	21,563

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supermarkets – continued
$ 6,515,000	New Albertson’s, Inc., 7.450%, 8/01/2029	$5,081,700
1,470,000	New Albertson’s, Inc., 7.750%, 6/15/2026	1,209,075
565,000	New Albertson’s, Inc., 8.000%, 5/01/2031	450,587
5,000	New Albertson’s, Inc., 8.700%, 5/01/2030	4,363
1,745,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,243,312

		8,010,600

	Supranational – 3.3%
19,735,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	16,869,671
17,000,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	13,295,702

		30,165,373

	Technology – 1.4%
5,215,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	6,039,205
980,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	703,150
80,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	57,400
1,645,000	Avnet, Inc., 6.000%, 9/01/2015	1,773,952
130,000	Avnet, Inc., 6.625%, 9/15/2016	145,428
450,000	Corning, Inc., 6.850%, 3/01/2029	546,016
1,175,000	Corning, Inc., 7.250%, 8/15/2036	1,417,471
247,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	253,175
166,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	171,444
150,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(e)	159,000
926,400	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	1,115,621

		12,381,862

	Tobacco – 0.5%
3,320,000	Reynolds American, Inc., 6.750%, 6/15/2017	3,773,605
810,000	Reynolds American, Inc., 7.250%, 6/15/2037	939,576

		4,713,181

	Transportation Services – 0.4%
2,500,000	APL Ltd., 8.000%, 1/15/2024(b)	1,625,000

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Transportation Services – continued
$ 832,927		Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	$782,952
801,182		Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	689,016
287,035		Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017	272,683

			3,369,651

		Treasuries – 11.9%
8,525,000		Canadian Government, 1.750%, 3/01/2013, (CAD)	8,442,323
19,910,000		Canadian Government, 2.000%, 9/01/2012, (CAD)	19,681,927
2,860,000		Canadian Government, 3.500%, 6/01/2013, (CAD)	2,906,827
7,385,000		Canadian Government, 3.750%, 6/01/2019, (CAD)	8,293,455
9,615,000		Canadian Government, 4.250%, 6/01/2018, (CAD)	11,010,131
271,448		Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	63,684
150,000		Hellenic Republic Government Bond, 4.500%, 9/20/2037, (EUR)	38,497
100,000		Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	28,413
4,460,000		Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	1,264,088
7,050,000		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	7,212,707
3,100,000		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	3,098,804
450,000		Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	471,597
6,710,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	6,836,984
205,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	209,100
205,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	219,102
200,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	221,483
305,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	2,448,867
16,560,000		New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	13,546,545
56,415,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	10,522,072
9,425,000		Norwegian Government, 5.000%, 5/15/2015, (NOK)	1,750,872
27,350,000		Norwegian Government, 6.500%, 5/15/2013, (NOK)	4,887,363
1,675,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	1,083,284
250,000		Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	152,883

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
$375,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	$255,763
1,325,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	848,867
275,460,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	1,385,868

		106,881,506

	Utility Other – 0.0%
200,000	Listrindo Capital BV, 9.250%, 1/29/2015, 144A	217,598

	Wireless – 1.1%
1,745,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	1,683,925
4,635,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	4,241,025
165,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	164,175
2,627,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,875,021
1,020,000	Sprint Capital Corp., 6.900%, 5/01/2019	838,950
300,000	Sprint Capital Corp., 8.750%, 3/15/2032	242,625
898,000	Sprint Nextel Corp., 6.000%, 12/01/2016	745,340

		9,791,061

	Wirelines – 3.2%
355,000	AT&T Corp., 6.500%, 3/15/2029	424,433
355,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	264,475
195,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	225,729
690,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	841,058
600,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	666,140
3,880,000	CenturyLink, Inc., 6.450%, 6/15/2021	3,887,147
235,000	Embarq Corp., 7.082%, 6/01/2016	254,727
200,000	Embarq Corp., 7.995%, 6/01/2036	207,238
350,000	GTE Corp., 6.940%, 4/15/2028	440,133
985,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	1,002,237
323,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	330,267
140,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	146,125

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued

$ 200,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	$146,727
700,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	539,961
1,600,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	1,433,408
550,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	519,861
3,305,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	3,262,161
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	6,765,272
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	360,500
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	769,866
790,000	Qwest Corp., 6.875%, 9/15/2033	784,699
1,780,000	Qwest Corp., 7.200%, 11/10/2026	1,775,910
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,335,386
1,480,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,096,640
1,395,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,056,496

		28,536,596

	Total Non-Convertible Bonds (Identified Cost $651,658,959)	698,802,419

Convertible Bonds – 9.1%

	Airlines – 0.1%
195,000	AMR Corp., 6.250%, 10/15/2014(e)	41,438
470,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	423,000

		464,438

	Automotive – 0.5%
2,925,000	Ford Motor Co., 4.250%, 11/15/2016	4,193,719

	Diversified Manufacturing – 0.6%
5,310,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	4,938,300
510,000	Trinity Industries, Inc., 3.875%, 6/01/2036	498,525

		5,436,825

	Electric – 0.1%
500,000	CMS Energy Corp., 5.500%, 6/15/2029	802,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Healthcare – 0.2%
$ 1,270,000	Omnicare, Inc., 3.750%, 12/15/2025	$1,765,300

	Independent Energy – 0.2%
1,565,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	1,291,125
675,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	601,594

		1,892,719

	Life Insurance – 1.5%
15,660,000	Old Republic International Corp., 3.750%, 3/15/2018	13,761,225

	Media Non-Cable – 0.0%
445,448	Liberty Media LLC, 3.500%, 1/15/2031	252,235

	Metals & Mining – 0.2%
235,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	255,856
1,540,000	United States Steel Corp., 4.000%, 5/15/2014	1,703,625

		1,959,481

	Non-Captive Diversified – 0.0%
380,000	iStar Financial, Inc., 0.872%, 10/01/2012(c)	342,000

	Pharmaceuticals – 0.9%
205,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	202,950
7,570,000	Human Genome Sciences, Inc., 3.000%, 11/15/2018	6,756,225
1,370,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	1,436,787

		8,395,962

	Technology – 4.2%
3,600,000	Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	3,159,000
5,195,000	Ciena Corp., 0.875%, 6/15/2017	3,935,213
2,810,000	Ciena Corp., 3.750%, 10/15/2018, 144A	2,641,400
8,417,000	Intel Corp., 2.950%, 12/15/2035	8,764,201
7,000,000	Intel Corp., 3.250%, 8/01/2039	8,767,500
3,585,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	3,571,556
600,000	Micron Technology, Inc., 1.875%, 6/01/2014	573,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$7,025,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031, 144A	$6,182,000

		37,593,870

	Wirelines – 0.6%
3,040,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(b)	3,294,600
1,990,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(b)	2,156,662

		5,451,262

	Total Convertible Bonds (Identified Cost $81,779,060)	82,311,536

Municipals – 0.7%
	Michigan – 0.2%
2,365,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(b)	1,732,670

	Virginia – 0.5%
7,725,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(b)	4,846,820

	Total Municipals (Identified Cost $10,070,846)	6,579,490

	Total Bonds and Notes (Identified Cost $743,508,865)	787,693,445

Senior Loans – 0.1%
	Media Non-Cable – 0.0%
523,532	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(c)	241,479

	Wireless – 0.1%
241,769	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(c)(f)	243,582

	Total Senior Loans (Identified Cost $937,526)	485,061

Shares
Preferred Stocks – 3.0%

Convertible Preferred Stocks – 2.3%

	Automotive – 0.9%
170,980	General Motors Co., Series B, 4.750%	5,856,065
40,805	Goodyear Tire & Rubber Co. (The), 5.875%	1,985,163

		7,841,228

	Banking – 0.5%
2,844	Bank of America Corp., Series L, 7.250%	2,241,129

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Banking – continued
55,743	Sovereign Capital Trust IV, 4.375%	$2,647,792

		4,888,921

	Construction Machinery – 0.1%
19,095	United Rentals Trust I, 6.500%	897,465

	Consumer Products – 0.1%
25,075	Newell Financial Trust I, 5.250%	1,059,419

	Electric – 0.1%
10,000	AES Trust III, 6.750%	490,900

	Independent Energy – 0.0%
775	Chesapeake Energy Corp., 4.500%	71,773

	Pipelines – 0.4%
72,200	El Paso Energy Capital Trust I, 4.750%	3,324,088

	REITs - Healthcare – 0.0%
7,400	Health Care REIT, Inc., Series I, 6.500%	378,658

	Technology – 0.2%
3,875	Lucent Technologies Capital Trust I, 7.750%	2,379,250

	Total Convertible Preferred Stocks (Identified Cost $22,352,834)	21,331,702

Non-Convertible Preferred Stocks – 0.7%

	Banking – 0.1%
5,000	Bank of America Corp., 6.375%	91,150
20,975	Countrywide Capital IV, 6.750%	416,564

		507,714

	Electric – 0.1%
90	Entergy New Orleans, Inc., 4.360%	8,187
2,876	Entergy New Orleans, Inc., 4.750%	284,994
150	MDU Resources Group, Inc., 5.100%	14,695
4,670	Union Electric Co., 4.500%	403,955

		711,831

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	Government Sponsored – 0.3%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(g)	$3,154,687

	Non-Captive Consumer – 0.1%
25,100	SLM Corp., Series A, 6.970%	1,006,510

	Non-Captive Diversified – 0.1%
1,121	Ally Financial, Inc., Series G, 7.000%, 144A	803,582

	Total Non-Convertible Preferred Stocks (Identified Cost $5,228,873)	6,184,324

	Total Preferred Stocks (Identified Cost $27,581,707)	27,516,026

Common Stocks – 5.6%

	Biotechnology – 0.4%
127,420	Vertex Pharmaceuticals, Inc.(d)	4,231,618

	Chemicals – 0.6%
62,529	PPG Industries, Inc.	5,220,546

	Containers & Packaging – 0.1%
35,353	Owens-Illinois, Inc.(d)	685,141
136	Rock-Tenn Co., Class A	7,848

		692,989

	Diversified Telecommunication Services – 0.5%
8,050	Hawaiian Telcom Holdco, Inc.(d)	123,970
241,163	Telefonica S.A., Sponsored ADR	4,145,592

		4,269,562

	Electronic Equipment, Instruments & Components – 0.3%
205,167	Corning, Inc.	2,663,068

	Media – 0.0%
3,027	SuperMedia, Inc.(d)	7,991

	Oil, Gas & Consumable Fuels – 1.2%
54,259	Chesapeake Energy Corp.	1,209,433
164,530	Repsol YPF S.A., Sponsored ADR	5,019,810
70,051	Royal Dutch Shell PLC, ADR	5,120,028

		11,349,271

	Pharmaceuticals – 1.2%
160,000	Bristol-Myers Squibb Co.	5,638,400
107,459	Valeant Pharmaceuticals International, Inc.(d)	5,017,261

		10,655,661

	Semiconductors & Semiconductor Equipment – 1.3%
476,725	Intel Corp.	11,560,581

	Total Common Stocks (Identified Cost $40,230,372)	50,651,287

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 2.7%
$ 32,858	Repurchase Agreement with State Street Bank and Trust Company, dated 12/30/2011 at 0.000% to be repurchased at $32,858 on 1/03/2012 collateralized by $35,000 U.S. Treasury Bill, due 3/08/2012 valued at $34,999 including accrued interest(h)	$32,858
24,172,619	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011 at 0.000% to be repurchased at $24,172,619 on 1/03/2012 collateralized by $24,630,000 Federal National Mortgage Association, 0.750% due 9/08/2014 valued at $24,660,788 including accrued interest(h)	24,172,619

	Total Short-Term Investments (Identified Cost $24,205,477)	24,205,477

	Total Investments – 98.7% (Identified Cost $836,463,947)(a)	890,551,296
	Other assets less liabilities – 1.3%	11,368,856

	Net Assets – 100.0%	$901,920,152

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
Senior loans are priced at bid prices supplied by a pricing service, if available.
Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.
Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.
Futures contracts are valued at their most recent settlement price.
Investments in other open-end investment companies are valued at their net asset value each day.
Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.
The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2011, the net unrealized appreciation on investments based on a cost of $838,117,504 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of tax cost over value	90,333,329
Aggregate gross unrealized depreciation for all investments in which there is an excess of value over tax cost	$(37,899,537)

Net unrealized appreciation	$52,433,792

(b)	Illiquid security. At December 31, 2011, the value of these securities amounted to $21,486,673 or 2.4% of net assets.
(c)	Variable rate security. Rate as of December 31, 2011 is disclosed.

(d)	Non-income producing security.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	All or a portion of interest payment is paid-in-kind.
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of Rule 144A holdings amounted to $99,464,676 or 11.0% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 - quoted prices in active markets for identical assets or liabilities;

•Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Non-Captive Consumer	$602,061	$27,255,425	$—	$27,857,486
Treasuries	—	105,550,508	1,330,998	106,881,506
All Other Non-Convertible Bonds*	—	564,063,427	—	564,063,427
Total Non-Convertible Bonds	602,061	696,869,360	1,330,998	698,802,419
Convertible Bonds*	—	82,311,536	—	82,311,536
Municipals*	—	6,579,490	—	6,579,490
Total Bonds and Notes	602,061	785,760,386	1,330,998	787,693,445
Senior Loans*	—	485,061	—	485,061

Preferred Stocks
Convertible Preferred Stocks
Banking	2,241,129	2,647,792	—	4,888,921
Construction Machinery	—	897,465	—	897,465
Consumer Products	—	1,059,419	—	1,059,419
All Other Convertible Preferred Stocks*	14,485,897	—	—	14,485,897
Total Convertible Preferred Stocks	16,727,026	4,604,676	—	21,331,702
Non-Convertible Preferred Stocks
Electric	403,955	307,876	—	711,831
Government Sponsored	—	3,154,687	—	3,154,687
Non-Captive Diversified	—	803,582	—	803,582
All Other Non-Convertible Preferred Stocks*	1,514,224	—	—	1,514,224
Total Non-Convertible Preferred Stocks	1,918,179	4,266,145	—	6,184,324
Total Preferred Stocks	18,645,205	8,870,821	—	27,516,026
Common Stocks*	50,651,287	—	—	50,651,287
Short-Term Investments	—	24,205,477	—	24,205,477
Total	$69,898,553	$819,321,745	$1,330,998	$890,551,296

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A preferred stock valued at $1,207,960 was transferred from Level 1 to Level 2 during the period ended December 31, 2011. At September 30, 2011, this security was valued at marketprice in accordance with the Fund’s valuation policies; at December 31, 2011, this security was valued on the basis of evaluated bids furnished to the Fund by a pricing service.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2011
Bonds and Notes
Non-Convertible Bonds Treasuries	$55,017	$26,300	$—	$(695,851)	$—	$—	$1,945,532	$—	$1,330,998	$(695,851)
Preferred Stocks
Non-Convertible Preferred Stocks
Non-Captive Diversified	672,600	—	—	—	—	—	—	(672,600)	—	—
Total	$727,617	$26,300	$—	$(695,851)	$—	$—	$1,945,532	$(672,600)	$1,330,998	$(695,851)

Debt securities valued at $1,945,532 were transferred from Level 2 to Level 3 during the period ended December 31, 2011. At September 30, 2011, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service; at December 31, 2011, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund.

A preferred stock valued at $672,600 was transferred from Level 3 to Level 2 during the period ended December 31, 2011. At September 30, 2011, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at December 31, 2011, this security was valued on the basis of evaluated bids furnished to the Fund by a pricing service.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2011 (Unaudited)

Treasuries	11.9%
Banking	8.2
Non-Captive Diversified	6.0
Technology	5.8
Local Authorities	5.5
Electric	4.7
Automotive	4.1
Life Insurance	3.9
Wirelines	3.8
Supranational	3.3
Non-Captive Consumer	3.2
Healthcare	2.6
Metals & Mining	2.3
Pharmaceuticals	2.1
Other Investments, less than 2% each	28.6
Short-Term Investments	2.7

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

Currency Exposure at December 31, 2011 (Unaudited)

United States Dollar	70.3%
Canadian Dollar	9.8
New Zealand Dollar	4.8
Euro	3.3
Australian Dollar	2.7
Other, less than 2% each	7.8

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 96.3% of Net Assets

Non-Convertible Bonds – 95.7%

	Argentina – 1.0%
$12,072,911	Argentina Government International Bond, 8.280%, 12/31/2033(f)	$8,813,225
6,063,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	6,093,315
6,832,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	6,148,800

		21,055,340

	Australia – 2.0%
4,705,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A	4,415,356
15,324,454	Australia Government Bond, 3.000%, 9/20/2025, (AUD)	18,752,458
6,353,533	New South Wales Treasury Corp., 2.750%, 11/20/2025, (AUD)	6,746,506
5,858,700	New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	6,028,773
7,600,000	Westpac Banking Corp., 2.450%, 11/28/2016, 144A	7,534,632

		43,477,725

	Bermuda – 0.3%
6,272,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	6,578,381

	Brazil – 1.6%
10,023,648	Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	5,270,271
12,535,000	Brasil Telecom S.A., 9.750%, 9/15/2016, 144A, (BRL)	6,585,873
6,540,000	Centrais Eletricas Brasileiras S.A., 5.750%, 10/27/2021, 144A	6,795,060
4,087,000	Itau Unibanco Holding S.A., 6.200%, 12/21/2021, 144A	4,208,356
3,633,000	Telemar Norte Leste S.A., 5.125%, 12/15/2017, 144A, (EUR)	4,581,993
6,762,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	6,660,570

		34,102,123

	Canada – 6.7%
4,033,000	Bell Aliant Regional Communications, 5.410%, 9/26/2016, (CAD)	4,304,295
145,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	167,850
2,888,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	3,520,256
2,807,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	3,116,424

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Canada – continued
$ 52,079,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	$54,671,320
9,624,000	Corus Entertainment, Inc., 7.250%, 2/10/2017, 144A, (CAD)	9,824,746
4,734,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	4,723,080
6,086,000	Province of Ontario, EMTN, 4.000%, 12/03/2019, (EUR)	8,729,866
696,000,000	Province of Quebec Canada, 1.600%, 5/09/2013, (JPY)	9,142,223
9,992,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	13,826,744
11,944,000	Province of Quebec Canada, Series 169, EMTN, 3.625%, 2/10/2015, (EUR)	16,488,065
1,408,000	Shaw Communications, Inc., 6.500%, 6/02/2014, (CAD)	1,508,754
8,629,000	Shaw Communications, Inc., 6.750%, 11/09/2039, (CAD)	8,756,307
5,904,000	Videotron Ltee, 6.875%, 7/15/2021, 144A, (CAD)	5,795,569

		144,575,499

	Cayman Islands – 3.2%
2,598,000	Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	2,578,515
7,403,000	Fibria Overseas Finance Ltd., 6.750%, 3/03/2021, 144A	6,755,237
13,171,000	Hyundai Capital Auto Funding Ltd., Series 2010-8A, Class A, 1.285%, 9/20/2016, 144A(b)	13,243,309
4,996,000	IPIC GMTN Ltd., MTN, 5.000%, 11/15/2020, 144A	5,027,225
3,270,000	Marfrig Overseas Ltd., 9.500%, 5/04/2020, 144A	2,419,800
1,063,000	Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A	930,125
6,498,380	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	6,693,331
5,400,000	Petrobras International Finance Co., EMTN, 6.250%, 12/14/2026, (GBP)	8,577,238
10,000,000	Tencent Holdings Ltd., 4.625%, 12/12/2016, 144A	9,756,940
6,100,000	Vale Overseas Ltd., 6.875%, 11/21/2036	6,945,161
6,086,000	Voto-Votorantim Ltd., 6.750%, 4/05/2021, 144A	6,435,945

		69,362,826

	Colombia – 0.7%
8,357,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	4,626,635
3,088,000	Empresa de Energia de Bogota E.S.P., 6.125%, 11/10/2021, 144A	3,103,440

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Colombia – continued
$15,986,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	$8,653,139

		16,383,214

	Denmark – 0.6%
41,563,550	Kingdom of Denmark, 4.000%, 11/15/2015, (DKK)	8,241,644
3,179,000	TDC A/S, EMTN, 4.375%, 2/23/2018, (EUR)	4,347,562

		12,589,206

	France – 1.3%
3,100,000	Alstom S.A., 3.625%, 10/05/2018, (EUR)	3,743,360
1,000,000	Alstom S.A., 4.125%, 2/01/2017, (EUR)	1,281,644
6,687,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	9,619,772
422,000	Lafarge S.A., EMTN, 4.750%, 3/23/2020, (EUR)	436,939
4,542,000	Lafarge S.A., EMTN, 6.625%, 11/29/2018, (EUR)	5,117,222
6,676,000	Pernod-Ricard S.A., 4.450%, 1/15/2022, 144A	6,993,677

		27,192,614

	Germany – 6.2%
7,625,000	Bundesrepublik Deutschland, 3.000%, 7/04/2020, (EUR)	10,938,422
8,043,209	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)	11,738,961
15,804,837	Bundesrepublik Deutschland, 3.750%, 7/04/2013, (EUR)(c)	21,576,373
8,200,000	Bundesrepublik Deutschland, 3.750%, 1/04/2017, (EUR)	12,123,476
6,176,603	Bundesrepublik Deutschland, 4.000%, 1/04/2037, (EUR)	10,274,380
34,000,000	Bundesrepublik Deutschland, 4.250%, 7/04/2017, (EUR)	51,700,904
1,035,000,000	Kreditanstalt fuer Wiederaufbau, 2.600%, 6/20/2037, (JPY)	15,038,764

		133,391,280

	India – 0.4%
4,542,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	4,283,419
5,177,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	4,503,990

		8,787,409

	Indonesia – 0.3%
42,900,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	6,323,424

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	Italy – 3.2%
$ 4,405,000	Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	$3,722,330
36,456,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 9/01/2020, (EUR)	39,314,452
16,940,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 9/15/2016, (EUR)	20,868,933
5,177,000	Republic of Italy, 6.875%, 9/27/2023	4,987,522

		68,893,237

	Japan – 14.2%
360,000,000	Development Bank of Japan, 1.750%, 3/17/2017, (JPY)	4,990,319
5,114,000	eAccess Ltd., 8.250%, 4/01/2018, 144A	4,858,300
2,816,000,000	Japan Finance Organization for Municipal Enterprises, 1.350%, 11/26/2013, (JPY)	37,353,580
1,090,000,000	Japan Finance Organization for Municipal Enterprises, 1.550%, 2/21/2012, (JPY)	14,179,163
6,033,500,000	Japan Government Five Year Bond, 0.700%, 6/20/2014, (JPY)	79,406,096
1,153,550,000	Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)	15,415,532
8,916,100,000	Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)	121,555,275
2,066,450,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)	28,465,194

		306,223,459

	Korea – 1.4%
440,500,000	Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	9,796,366
9,810,000	Hana Bank, 4.000%, 11/03/2016, 144A	9,750,826
3,088,000	Hyundai Steel Co., 4.625%, 4/21/2016, 144A	3,078,013
8,538,000	Korea Finance Corp., 4.625%, 11/16/2021	8,472,164

		31,097,369

	Lithuania – 0.2%
4,542,000	Lithuania Government International Bond, 6.125%, 3/09/2021, 144A	4,519,290

	Luxembourg – 0.7%
2,725,000	ArcelorMittal, 6.125%, 6/01/2018	2,691,107
3,815,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	3,408,127
5,200,000	Gazprom OAO Via Gaz Capital S.A., 4.950%, 5/23/2016, 144A	5,206,500
3,749,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	2,839,286

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Luxembourg – continued
$ 915,000		Telecom Italia Capital S.A., 7.200%, 7/18/2036	$755,742

			14,900,762

		Malaysia – 0.5%
32,323,000		Malaysia Government Bond, 4.262%, 9/15/2016, (MYR)	10,611,835

		Mexico – 3.3%
2,870,000		Axtel SAB de CV, 7.625%, 2/01/2017, 144A	2,037,700
4,283,000		Axtel SAB de CV, 9.000%, 9/22/2019, 144A	3,190,835
4,814,000		BBVA Bancomer S.A., 7.250%, 4/22/2020, 144A	4,814,000
3,134,000		Corporacion GEO SAB de CV, 9.250%, 6/30/2020, 144A	3,063,485
7,630,000		Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	7,439,250
1,362,486	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	9,749,468
1,000,065	(††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)	8,215,265
1,247,129	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	10,013,289
2,968,403	(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	22,958,597

			71,481,889

		Namibia – 0.2%
3,588,000		Namibia International Bonds, 5.500%, 11/03/2021, 144A	3,659,760

		Netherlands – 1.6%
9,100,000		Allianz Finance II BV, EMTN, 4.750%, 7/22/2019, (EUR)	12,733,650
3,701,000		Deutsche Telekom International Finance BV, EMTN, 4.875%, 4/22/2025, (EUR)	5,049,788
681,000		EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	737,624
2,589,000		EDP Finance BV, EMTN, 4.750%, 9/26/2016, (EUR)	2,781,176
2,900,000		EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	3,760,590
3,900,000		Koninklijke KPN NV, GMTN, 3.750%, 9/21/2020, (EUR)	5,046,022
2,862,000		Koninklijke KPN NV, GMTN, 4.500%, 10/04/2021, (EUR)	3,880,832
908,000		OI European Group BV, 6.875%, 3/31/2017, 144A, (EUR)	1,181,055

			35,170,737

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	New Zealand – 1.0%
$ 24,516,000	New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	$22,348,964

	Norway – 3.2%
3,625,000	Eksportfinans ASA, 2.000%, 9/15/2015	3,002,878
145,377,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	27,114,548
202,670,000	Norwegian Government, 4.500%, 5/22/2019, (NOK)(c)	38,945,740

		69,063,166

	Philippines – 0.4%
359,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	8,308,859

	Poland – 0.3%
5,360,000	Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	5,773,712

	Singapore – 1.7%
33,853,000	Singapore Government Bond, 1.625%, 4/01/2013, (SGD)	26,513,655
4,919,000	Singapore Government Bond, 2.250%, 7/01/2013, (SGD)	3,900,677
8,565,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)	6,968,538

		37,382,870

	South Africa – 0.8%
7,716,000	Edcon Proprietary Ltd., 4.676%, 6/15/2014, 144A, (EUR)(b)	7,364,997
10,900,000	Transnet Ltd., 4.500%, 2/10/2016, 144A	11,038,430

		18,403,427

	Spain – 1.7%
8,470,000	Spain Government Bond, 4.100%, 7/30/2018, (EUR)	10,626,855
14,983,000	Spain Government Bond, 5.500%, 4/30/2021, (EUR)	19,814,494
3,111,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	3,033,443
1,817,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	2,469,245

		35,944,037

	Supranationals – 2.9%
1,540,000,000	Asian Development Bank, EMTN, 2.350%, 6/21/2027, (JPY)	22,261,033
15,870,000	European Investment Bank, 2.375%, 7/10/2020, (CHF)	18,120,235
82,365,030,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	8,132,496

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supranationals – continued
$69,400,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 8/20/2015, (IDR)	$5,969,893
457,500,000	Inter-American Development Bank, EMTN, 4.750%, 1/10/2014, (INR)	8,424,186

		62,907,843

	Switzerland – 0.6%
12,717,000	Credit Suisse of New York, MTN, 4.375%, 8/05/2020	12,468,637

	Turkey – 0.4%
6,177,000	Akbank TAS, 5.125%, 7/22/2015, 144A	5,991,690
3,633,000	Export Credit Bank of Turkey, 5.375%, 11/04/2016, 144A	3,578,505

		9,570,195

	United Arab Emirates – 1.7%
6,177,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	7,072,665
26,440,000	DP World Ltd., 6.850%, 7/02/2037, 144A	23,928,200
5,359,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	5,479,577

		36,480,442

	United Kingdom – 6.6%
8,629,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	7,802,842
4,078,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	4,858,337
6,449,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	10,707,735
3,906,000	HSBC Bank PLC, 4.125%, 8/12/2020, 144A	3,854,300
4,360,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	3,648,274
7,000,000	United Kingdom Treasury, 4.000%, 9/07/2016, (GBP)	12,430,988
12,026,209	United Kingdom Treasury, 4.000%, 3/07/2022, (GBP)	22,066,898
8,065,917	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	15,371,107
12,693,827	United Kingdom Treasury, 4.750%, 3/07/2020, (GBP)	24,367,874
10,695,599	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)	21,672,576
3,633,296	United Kingdom Treasury, 5.250%, 6/07/2012, (GBP)	5,761,791
9,810,000	Vedanta Resources PLC, 6.750%, 6/07/2016, 144A	8,338,500
2,452,000	Vedanta Resources PLC, 8.250%, 6/07/2021, 144A	1,900,300

		142,781,522

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – 23.9%
$ 1,817,000	AES Corp. (The), 7.375%, 7/01/2021, 144A	$1,957,818
1,817,000	Ally Financial, Inc., 4.500%, 2/11/2014	1,753,405
3,906,000	Ally Financial, Inc., 6.750%, 12/01/2014	3,925,530
3,603,391	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	3,961,208
5,137,000	Avnet, Inc., 5.875%, 6/15/2020	5,399,028
17,585,000	Bank of America Corp., 5.625%, 7/01/2020	16,243,862
19,070,000,000	Barclays Financial LLC, EMTN, 8.250%, 10/27/2014, (IDR)	2,030,789
2,348,017	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	2,472,514
3,860,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	3,710,425
5,804,000	Cameron International Corp., 5.950%, 6/01/2041	6,683,939
7,267,000	Capital One Financial Corp., 4.750%, 7/15/2021	7,478,564
5,750,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 2.068%, 8/17/2017, (EUR)(b)	7,166,417
1,190,000	CHS/Community Health Systems, Inc., 8.000%, 11/15/2019, 144A	1,201,900
1,641,000	CHS/Community Health Systems, Inc., 8.875%, 7/15/2015	1,694,333
9,901,000	Citigroup, Inc., 5.500%, 2/15/2017	9,975,733
3,955,751	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	4,195,679
601,223	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	587,695
181,095	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	176,785
3,376,791	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	3,515,914
3,542,463	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, 5.851%, 3/15/2039(b)	3,803,309
5,722,000	Crown Castle Towers LLC, 4.523%, 1/15/2035, 144A	5,967,708
3,089,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,408,214
3,633,000	CSX Corp., 6.150%, 5/01/2037	4,368,861
5,478,930	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	5,718,360
1,374,574	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	1,348,732
5,100,000	DISH DBS Corp., 6.750%, 6/01/2021	5,495,250
7,562,000	Dolpin Subsidiary II, Inc., 6.500%, 10/15/2016, 144A	8,053,530

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$ 5,350,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	$5,418,492
11,617,000	Extended Stay America Trust, Series 2010-ESHA, Class D, 5.498%, 11/05/2027, 144A	11,659,588
3,134,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	3,266,039
1,201,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	1,291,075
436,000	Frontier Communications Corp., 6.625%, 3/15/2015	431,640
4,723,000	FUEL Trust, Series 2011-1, 4.207%, 10/15/2022, 144A	4,763,094
806,600,000	General Electric Capital Corp., EMTN, 1.000%, 3/21/2012, (JPY)	10,479,764
4,124,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,975,482
1,640,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	2,254,285
8,175,000	Goldman Sachs Group, Inc. (The), 3.625%, 2/07/2016	7,898,873
1,135,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	1,408,363
6,398,647	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	6,426,686
2,720,430	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	2,944,555
4,668,785	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	5,036,587
8,327,514	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.984%, 8/10/2045(b)	9,043,564
1,095,000	HCA, Inc., 6.375%, 1/15/2015	1,115,531
2,216,000	HCA, Inc., 6.500%, 2/15/2016	2,249,240
577,000	HCA, Inc., 7.690%, 6/15/2025	510,645
567,000	HCA, Inc., MTN, 7.580%, 9/15/2025	501,795
5,177,000	HSBC USA, Inc., 5.000%, 9/27/2020	4,892,301
7,644,000	Hyatt Hotels Corp., 5.375%, 8/15/2021	7,814,301
5,800,000	Hyundai Capital America, 4.000%, 6/08/2017, 144A	5,739,077
4,028,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	4,401,106
4,201,000	International Paper Co., 6.000%, 11/15/2041	4,560,660
1,703,000	IPALCO Enterprises, Inc., 7.250%, 4/01/2016, 144A	1,839,240
6,454,000	JPMorgan Chase & Co., 4.400%, 7/22/2020	6,590,928
3,633,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	3,696,577

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$4,723,000	MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 1.878%, 3/19/2018, (EUR)(b)	$5,735,625
5,250,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	3,942,351
4,482,579	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 6.027%, 6/12/2050(b)	4,833,220
2,797,638	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	2,894,033
1,880,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	2,893,632
8,357,000	Morgan Stanley, 5.500%, 7/24/2020	7,598,435
2,874,845	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	3,043,923
810,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	836,565
3,388,000	News America, Inc., 6.150%, 3/01/2037	3,703,467
9,083,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	8,310,945
8,649,000	NII Capital Corp., 7.625%, 4/01/2021	8,584,132
3,195,000	ProLogis LP, 6.625%, 5/15/2018	3,469,888
5,241,000	Prudential Financial, Inc., 5.375%, 6/21/2020	5,609,081
3,097,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	3,076,482
2,393,000	Qwest Corp., 6.875%, 9/15/2033	2,376,943
4,691,000	Qwest Corp., 7.250%, 10/15/2035	4,677,607
4,800,000	Qwest Corp., 7.500%, 6/15/2023	4,801,435
4,451,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 6.875%, 2/15/2021, 144A	4,428,745
4,115,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 7.875%, 8/15/2019, 144A	4,300,175
5,462,775	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class D, 3.350%, 6/15/2017, 144A	5,380,833
1,307,024	Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A	1,309,287
5,395,000	Simon Property Group LP, 4.375%, 3/01/2021	5,708,584
7,644,000	SLM Corp., MTN, 8.000%, 3/25/2020	7,720,440
2,725,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	2,806,750
8,300,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	10,759,638
10,984,001	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	10,611,883

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$36,686,200	U.S. Treasury Note, 0.625%, 2/28/2013(c)(d)	$36,876,785
10,410,000	U.S. Treasury Note, 1.375%, 11/30/2015	10,727,182
56,030,000	U.S. Treasury Note, 1.500%, 7/31/2016	57,925,383
8,011,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	7,730,615
1,817,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	1,762,490
2,205,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	3,262,266
4,769,000	Wells Fargo & Co., MTN, 4.600%, 4/01/2021	5,230,076
1,750,000	Wells Fargo & Co., Series F, EMTN, 4.875%, 11/29/2035, (GBP)	2,273,651
7,862,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	8,322,878
4,360,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 10/02/2013, variable rate thereafter), 5.750%, 10/02/2023, (EUR)	5,573,428
2,907,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	3,561,821

		516,165,664

	Uruguay – 0.9%
185,405,137	Uruguay Government International Bond, 3.700%, 6/26/2037, (UYU)	8,098,044
236,677,261	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	11,831,429

		19,929,473

	Total Non-Convertible Bonds (Identified Cost $2,023,623,464)	2,067,906,190

Convertible Bonds – 0.1%

	United States – 0.1%
4,882,000	Ciena Corp., 0.875%, 6/15/2017	3,698,115

	(Identified Cost $3,909,767)

Municipals – 0.5%

	United States – 0.5%
4,870,000	California Statewide Communities Development Authority, Series A, 4.750%, 4/01/2033	4,799,190
5,355,000	California Statewide Communities Development Authority, Series B, 5.250%, 11/15/2048	5,406,515

	Total Municipals (Identified Cost $8,864,359)	10,205,705

	Total Bonds and Notes (Identified Cost $2,036,397,590)	2,081,810,010

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 1.0%
$20,146,998	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011 at 0.000% to be repurchased at $20,146,998 on 1/03/2012 collateralized by $7,660,000 Federal Home Loan Mortgage Corp., 0.625% due 12/23/2013 valued at $7,650,425; $12,495,000 U.S. Treasury Note, 1.500% due 12/31/2013 valued at 12,901,088 including accrued interest(e) (Identified Cost $20,146,998)	$20,146,998
	Total Investments – 97.3% (Identified Cost $2,056,544,588)(a)	2,101,957,008
	Other assets less liabilities – 2.7%	59,429,721

	Net Assets – 100.0%	$2,161,386,729

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.
Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.
Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.
Futures contracts are valued at their most recent settlement price.
Swap agreements are valued based on mid prices supplied by a pricing service, if available, or quotations obtained from broker-dealers.
Investments in other open-end investment companies are valued at their net asset value each day.
Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At December 31, 2011, the net unrealized appreciation on investments based on a cost of $2,062,207,525 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$104,390,458
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(64,640,975)

Net unrealized appreciation	$39,749,483

At September 30, 2011, the Fund had a capital loss carryforward of $46,558,960 of which $12,495,597 expires on September 30, 2017 and $34,063,363 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

(b)	Variable rate security. Rate as of December 31, 2011 is disclosed.
(c)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts or futures contracts.
(d)	All or a portion of this security has been pledged as collateral for open forward foreign currency contracts and as initial margin for open futures contracts.
(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(f)	All or a portion of interest payment is paid-in-kind.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of Rule 144A holdings amounted to $429,044,549 or 19.9% of net assets.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
UYU	Uruguayan Peso

Forward	Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies and to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	02/28/2012	Australian Dollar	29,320,000	$29,802,502	$(1,261,828)
Sell[2]	03/28/2012	British Pound	13,800,000	21,413,933	(6,822)
Sell[1]	03/07/2012	Canadian Dollar	20,510,000	20,104,030	(213,617)
Buy[3]	02/21/2012	Malaysian Ringgit	69,000,000	21,702,866	(118,766)
Sell[3]	02/21/2012	Malaysian Ringgit	6,348,000	1,996,664	5,228

Sell[4]	03/02/2012	Mexican Peso	215,680,000	15,382,287	384,948
Buy[2]	01/31/2012	New Zealand Dollar	2,760,000	2,144,576	28,396
Sell[2]	01/31/2012	New Zealand Dollar	30,070,000	23,365,000	1,148,936
Buy[2]	01/11/2012	Singapore Dollar	29,000,000	22,357,953	(166,318)
Sell[2]	01/11/2012	Singapore Dollar	2,660,000	2,050,764	10,758
Buy[1]	03/12/2012	South Korean Won	10,020,000,000	8,658,420	11,171
Buy[1]	03/12/2012	South Korean Won	14,955,000,000	12,922,822	(236,578)
Buy[2]	03/12/2012	South Korean Won	43,930,000,000	37,960,519	(691,542)
Sell[5]	03/21/2012	Swiss Franc	3,630,000	3,870,885	53,185
Buy[1]	02/02/2012	Turkish Lira	36,500,000	19,135,560	(1,143,345)
Sell[1]	02/02/2012	Turkish Lira	36,500,000	19,135,560	1,017,107

Total					$(1,179,087)

At December 31, 2011, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive4/Units of Currency		Unrealized Appreciation (Depreciation)
01/31/2012	Singapore Dollar	29,950,000	Japanese Yen	1,822,607,250	599,435
01/31/2012	Japanese Yen	163,699,250	Singapore Dollar	2,750,000	(7,575)

Total					$591,860

[1] Counterparty is Credit Suisse. [2] Counterparty is Barclays. [3] Counterparty is JPMorgan Chase. [4] Counterparty is Deutsche Bank AG [5] Counterparty is Morgan Stanley.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced.

At December 31, 2011, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	03/21/2012	93	$14,897,438	$79,752

At December 31, 2011, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	03/30/2012	444	$54,726,469	$(202,000)
10 Year U.S. Treasury Note	03/21/2012	288	37,764,000	(331,277)

30 Year U.S. Treasury Bond	03/21/2012	400	57,925,000	(397,607)

Total				$(930,884)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 – quoted prices in active markets for identical assets or liabilities;

•Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Australia	$—	$17,978,761	$25,498,964	$43,477,725
Canada	—	139,852,419	4,723,080	144,575,499
Supranationals	—	54,483,657	8,424,186	62,907,843
All Other Non-Convertible Bonds*	—	1,816,945,123	—	1,816,945,123

Total Non-Convertible Bonds	—	2,029,259,960	38,646,230	2,067,906,190

Convertible Bonds*	—	3,698,115	—	3,698,115
Municipals*	—	10,205,705	—	10,205,705

Total Bonds and Notes	—	2,043,163,780	38,646,230	2,081,810,010

Short-Term Investments	—	20,146,998	—	20,146,998

Total Investments	—	2,063,310,778	38,646,230	2,101,957,008

Forward Foreign Currency Contracts (unrealized appreciation)	—	3,259,164	—	3,259,164
Futures Contracts (unrealized appreciation)	79,752	—	—	79,752

Total	$79,752	$2,066,569,942	$38,646,230	$2,105,295,924

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(3,846,391)	$—	$(3,846,391)
Futures Contracts (unrealized depreciation)	(930,884)	—	—	(930,884)

Total	$(930,884)	$(3,846,391)	$—	$(4,777,275)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2011
Bonds and Notes
Non-Convertible Bonds
Australia	$25,602,840	$210,000	$266,557	$1,831,485	$—	$(2,411,918)	$—	$—	$25,498,964	$1,970,861
Canada	4,973,757	—	2,896	214,756	—	(468,329)	—	—	4,723,080	205,473
Supranationals	10,487,450	2,845	(104,176)	(1,045,593)	—	(916,340)	—	—	8,424,186	(1,104,187)
Total	$41,064,047	$212,845	$165,277	$1,000,648	$—	$(3,796,587)	$—	$—	$38,646,230	$1,072,147

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2011, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to manage their duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended December 31, 2011, the Fund used futures contracts in accordance with this objective.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of December 31, 2011, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Credit Suisse	$(1,827,090)	$1,659,577
JPMorgan Chase	(113,538)	100,520

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of December 31, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $3,259,164 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $1,353,401. These amounts do not take into account the value of collateral received by the Fund in the amount of $1,313,673.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of December 31, 2011:

Asset Derivatives	Foreign Exchange Contracts	Interest Rate Contracts
Forwards (unrealized appreciation)	$3,259,164	$—
Futures (unrealized appreciation)	—	79,752

Liability Derivatives	Foreign Exchange Contracts	Interest Rate Contracts
Forwards (unrealized depreciation)	$(3,846,391)	$—
Futures (unrealized depreciation)	—	(930,884)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at December 31, 2011 (Unaudited)

Treasuries	43.4%
Banking	7.1
Wirelines	3.5
Government Guaranteed	3.3
Commercial Mortgage-Backed Securities	3.0
Supranational	2.9
Local Authorities	2.8
Electric	2.6
Government Owned—No Guarantee	2.5
Sovereigns	2.5
Other Investments, less than 2% each	22.7
Short-Term Investments	1.0

Total Investments	97.3
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	2.7

Net Assets	100.0%

Currency Exposure at December 31, 2011 (Unaudited)

United States Dollar	37.4%
Japanese Yen	16.6
Euro	15.9
British Pound	7.0
Canadian Dollar	4.5
Norwegian Krone	3.1
Mexican Peso	2.4
Other, less than 2% each	10.4

Total Investments	97.3
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	2.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 91.7% of Net Assets

Non-Convertible Bonds – 78.5%

	ABS Home Equity – 0.7%
$ 80,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	$62,507
75,000	New Century Home Equity Loan Trust, Series 2005-1, Class M3, 0.814%, 3/25/2035(b)	51,287
125,000	New Century Home Equity Loan Trust, Series 2005-2, Class M2, 0.744%, 6/25/2035(b)	72,072
225,000	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.794%, 7/25/2035(b)	123,481
81,710	Saxon Asset Securities Trust, Series 2004-3, Class M2, 0.944%, 12/26/2034(b)	60,316
91,076	Structured Asset Securities Corp., Series 2007-EQ1, Class A2, 0.384%, 3/25/2037(b)	57,079

		426,742

	ABS Other – 0.5%
46,409	Diamond Resorts Owner Trust, Series 2009-1, Class B, 12.000%, 3/20/2026, 144A	47,323
288,055	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	288,003

		335,326

	Aerospace & Defense – 1.6%
885,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	878,362
200,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	143,075

		1,021,437

	Airlines – 2.4%
78,618	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	78,323
38,192	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	37,283
84,427	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	79,885
98,988	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	94,653
6,118	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	5,980
25,928	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	25,311
189,085	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	197,348
552,124	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	541,744
175,000	Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A	180,250
324,682	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	308,837

		1,549,614

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – 1.6%
$139,000	Cummins, Inc., 6.750%, 2/15/2027	$169,338
165,000	Ford Motor Co., 6.625%, 2/15/2028	173,550
35,000	Ford Motor Co., 7.125%, 11/15/2025	36,225
110,000	Ford Motor Co., 7.500%, 8/01/2026	116,875
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	310,400
200,000	TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	214,000

		1,020,388

	Banking – 1.7%
50,000	HBOS PLC, 6.000%, 11/01/2033, 144A	30,588
700,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	561,254
600,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	509,806

		1,101,648

	Brokerage – 0.9%
390,000	Jefferies Group, Inc., 3.875%, 11/09/2015	345,150
140,000	Jefferies Group, Inc., 6.250%, 1/15/2036	114,477
160,000	Jefferies Group, Inc., 6.450%, 6/08/2027	133,200
15,000	Jefferies Group, Inc., 6.875%, 4/15/2021	13,500
5,000	Jefferies Group, Inc., 8.500%, 7/15/2019	5,075

		611,402

	Building Materials – 1.4%
205,000	Masco Corp., 6.500%, 8/15/2032	183,361
145,000	Masonite International Corp., 8.250%, 4/15/2021, 144A	142,100
720,000	USG Corp., 6.300%, 11/15/2016	561,600
30,000	USG Corp., 9.750%, 1/15/2018	25,350

		912,411

	Chemicals – 2.4%
60,000	Georgia Gulf Corp., 9.000%, 1/15/2017, 144A	63,450
675,000	Hercules, Inc., 6.500%, 6/30/2029	518,063
160,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	132,000

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chemicals – continued
$235,000	JM Huber Corp., 9.875%, 11/01/2019, 144A	$246,750
110,000	Koppers, Inc., 7.875%, 12/01/2019	116,600
200,000	LyondellBasell Industries NV, 6.000%, 11/15/2021, 144A	207,500
150,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	154,454
160,000	Momentive Performance Materials, Inc., 9.000%, 1/15/2021	121,600

		1,560,417

	Collateralized Mortgage Obligations – 3.8%
137,692	Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 0.554%, 1/25/2036(b)	77,666
87,884	American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.566%, 10/25/2034(b)	55,221
129,314	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.301%, 9/25/2045(b)	92,720
164,928	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.504%, 5/25/2035(b)	86,931
177,467	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A3, 0.634%, 3/25/2035(b)	88,636
145,677	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.739%, 11/25/2035(b)	120,102
56,579	Indymac Index Mortgage Loan Trust, Series 2004-AR7, Class A2, 1.154%, 9/25/2034(b)	33,994
200,084	Indymac Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 2.566%, 3/25/2035(b)	152,555
200,443	Indymac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.594%, 7/25/2035(b)	112,236
71,398	Indymac Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 4.249%, 4/25/2035(b)	51,021
114,169	Indymac Index Mortgage Loan Trust, Series 2005-AR35, Class 1A1, 5.320%, 2/25/2036(b)	68,002
225,641	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.794%, 1/25/2036(b)	129,868
237,746	Lehman Mortgage Trust, Series 2007-8, Class 2A1, 6.500%, 9/25/2037	160,178
94,871	Lehman XS Trust, Series 2007-10H, Class 1A11, 0.414%, 7/25/2037(b)(c)	36,505
200,116	Luminent Mortgage Pass Through Trust, Series 2006-6, Class A1, 0.494%, 10/25/2046(b)	111,981
96,361	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.660%, 3/25/2035(b)	80,114
289,005	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.454%, 1/25/2047(b)	153,187
345,578	Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, 0.474%, 11/25/2036(b)	157,670
223,041	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036	135,627
133,513	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, 2.531%, 6/25/2034(b)	111,537
196,617	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.718%, 9/25/2046(b)	132,751

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Collateralized Mortgage Obligations – continued
$ 252,712	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.168%, 8/25/2046(b)	$102,942
289,337	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OC1, Class A1, 0.534%, 1/25/2047(b)	107,221
22,835	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.680%, 3/25/2035(b)	19,191
77,916	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.736%, 4/25/2035(b)	66,145

		2,444,001

	Commercial Mortgage-Backed Securities – 0.4%
193,720	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.866%, 6/19/2035(b)	164,097
25,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867%, 12/10/2049	22,175
90,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.984%, 8/10/2045(b)	73,230

		259,502

	Construction Machinery – 0.5%
200,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 2/01/2021	202,500
140,000	Terex Corp., 8.000%, 11/15/2017	137,200

		339,700

	Consumer Products – 0.2%
120,000	Visant Corp., 10.000%, 10/01/2017	109,800

	Diversified Manufacturing – 0.4%
249,000	Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	243,398

	Electric – 4.6%
20,000	AES Corp. (The), 8.000%, 10/15/2017	22,000
325,000	AES Corp. (The), 8.000%, 6/01/2020	357,500
47,400	CE Generation LLC, 7.416%, 12/15/2018	49,770
300,000	Dubai Electricity & Water Authority, 7.375%, 10/21/2020, 144A	307,500
525,000	Edison Mission Energy, 7.625%, 5/15/2027	309,750
460,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(d)(e)	105,800
264,000	NSG Holdings LLC, 7.750%, 12/15/2025, 144A	270,600
345,000	RRI Energy, Inc., 7.875%, 6/15/2017	332,925
1,415,000	TXU Corp., Series Q, 6.500%, 11/15/2024	629,675

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$ 515,000	TXU Corp., Series R, 6.550%, 11/15/2034	$218,875
365,000	White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(d)	354,181

		2,958,576

	Food & Beverage – 0.7%
50,000	ARAMARK Holdings Corp., 8.625%, 5/01/2016, 144A(f)	51,500
110,000	Dean Foods Co., 7.000%, 6/01/2016	108,625
185,000	Del Monte Corp., 7.625%, 2/15/2019	177,600
110,000	Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A	96,250

		433,975

	Gaming – 2.9%
895,000	Caesars Entertainment Operating Co., Inc., 10.000%, 12/15/2018	613,075
200,000	MGM Resorts International, 6.625%, 7/15/2015	190,000
480,000	MGM Resorts International, 7.500%, 6/01/2016	459,600
630,000	MGM Resorts International, 7.625%, 1/15/2017	600,075

		1,862,750

	Government Owned - No Guarantee – 0.8%
600,000	DP World Ltd., 6.850%, 7/02/2037, 144A	543,000

	Healthcare – 5.2%
630,000	Emergency Medical Services Corp., 8.125%, 6/01/2019	628,425
5,000	HCA Holdings, Inc., 7.750%, 5/15/2021	5,088
430,000	HCA, Inc., 7.050%, 12/01/2027	360,662
30,000	HCA, Inc., 7.500%, 12/15/2023	26,850
1,240,000	HCA, Inc., 7.500%, 11/06/2033	1,072,600
260,000	HCA, Inc., 7.690%, 6/15/2025	230,100
40,000	HCA, Inc., 8.360%, 4/15/2024	37,800
200,000	HCA, Inc., MTN, 7.580%, 9/15/2025	177,000
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	17,425
975,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	799,500

		3,355,450

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – 2.0%
$290,000	KB Home, 7.250%, 6/15/2018	$261,000
215,000	Lennar Corp., 6.950%, 6/01/2018	209,625
720,000	Pulte Group, Inc., 6.000%, 2/15/2035	477,900
470,000	Pulte Group, Inc., 6.375%, 5/15/2033	325,475

		1,274,000

	Hybrid ARMs – 0.1%
162,684	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 2.968%, 4/25/2035(b)	69,811

	Independent Energy – 0.5%
260,000	Pioneer Natural Resources Co., 6.875%, 5/01/2018	294,054

	Life Insurance – 0.5%
370,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	329,300

	Lodging – 0.6%
42,000	Felcor Lodging LP, 10.000%, 10/01/2014	45,990
315,000	Royal Caribbean Cruises Ltd., 7.250%, 6/15/2016	338,625

		384,615

	Media Cable – 1.1%
640,000	CSC Holdings LLC, 7.625%, 7/15/2018	704,000

	Media Non-Cable – 1.7%
940,000	Intelsat S.A., 11.250%, 2/04/2017	909,450
185,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	179,450

		1,088,900

	Metals & Mining – 2.4%
25,000	ArcelorMittal, 6.125%, 6/01/2018	24,689
70,000	ArcelorMittal, 6.750%, 3/01/2041	62,946
340,000	ArcelorMittal, 7.000%, 10/15/2039	315,967
80,000	United States Steel Corp., 6.050%, 6/01/2017	76,400
315,000	United States Steel Corp., 6.650%, 6/01/2037	245,700
600,000	Vedanta Resources PLC, 8.250%, 6/07/2021, 144A	465,000

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$325,000	Xstrata Canada Financial Corp., 4.950%, 11/15/2021, 144A	$332,028

		1,522,730

	Non-Captive Consumer – 4.7%
255,000	International Lease Finance Corp., 8.625%, 1/15/2022	257,960
620,000	Residential Capital LLC, 9.625%, 5/15/2015	434,000
65,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	56,349
850,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	634,032
306,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	315,180
200,000	Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	189,000
40,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	29,100
180,000	Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	158,400
500,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	347,500
800,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	576,000

		2,997,521

	Non-Captive Diversified – 2.2%
60,000	Ally Financial, Inc., 7.500%, 9/15/2020	60,600
386,000	Ally Financial, Inc., 8.000%, 11/01/2031	372,490
95,000	Ally Financial, Inc., 8.300%, 2/12/2015	100,225
50,000	Ally Financial, Inc., Series 8, 6.750%, 12/01/2014	50,250
510,000	CIT Group, Inc., 7.000%, 5/01/2017	510,000
45,000	International Lease Finance Corp., 6.250%, 5/15/2019	41,571
70,000	International Lease Finance Corp., 8.250%, 12/15/2020	70,700
75,000	iStar Financial, Inc., 5.850%, 3/15/2017	59,437
190,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	162,925

		1,428,198

	Oil Field Services – 2.1%
680,000	Basic Energy Services, Inc., 7.125%, 4/15/2016	681,700
550,000	OGX Petroleo e Gas Participacoes S.A., 8.500%, 6/01/2018, 144A	539,000

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – continued
$130,000	Parker Drilling Co., 9.125%, 4/01/2018	$136,825

		1,357,525

	Packaging – 1.0%
100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 7.875%, 8/15/2019, 144A	104,500
400,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021, 144A	354,000
95,000	Sealed Air Corp., 8.125%, 9/15/2019, 144A	104,025
75,000	Sealed Air Corp., 8.375%, 9/15/2021, 144A	82,875

		645,400

	Paper – 1.1%
190,000	Westvaco Corp., 7.950%, 2/15/2031	210,682
455,000	Westvaco Corp., 8.200%, 1/15/2030	517,315

		727,997

	Pharmaceuticals – 2.3%
35,000	Valeant Pharmaceuticals International, 6.750%, 10/01/2017, 144A	34,956
470,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	453,550
150,000	Valeant Pharmaceuticals International, 6.875%, 12/01/2018, 144A	149,625
175,000	Valeant Pharmaceuticals International, 7.000%, 10/01/2020, 144A	172,813
675,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	654,750

		1,465,694

	Refining – 1.1%
15,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 5/01/2019, 144A	14,400
310,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 5/01/2019, 144A	300,700
500,000	Petroplus Finance Ltd., 6.750%, 5/01/2014, 144A	297,500
150,000	Petroplus Finance Ltd., 7.000%, 5/01/2017, 144A	74,250

		686,850

	REITs - Shopping Centers – 0.3%
190,000	Developers Diversified Realty Corp., 7.875%, 9/01/2020	211,955

	Retailers – 3.4%
155,000	Dillard’s, Inc., 6.625%, 1/15/2018	152,675

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – continued
$480,000	Dillard’s, Inc., 7.000%, 12/01/2028	$441,600
175,000	Dillard’s, Inc., 7.130%, 8/01/2018	176,094
75,000	Dillard’s, Inc., 7.875%, 1/01/2023	72,000
280,000	Foot Locker, Inc., 8.500%, 1/15/2022	289,100
180,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	191,899
985,000	Toys R Us, Inc., 7.375%, 10/15/2018	884,037

		2,207,405

	Supermarkets – 1.0%
70,000	American Stores Co., 8.000%, 6/01/2026	60,375
220,000	New Albertson’s, Inc., 7.750%, 6/15/2026	180,950
605,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	431,063

		672,388

	Technology – 6.2%
190,000	Advanced Micro Devices, Inc., 8.125%, 12/15/2017	197,125
3,020,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,166,850
290,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	208,075
145,000	CommScope, Inc., 8.250%, 1/15/2019, 144A	145,000
680,000	First Data Corp., 8.250%, 1/15/2021, 144A	608,600
615,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(g)	651,900

		3,977,550

	Textile – 0.5%
425,000	Jones Apparel Group, Inc., 6.125%, 11/15/2034	294,313

	Transportation Services – 0.7%
185,000	APL Ltd., 8.000%, 1/15/2024(d)	120,250
19,038	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	17,896
347,188	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(e)(h)	260,391
155,000	Overseas Shipholding Group, 7.500%, 2/15/2024	81,763

		480,300

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – 2.6%
$300,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A	$186,000
520,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	501,800
170,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	155,550
851,000	Sprint Capital Corp., 6.875%, 11/15/2028	607,401
10,000	Sprint Capital Corp., 6.900%, 5/01/2019	8,225
90,000	Sprint Capital Corp., 8.750%, 3/15/2032	72,788
155,000	Sprint Nextel Corp., 9.000%, 11/15/2018, 144A	162,750

		1,694,514

	Wirelines – 7.7%
765,000	Axtel SAB de CV, 7.625%, 2/01/2017, 144A	543,150
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	167,200
205,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	190,394
200,000	eAccess Ltd., 8.250%, 4/01/2018, 144A	190,000
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	11,625
80,000	Frontier Communications Corp., 7.125%, 3/15/2019	78,000
325,000	Frontier Communications Corp., 7.450%, 7/01/2035	240,500
805,000	Frontier Communications Corp., 7.875%, 1/15/2027	684,250
790,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	803,825
539,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	551,127
480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	450,705
315,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	324,450
190,000	Qwest Corp., 6.875%, 9/15/2033	188,725
10,000	Qwest Corp., 7.250%, 9/15/2025	10,946
375,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	309,731
290,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	247,325

		4,991,953

	Total Non-Convertible Bonds (Identified Cost $53,877,211)	50,596,510

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – 13.2%

	Automotive – 2.0%
$75,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(i)	$48,375
765,000	Ford Motor Co., 4.250%, 11/15/2016	1,096,819
115,000	Navistar International Corp., 3.000%, 10/15/2014	123,912

		1,269,106

	Diversified Manufacturing – 1.3%
515,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	478,950
330,000	Trinity Industries, Inc., 3.875%, 6/01/2036	322,575

		801,525

	Electric – 0.8%
330,000	CMS Energy Corp., 5.500%, 6/15/2029	529,650

	Healthcare – 0.6%
145,000	Hologic, Inc., (accretes to principal after 12/15/2016), 2.000%, 12/15/2037(i)	158,594
165,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	168,712
55,000	Omnicare, Inc., 3.750%, 12/15/2025	76,450

		403,756

	Home Construction – 0.7%
30,000	Lennar Corp., 2.000%, 12/01/2020, 144A	30,150
15,000	Lennar Corp., 2.750%, 12/15/2020, 144A	16,725
350,000	Lennar Corp., 3.250%, 11/15/2021, 144A	382,813

		429,688

	Independent Energy – 0.2%
190,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	156,750

	Media Non-Cable – 0.1%
149,832	Liberty Media LLC, 3.500%, 1/15/2031	84,842

	Metals & Mining – 0.6%
250,000	Peabody Energy Corp., 4.750%, 12/15/2066	255,000
95,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	103,431

		358,431

	Pharmaceuticals – 1.0%
135,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	133,650

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Pharmaceuticals – continued
$580,000	Human Genome Sciences, Inc., 3.000%, 11/15/2018	$517,650

		651,300

	Technology – 4.1%
635,000	Ciena Corp., 0.875%, 6/15/2017	481,013
520,000	Ciena Corp., 3.750%, 10/15/2018, 144A	488,800
30,000	Ciena Corp., 4.000%, 3/15/2015, 144A	29,475
425,000	Intel Corp., 2.950%, 12/15/2035	442,531
440,000	Intel Corp., 3.250%, 8/01/2039	551,100
680,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031, 144A	598,400
60,000	SanDisk Corp., 1.500%, 8/15/2017	70,650

		2,661,969

	Textile – 0.1%
50,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016, 144A	47,313

	Wireless – 0.0%
40,000	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/2040, 144A	25,400

	Wirelines – 1.7%
1,014,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(d)	1,098,923

	Total Convertible Bonds (Identified Cost $7,815,042)	8,518,653

	Total Bonds and Notes (Identified Cost $61,692,253)	59,115,163

Senior Loans – 0.2%

	Media Non-Cable – 0.2%
181,970	Tribune Company, Term Loan X, 5.000%, 6/04/2009(b)(g)(j)	102,553

	Wireless – 0.0%
30,539	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(b)(f)	30,768

	Total Senior Loans (Identified Cost $234,962)	133,321

Shares	Description	Value (†)

Preferred Stocks – 4.6%

Convertible Preferred Stocks – 3.4%

	Automotive – 1.8%
25,250	General Motors Co., Series B, 4.750%	$864,812
6,380	Goodyear Tire & Rubber Co. (The), 5.875%	310,387

		1,175,199

	Banking – 0.0%
100	Sovereign Capital Trust IV, 4.375%	4,750

	Consumer Products – 0.4%
5,724	Newell Financial Trust I, 5.250%	241,839

	Electric – 0.6%
7,975	AES Trust III, 6.750%	391,493

	Pipelines – 0.6%
8,050	El Paso Energy Capital Trust I, 4.750%	370,622

	Total Convertible Preferred Stocks (Identified Cost $2,486,182)	2,183,903

Non-Convertible Preferred Stocks – 1.2%

	Non-Captive Diversified – 1.2%
11,350	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	208,726
803	Ally Financial, Inc., Series G, 7.000%, 144A	575,626

	Total Non-Convertible Preferred Stocks (Identified Cost $722,540)	784,352

	Total Preferred Stocks (Identified Cost $3,208,722)	2,968,255

Common Stocks – 1.1%

	Diversified Telecommunication Services – 0.5%
940	FairPoint Communications, Inc.(e)	4,070
1,017	Hawaiian Telcom Holdco, Inc.(e)	15,662
16,842	Telefonica S.A., Sponsored ADR	289,514

		309,246

	Household Durables – 0.3%
23,775	KB Home	159,768

	Media – 0.0%
321	Dex One Corp.(e)	533

	Oil, Gas & Consumable Fuels – 0.3%
9,278	Chesapeake Energy Corp.	206,807

	Total Common Stocks (Identified Cost $964,907)	676,354

Shares	Description	Value (†)

Warrants – 0.0%
1,603	FairPoint Communications, Inc., Expiration on 1/24/2018(d)(e)(k) (Identified Cost $0)	$—
Principal Amount

Short-Term Investments – 0.6%
$412,610	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011 at 0.000% to be repurchased at $412,610 on 1/03/2012 collateralized by $420,000 U.S. Treasury Note, 0.625% due 7/15/2014 valued at $424,160 including accrued interest(l) (Identified Cost $412,610)	412,610

	Total Investments – 98.2% (Identified Cost $66,513,454)(a)	63,305,703
	Other assets less liabilities – 1.8%	1,128,271

	Net Assets – 100.0%	$64,433,974

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by a pricing service, if available.
Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.
Investments in other open-end investment companies are valued at their net asset value each day.
Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2011, the net unrealized depreciation on investments based on a cost of $66,547,200 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,021,381
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,262,878)

Net unrealized depreciation	$(3,241,497)

At September 30, 2011, the Fund had a capital loss carryforward of $4,658,255 which expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

(b)	Variable rate security. Rate as of December 31, 2011 is disclosed.
(c)	The issuer has made partial payment with respect to interest and/or principal. Income is not being accrued.
(d)	Illiquid security. At December 31, 2011, the value of these securities amounted to $1,679,154 or 2.6% of net assets.
(e)	Non-income producing security.
(f)	All or a portion of interest payment is paid-in-kind.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Issuer has filed for bankruptcy.
(k)	Fair valued security by the Fund’s investment adviser. At December 31, 2011, the value of this security amounted to $0.
(l)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of Rule 144A holdings amounted to $14,766,756 or 22.9% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 - quoted prices in active markets for identical assets or liabilities;

•Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$59,115,163	$—	$59,115,163
Senior Loans*	—	133,321	—	133,321
Preferred Stocks
Convertible Preferred Stocks
Banking	—	4,750	—	4,750
Consumer Products	—	241,839	—	241,839
All Other Convertible Preferred Stocks*	1,937,314	—	—	1,937,314

Total Convertible Preferred Stocks	1,937,314	246,589	—	2,183,903

Non-Convertible Preferred Stocks*	208,726	575,626	—	784,352
Total Preferred Stocks	2,146,040	822,215	—	2,968,255
Common Stocks*	676,354	—	—	676,354
Warrants**	—	—	—	—
Short-Term Investments	—	412,610	—	412,610
Total	$2,822,394	$60,483,309	$—	$63,305,703

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Fair valued at zero using Level 3 inputs.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2011.

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2011
Preferred Stocks
Non-Convertible Preferred Stocks
Non-Captive Diversified	$481,800	$—	$—	$—	$—	$—	$—	$(481,800)	$—	$—
Warrants***	—	—	—	—	—	—	—	—	—	—
Total	$481,800	$—	$—	$—	$—	$—	$—	$(481,800)	$—	$—

***	Fair valued at zero using Level 3 inputs.

A preferred stock valued at $481,800 was transferred from Level 3 to Level 2 during the period ended December 31, 2011. At September 30, 2011, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at December 31, 2011, this security was valued on the basis of evaluated bids furnished to the Fund by a pricing service.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2011 (Unaudited)
Technology	10.3%
Wirelines	9.4
Electric	6.0
Healthcare	5.8
Automotive	5.4
Non-Captive Consumer	4.7
Collateralized Mortgage Obligations	3.8
Non-Captive Diversified	3.4
Retailers	3.4
Pharmaceuticals	3.3
Metals & Mining	3.0
Gaming	2.9
Home Construction	2.7
Wireless	2.6
Chemicals	2.4
Airlines	2.4
Oil Field Services	2.1
Media Non-Cable	2.0
Other Investments, less than 2% each	22.0
Short-Term Investments	0.6

Total Investments	98.2
Other assets less liabilities	1.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 96.7% of Net Assets

	Automotive – 0.2%
$ 60,000	Ford Motor Co., 7.450%, 7/16/2031	$72,000

	Building Materials – 0.0%
10,000	Masco Corp., 7.125%, 3/15/2020	10,092

	Chemicals – 0.1%
25,000	CF Industries, Inc., 6.875%, 5/01/2018	28,625

	Collateralized Mortgage Obligations – 0.1%
30,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	31,674

	Electric – 0.3%
90,000	San Diego Gas & Electric Co., 3.950%, 11/15/2041	92,168

	Food & Beverage – 0.4%
40,000	Bottling Group LLC, 5.125%, 1/15/2019	46,667
75,000	Dean Foods Co., 6.900%, 10/15/2017	72,281

		118,948

	Healthcare – 0.1%
15,000	McKesson Corp., 6.000%, 3/01/2041	19,172

	Independent Energy – 0.0%
15,000	SM Energy Co., 6.625%, 2/15/2019, 144A	15,600

	Life Insurance – 0.2%
60,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	73,567

	Lodging – 0.1%
50,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	49,000

	Media Non-Cable – 0.1%
30,000	CBS Corp., 5.500%, 5/15/2033	30,822

	Metals & Mining – 0.4%
85,000	Alcoa, Inc., 5.950%, 2/01/2037	80,615
55,000	United States Steel Corp., 6.650%, 6/01/2037	42,900

		123,515

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

		Paper – 0.2%
$ 70,000		Georgia-Pacific LLC, 7.700%, 6/15/2015	$81,329

		Pharmaceuticals – 0.2%
55,000		Gilead Sciences, Inc., 5.650%, 12/01/2041	60,894
10,000		Valeant Pharmaceuticals International, 6.750%, 10/01/2017, 144A	9,987

			70,881

		Pipelines – 0.1%
3,000		Colorado Interstate Gas Co., 5.950%, 3/15/2015	3,235
30,000		Southern Natural Gas Co., 7.350%, 2/15/2031	35,273

			38,508

		Technology – 1.1%
105,000		Agilent Technologies, Inc., 6.500%, 11/01/2017	121,595
225,000		Hewlett-Packard Co., 4.650%, 12/09/2021	237,393

			358,988

		Tobacco – 0.5%
99,000		Altria Group, Inc., 9.950%, 11/10/2038	150,577

		Treasuries – 91.0%
15,000	(††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	117,361
967,370		U.S. Treasury Inflation Indexed Bond, 1.750%, 1/15/2028	1,163,337
2,755,293		U.S. Treasury Inflation Indexed Bond, 2.125%, 2/15/2040	3,697,474
201,630		U.S. Treasury Inflation Indexed Bond, 2.125%, 2/15/2041	272,342
1,117,181		U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2025	1,420,391
1,139,683		U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2027	1,471,882
342,765		U.S. Treasury Inflation Indexed Bond, 2.500%, 1/15/2029	457,296
1,231,051		U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032	1,896,106
447,078		U.S. Treasury Inflation Indexed Note, 0.625%, 7/15/2021	478,269
714,233		U.S. Treasury Inflation Indexed Note, 1.125%, 1/15/2021	796,537
738,266		U.S. Treasury Inflation Indexed Note, 1.250%, 4/15/2014	773,622
1,104,712		U.S. Treasury Inflation Indexed Note, 1.375%, 1/15/2020	1,257,818
379,478		U.S. Treasury Inflation Indexed Note, 1.625%, 1/15/2015	409,273
691,750		U.S. Treasury Inflation Indexed Note, 1.625%, 1/15/2018	787,731

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Treasuries – continued
$1,448,634	U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2013	$1,514,841
1,786,955	U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2015	1,970,675
937,485	U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2014	992,781
1,423,505	U.S. Treasury Inflation Indexed Note, 2.000%, 7/15/2014	1,533,716
1,728,418	U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2016	1,931,912
982,485	U.S. Treasury Inflation Indexed Note, 2.375%, 1/15/2017	1,140,450
1,418,369	U.S. Treasury Inflation Indexed Note, 2.500%, 7/15/2016	1,640,431
1,376,600	U.S. Treasury Inflation Indexed Note, 2.625%, 7/15/2017	1,638,693
2,615,000	U.S. Treasury Note, 0.750%, 8/15/2013	2,636,757

		29,999,695

	Wireless – 0.2%
10,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	9,650
85,000	Sprint Capital Corp., 6.875%, 11/15/2028	60,669

		70,319

	Wirelines – 1.4%
91,000	AT&T, Inc., 5.350%, 9/01/2040	102,366
30,000	Bell Canada, MTN, 5.000%, 2/15/2017, (CAD)	32,184
5,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,788
15,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	18,284
35,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	38,858
70,000	BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	87,881
155,000	Embarq Corp., 7.995%, 6/01/2036	160,609

		445,970

	Total Bonds and Notes (Identified Cost $30,409,101)	31,881,450

Short-Term Investments – 2.6%
856,629	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011 at 0.000% to be repurchased at $856,629 on 1/03/2012 collateralized by $855,000 U.S. Treasury Note, 1.250% due 10/31/2015 valued at $877,870 including accrued interest(b) (Identified Cost $856,629)	856,629

	Total Investments – 99.3% (Identified Cost $31,265,730)(a)	32,738,079
	Other assets less liabilities – 0.7%	230,134

	Net Assets – 100.0%	$32,968,213

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.
Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.
Futures contracts are valued at their most recent settlement price.
Investments in other open-end investment companies are valued at their net asset value each day.
Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.
The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2011, the net unrealized appreciation on investments based on a cost of $31,479,281 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,407,407
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(148,609)
Net unrealized appreciation	$1,258,798

At September 30, 2011, the Fund had a capital loss carryforward of $398,203 of which $49,727 expires on September 30, 2015; $110,122 expires on September 30, 2017 and $238,354 expires on September 30, 2018. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.
(b)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of Rule 144A holdings amounted to $104,942 or 0.3% of net assets.

MTN	Medium Term Note
CAD	Canadian Dollar
MXN	Mexican Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Bonds and Notes	$—	$31,881,450	$—	$31,881,450
Short-Term Investments	—	856,629	—	856,629

Total	$—	$32,738,079	$—	$32,738,079

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2011 (Unaudited)

Treasuries	91.0%
Other Investments, less than 2% each	5.7
Short-Term Investments	2.6

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 83.8% of Net Assets

Non-Convertible Bonds – 67.8%

	Aerospace & Defense – 1.2%
$135,000	Bombardier, Inc., 7.350%, 12/22/2026, (CAD)	$132,641
2,175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,158,687
500,000	Ducommun, Inc., 9.750%, 7/15/2018, 144A	507,500
500,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	357,688
4,300,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	3,228,973

		6,385,489

	Airlines – 2.5%
1,315,000	Air Canada, 9.250%, 8/01/2015, 144A	1,150,625
985,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	879,853
555,000	Air Canada, 12.000%, 2/01/2016, 144A	478,688
337,637	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	361,677
132,137	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	129,164
62,825	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	61,329
358,522	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	351,782
420,929	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	419,877
1,773,000	United Air Lines, Inc., 9.875%, 8/01/2013, 144A	1,812,893
549,713	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	524,976
4,355,000	US Airways Pass Through Trust, Series 2010-1C, Class C, 11.000%, 10/22/2014, 144A	4,278,787
1,685,000	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,634,450
695,000	US Airways Pass Through Trust, Series 2011-1C, Class C, 10.875%, 10/22/2014	681,969

		12,766,070

	Automotive – 1.5%
600,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021, 144A	546,000
500,000	Cummins, Inc., 6.750%, 2/15/2027	609,129
15,000	Ford Motor Co., 6.375%, 2/01/2029	15,410
20,000	Ford Motor Co., 6.500%, 8/01/2018	21,100

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$ 95,000	Ford Motor Co., 6.625%, 2/15/2028	$99,923
1,945,000	Ford Motor Co., 6.625%, 10/01/2028	2,048,007
230,000	Ford Motor Co., 7.125%, 11/15/2025	238,050
1,905,000	Ford Motor Co., 7.450%, 7/16/2031	2,286,000
40,000	Ford Motor Co., 7.500%, 8/01/2026	42,500
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,027,300

		7,933,419

	Banking – 3.7%
915,000	Bank of America Corp. Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%, 12/29/2049	819,328
7,110,000	HBOS PLC, 6.000%, 11/01/2033, 144A	4,349,557
7,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	5,692,723
7,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	747,593
11,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,231,078
1,400,000	Merrill Lynch & Co., Inc., 6.220%, 9/15/2026	1,154,812
5,300,000	Morgan Stanley, 5.750%, 1/25/2021	4,943,872
125,000	RBS Capital Trust II, (fixed rate to 1/31/2034, variable rate thereafter), 6.425%, 12/29/2049(b)	64,375

		19,003,338

	Brokerage – 0.8%
1,495,000	Jefferies Group, Inc., 3.875%, 11/09/2015	1,323,075
945,000	Jefferies Group, Inc., 5.125%, 4/13/2018	831,600
1,425,000	Jefferies Group, Inc., 6.250%, 1/15/2036	1,165,217
1,095,000	Jefferies Group, Inc., 6.450%, 6/08/2027	911,587
115,000	Jefferies Group, Inc., 6.875%, 4/15/2021	103,500
50,000	Jefferies Group, Inc., 8.500%, 7/15/2019	50,750

		4,385,729

	Building Materials – 1.4%
440,000	Masco Corp., 5.850%, 3/15/2017	439,216
750,000	Masco Corp., 6.125%, 10/03/2016	769,652
670,000	Masco Corp., 6.500%, 8/15/2032	599,278

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – continued
$1,225,000	Owens Corning, Inc., 7.000%, 12/01/2036	$1,252,031
4,695,000	USG Corp., 6.300%, 11/15/2016	3,662,100
745,000	USG Corp., 9.750%, 1/15/2018	629,525

		7,351,802

	Chemicals – 2.4%
3,043,000	Hercules, Inc., 6.500%, 6/30/2029	2,335,503
3,687,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	3,456,562
1,824,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023	1,368,000
555,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016	399,600
2,641,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021	2,149,114
5,327,000	Reichhold Industries, Inc., 9.000%, 8/15/2014, 144A(c)	2,823,310

		12,532,089

	Collateralized Mortgage Obligations – 0.2%
526,755	Banc of America Alternative Loan Trust, Series 2007-1, Class 2A1, 5.429%, 4/25/2037(d)	355,464
681,920	Banc of America Funding Corp., Series 2007-8, Class 4A1, 6.000%, 8/25/2037	592,697
83,239	GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.767%, 4/25/2035(d)	65,409
187,631	WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 2A, 2.468%, 7/25/2047(d)	96,672

		1,110,242

	Commercial Mortgage-Backed Securities – 0.2%
555,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	579,052
415,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.004%, 6/15/2049(d)	441,032
205,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	221,615

		1,241,699

	Construction Machinery – 0.6%
250,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 2/01/2021	253,125
1,200,000	Terex Corp., 8.000%, 11/15/2017	1,176,000
635,000	United Rentals North America, Inc., 8.375%, 9/15/2020	619,125
965,000	United Rentals North America, Inc., 10.875%, 6/15/2016	1,071,150

		3,119,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Cyclical Services – 0.0%
$ 135,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	$122,850
90,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	68,400

		191,250

	Consumer Products – 0.1%
400,000	Visant Corp., 10.000%, 10/01/2017	366,000

	Diversified Manufacturing – 0.3%
1,795,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	1,292,400

	Electric – 1.3%
560,000	AES Corp. (The), 7.375%, 7/01/2021, 144A	603,400
299,781	AES Ironwood LLC, 8.857%, 11/30/2025	302,779
100,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018(e)	65,000
490,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026(b)	313,600
720,000	Edison Mission Energy, 7.625%, 5/15/2027	424,800
797,590	Homer City Funding LLC, 8.734%, 10/01/2026	677,952
257,026	Midwest Generation LLC, Series B, 8.560%, 1/02/2016	258,633
1,685,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(b)(c)	387,550
1,025,000	RRI Energy, Inc., 7.875%, 6/15/2017	989,125
920,000	TXU Corp., Series P, 5.550%, 11/15/2014	653,200
1,515,000	TXU Corp., Series Q, 6.500%, 11/15/2024	674,175
420,000	TXU Corp., Series R, 6.550%, 11/15/2034	178,500
1,000,000	White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)	970,360

		6,499,074

	Gaming – 0.4%
755,000	MGM Resorts International, 6.625%, 7/15/2015	717,250
655,000	MGM Resorts International, 6.875%, 4/01/2016	605,875
80,000	MGM Resorts International, 7.500%, 6/01/2016	76,600
585,000	MGM Resorts International, 7.625%, 1/15/2017	557,212

		1,956,937

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Guaranteed – 0.8%
$ 4,720,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	$4,202,150

	Government Owned - No Guarantee – 0.7%
400,000	DP World Ltd., 6.850%, 7/02/2037, 144A	362,000
9,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	960,496
16,700,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	1,828,114
700,000	Petroleos de Venezuela S.A., 5.375%, 4/12/2027	344,750

		3,495,360

	Government Sponsored – 0.1%
620,000	Eksportfinans ASA, 2.000%, 9/15/2015	513,596

	Healthcare – 3.9%
3,450,000	CHS/Community Health Systems, Inc., 8.000%, 11/15/2019, 144A	3,484,500
30,000	HCA, Inc., 6.250%, 2/15/2013	30,600
550,000	HCA, Inc., 6.500%, 2/15/2016	558,250
1,065,000	HCA, Inc., 7.050%, 12/01/2027	893,269
965,000	HCA, Inc., 7.190%, 11/15/2015	965,000
865,000	HCA, Inc., 7.500%, 12/15/2023	774,175
4,290,000	HCA, Inc., 7.500%, 11/06/2033	3,710,850
1,375,000	HCA, Inc., 7.690%, 6/15/2025	1,216,875
375,000	HCA, Inc., 8.360%, 4/15/2024	354,375
600,000	HCA, Inc., MTN, 7.580%, 9/15/2025	531,000
1,550,000	HCA, Inc., MTN, 7.750%, 7/15/2036	1,350,437
7,454,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	6,112,280
300,000	Tenet Healthcare Corp., 9.250%, 2/01/2015	315,375

		20,296,986

	Home Construction – 2.5%
271,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	186,313
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021, 144A	489,510
1,068,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	416,520

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – continued
$ 755,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	$290,675
985,000	K. Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	785,537
425,000	KB Home, 5.750%, 2/01/2014	408,000
185,000	KB Home, 5.875%, 1/15/2015	170,200
4,710,000	KB Home, 6.250%, 6/15/2015	4,333,200
1,260,000	KB Home, 7.250%, 6/15/2018	1,134,000
2,540,000	KB Home, 9.100%, 9/15/2017	2,419,350
400,000	Pulte Group, Inc., 6.000%, 2/15/2035	265,500
2,460,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,703,550
195,000	Pulte Group, Inc., 7.875%, 6/15/2032	156,975

		12,759,330

	Independent Energy – 0.2%
920,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	1,051,777

	Industrial Other – 1.5%
9,150,000	Connacher Oil and Gas Ltd., 8.750%, 8/01/2018, 144A, (CAD)	7,903,804

	Life Insurance – 1.6%
6,535,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	5,816,150
280,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	319,900
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,019,600

		8,155,650

	Local Authorities – 3.0%
2,245,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	2,353,798
12,200,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	13,400,420

		15,754,218

	Media Non-Cable – 0.7%
3,765,000	Clear Channel Communications, Inc., 5.750%, 1/15/2013	3,576,750

	Metals & Mining – 3.1%
9,430,000	Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A	8,109,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$4,740,000	United States Steel Corp., 6.050%, 6/01/2017	$4,526,700
2,020,000	United States Steel Corp., 6.650%, 6/01/2037	1,575,600
2,035,000	United States Steel Corp., 7.000%, 2/01/2018	2,014,650

		16,226,750

	Non-Captive Consumer – 3.6%
1,000,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	415,000
6,015,000	Residential Capital LLC, 9.625%, 5/15/2015	4,210,500
115,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	99,695
4,550,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	3,393,936
2,020,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	2,080,600
1,450,000	Springleaf Finance Corp., 3.250%, 1/16/2013, (EUR)	1,619,132
1,540,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	1,085,700
250,000	Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	236,250
525,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	381,937
2,895,000	Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	2,547,600
3,230,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	2,325,600

		18,395,950

	Non-Captive Diversified – 2.8%
585,000	Ally Financial, Inc., 8.000%, 12/31/2018	574,762
633,000	Ally Financial, Inc., 8.000%, 11/01/2031	610,845
894,866	CIT Group, Inc., 7.000%, 5/01/2015	896,656
3,790,477	CIT Group, Inc., 7.000%, 5/01/2017	3,790,477
250,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	207,972
3,035,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	2,491,192
380,000	International Lease Finance Corp., 6.250%, 5/15/2019	351,040
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	303,000
790,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	772,225
65,000	iStar Financial, Inc., 5.500%, 6/15/2012	63,538

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Diversified – continued
$ 555,000	iStar Financial, Inc., 5.850%, 3/15/2017	$439,838
1,335,000	iStar Financial, Inc., 5.875%, 3/15/2016	1,081,350
944,000	iStar Financial, Inc., 6.050%, 4/15/2015	771,720
1,770,000	iStar Financial, Inc., 8.625%, 6/01/2013	1,637,250
120,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	99,900
565,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	484,487

		14,576,252

	Oil Field Services – 0.0%
210,000	Parker Drilling Co., 9.125%, 4/01/2018	221,025

	Packaging – 0.5%
1,555,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	1,718,275
550,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021, 144A	486,750
510,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	446,250

		2,651,275

	Paper – 2.2%
1,390,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,676,993
255,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	314,495
3,620,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	4,555,976
525,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	673,105
2,930,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	4,027,473

		11,248,042

	Pharmaceuticals – 0.0%
105,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	101,850

	Pipelines – 0.2%
1,000,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	900,000

	Property & Casualty Insurance – 0.8%
1,870,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	1,047,200
3,245,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 5/29/2049, 144A	2,956,325

		4,003,525

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Railroads – 0.1%
$ 314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	$226,080
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	27,900

		253,980

	REITs - Office Property – 0.1%
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	497,115

	Retailers – 3.1%
430,000	Dillard’s, Inc., 6.625%, 1/15/2018	423,550
450,000	Dillard’s, Inc., 7.000%, 12/01/2028	414,000
750,000	Dillard’s, Inc., 7.130%, 8/01/2018	754,688
1,895,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,781,300
125,000	Dillard’s, Inc., 7.750%, 5/15/2027	116,250
170,000	Dillard’s, Inc., 7.875%, 1/01/2023	163,200
1,679,000	Foot Locker, Inc., 8.500%, 1/15/2022	1,733,567
3,494,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	4,058,987
295,000	Macy’s Retail Holdings, Inc., 7.000%, 2/15/2028	337,962
6,920,000	Toys R Us, Inc., 7.375%, 10/15/2018	6,210,700

		15,994,204

	Sovereigns – 1.5%
1,153,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	164,819
24,214,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	3,449,716
6,561,000,000	Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	973,550
4,897,000,000	Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012, (IDR)	520,269
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	2,548,613
23,500,000	Republic of Iceland, 4.250%, 8/24/2012, (ISK)	113,421
49,000,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	246,178

		8,016,566

	Supermarkets – 2.8%
355,000	American Stores Co., 8.000%, 6/01/2026	306,188
1,865,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	1,410,406

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supermarkets – continued
$ 3,435,000	New Albertson’s, Inc., 7.450%, 8/01/2029	$2,679,300
2,025,000	New Albertson’s, Inc., 7.750%, 6/15/2026	1,665,562
7,400,000	New Albertson’s, Inc., 8.000%, 5/01/2031	5,901,500
2,790,000	New Albertson’s, Inc., 8.700%, 5/01/2030	2,434,275
490,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	349,125

		14,746,356

	Supranational – 0.2%
1,639,380,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	161,868
8,600,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	861,091

		1,022,959

	Technology – 2.4%
90,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020	92,475
400,000	Alcatel-Lucent, 8.500%, 1/15/2016, (EUR)	428,397
8,300,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	5,955,250
3,715,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	2,665,512
1,390,000	Eastman Kodak Co., 7.250%, 11/15/2013	458,700
1,525,000	Eastman Kodak Co., 10.625%, 3/15/2019, 144A	1,174,250
20,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	20,500
12,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	12,394
1,635,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(e)	1,733,100

		12,540,578

	Textile – 0.2%
1,010,000	Jones Apparel Group, Inc., 6.125%, 11/15/2034	699,425
290,000	Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	261,000

		960,425

	Transportation Services – 1.0%
3,285,000	APL Ltd., 8.000%, 1/15/2024(c)	2,135,250
1,225,592	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	1,152,057
289,324	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(b)(f)	216,993

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Transportation Services – continued
$ 240,355		Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	$206,705
399,542		Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(b)	299,656
40,344		Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(b)(f)	32,275
1,247,000		Overseas Shipholding Group, 7.500%, 2/15/2024	657,792
740,000		Teekay Corp., 8.500%, 1/15/2020	712,250

			5,412,978

		Treasuries – 3.5%
204,971		Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	48,088
70,000		Hellenic Republic Government Bond, 4.500%, 9/20/2037, (EUR)	17,965
50,000		Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	14,206
2,160,000		Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	612,204
3,225,000		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	3,299,430
850,000		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	849,672
175,000		Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	183,399
4,405,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	4,488,363
95,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	762,762
5,490,000		New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	4,490,974
6,355,000		Norwegian Government, 6.500%, 5/15/2013, (NOK)	1,135,620
775,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	501,221
500,000		Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	305,767
175,000		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	119,356
1,425,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	912,932
55,190,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	277,667

			18,019,626

		Wireless – 1.3%
2,725,000		NII Capital Corp., 7.625%, 4/01/2021	2,704,562
4,085,000		Sprint Capital Corp., 6.875%, 11/15/2028	2,915,669
840,000		Sprint Capital Corp., 6.900%, 5/01/2019	690,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$ 215,000	Sprint Capital Corp., 8.750%, 3/15/2032	$173,881

		6,485,012

	Wirelines – 6.8%
410,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	305,450
385,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	292,600
5,540,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	5,145,275
3,310,000	Frontier Communications Corp., 7.875%, 1/15/2027	2,813,500
902,000	Frontier Communications Corp., 8.750%, 4/15/2022	892,980
2,470,000	Frontier Communications Corp., 9.000%, 8/15/2031	2,253,875
2,315,000	Level 3 Escrow, Inc., 8.125%, 7/01/2019, 144A	2,280,275
1,590,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	1,617,825
1,081,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	1,105,323
145,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	151,344
250,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	183,408
1,850,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	1,657,378
1,100,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,039,722
1,439,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,420,348
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	751,175
1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,426,550
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	5,296,675
1,936,000	Qwest Corp., 6.875%, 9/15/2033	1,923,009
1,500,000	Qwest Corp., 7.200%, 11/10/2026	1,496,553
645,000	Qwest Corp., 7.250%, 9/15/2025	706,003
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,402,983
985,000	Qwest Corp., 7.500%, 6/15/2023	985,295

		35,147,546

	Total Non-Convertible Bonds (Identified Cost $338,484,072)	351,266,573

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – 15.9%

	Airlines – 0.3%
$ 95,000	AMR Corp., 6.250%, 10/15/2014(e)	$20,188
1,705,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	1,534,500

		1,554,688

	Automotive – 1.0%
3,530,000	Ford Motor Co., 4.250%, 11/15/2016	5,061,138

	Diversified Manufacturing – 1.1%
3,765,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	3,501,450
2,315,000	Trinity Industries, Inc., 3.875%, 6/01/2036	2,262,912

		5,764,362

	Electric – 0.1%
250,000	CMS Energy Corp., 5.500%, 6/15/2029	401,250

	Healthcare – 2.3%
3,325,000	Health Management Associates, Inc., 3.750%, 5/01/2028, 144A	3,412,281
2,470,000	Hologic, Inc., (accretes to principal after 12/15/2013), 2.000%, 12/15/2037(g)	2,355,763
660,000	Illumina, Inc., 0.250%, 3/15/2016, 144A	528,825
345,000	LifePoint Hospitals, Inc., 3.250%, 8/15/2025	350,606
860,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	879,350
3,833,000	Omnicare, Inc., 3.250%, 12/15/2035	3,516,777
610,000	Omnicare, Inc., 3.750%, 12/15/2025	847,900

		11,891,502

	Home Construction – 0.5%
2,295,000	Lennar Corp., 3.250%, 11/15/2021, 144A	2,510,156

	Independent Energy – 1.0%
5,045,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	4,162,125
1,340,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	1,194,275

		5,356,400

	Life Insurance – 1.1%
6,533,000	Old Republic International Corp., 3.750%, 3/15/2018	5,740,874

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Media Non-Cable – 0.0%
$ 60,743	Liberty Media LLC, 3.500%, 1/15/2031	$34,396

	Metals & Mining – 0.7%
1,250,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,360,938
2,280,000	United States Steel Corp., 4.000%, 5/15/2014	2,522,250

		3,883,188

	Pharmaceuticals – 1.3%
3,325,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	3,291,750
3,640,000	Human Genome Sciences, Inc., 3.000%, 11/15/2018	3,248,700

		6,540,450

	Technology – 5.5%
690,000	Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	605,475
7,895,000	Ciena Corp., 0.875%, 6/15/2017	5,980,462
3,420,000	Ciena Corp., 3.750%, 10/15/2018, 144A	3,214,800
175,000	Ciena Corp., 4.000%, 3/15/2015, 144A	171,938
5,220,000	Eastman Kodak Co., 7.000%, 4/01/2017	1,370,250
5,750,000	Intel Corp., 3.250%, 8/01/2039	7,201,875
3,020,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	3,008,675
280,000	Micron Technology, Inc., 1.875%, 6/01/2014	267,400
3,970,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031, 144A	3,493,600
230,000	SanDisk Corp., 1.500%, 8/15/2017	270,825
1,050,000	Teradyne, Inc., 4.500%, 3/15/2014	2,685,375

		28,270,675

	Textile – 0.2%
1,345,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016, 144A	1,272,706

	Wirelines – 0.8%
2,210,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	2,395,087
1,190,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	1,289,663

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Wirelines – continued
$ 400,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	$424,514

		4,109,264

	Total Convertible Bonds (Identified Cost $78,079,141)	82,391,049

Municipals – 0.1%
	District of Columbia – 0.1%
540,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047 (Identified Cost $540,000)	606,344

	Total Bonds and Notes (Identified Cost $417,103,213)	434,263,966

Senior Loans – 0.4%
	Media Non-Cable – 0.3%
1,952,378	Dex Media West LLC, New Term Loan, 7.250%, 10/24/2014(d)	1,083,570
166,155	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(d)	76,639

		1,160,209

	Wireless – 0.0%
78,893	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(d)(h)	79,485

	Wirelines – 0.1%
770,983	FairPoint Communications, Inc., New Term Loan B, 6.500%, 1/22/2016(d)	602,936

	Total Senior Loans (Identified Cost $2,864,320)	1,842,630

Shares
Common Stocks – 7.9%

	Automobiles – 1.0%
465,000	Ford Motor Co.(b)	5,003,400

	Biotechnology – 1.1%
165,617	Vertex Pharmaceuticals, Inc.(b)	5,500,141

	Chemicals – 1.4%
156,958	Dow Chemical Co. (The)	4,514,112
30,167	PPG Industries, Inc.	2,518,643

		7,032,755

	Containers & Packaging – 0.2%
40,621	Owens-Illinois, Inc.(b)	787,235
1,772	Rock-Tenn Co., Class A	102,244

		889,479

	Diversified Telecommunication Services – 0.4%
22,208	FairPoint Communications, Inc.(b)	96,160

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Telecommunication Services – continued
2,627	Hawaiian Telcom Holdco, Inc.(b)	$40,456
117,962	Telefonica S.A., Sponsored ADR	2,027,767

		2,164,383

	Electronic Equipment, Instruments & Components – 0.2%
69,766	Corning, Inc.	905,563

	Food Products – 0.0%
3,100	ConAgra Foods, Inc.	81,840

	Household Durables – 0.0%
6,775	KB Home	45,528

	Media – 0.0%
849	Dex One Corp.(b)	1,409
961	SuperMedia, Inc.(b)	2,537

		3,946

	Oil, Gas & Consumable Fuels – 0.9%
2,846	Chesapeake Energy Corp.	63,437
79,377	Repsol YPF S.A., Sponsored ADR	2,421,792
33,796	Royal Dutch Shell PLC, ADR	2,470,150

		4,955,379

	Pharmaceuticals – 1.5%
64,900	Bristol-Myers Squibb Co.	2,287,076
117,041	Valeant Pharmaceuticals International, Inc.(b)	5,464,644

		7,751,720

	REITs - Apartments – 0.1%
6,185	Apartment Investment & Management Co., Class A	141,698
32,565	Associated Estates Realty Corp.	519,412

		661,110

	REITs - Shopping Centers – 0.0%
7,868	DDR Corp.	95,754

	Semiconductors & Semiconductor Equipment – 1.1%
245,350	Intel Corp.	5,949,738

	Total Common Stocks (Identified Cost $34,444,024)	41,040,736

Preferred Stocks – 2.7%

Convertible Preferred Stocks – 2.0%

	Automotive – 0.7%
86,270	General Motors Co., Series B, 4.750%	2,954,747
20,395	Goodyear Tire & Rubber Co. (The), 5.875%	992,217

		3,946,964

	Banking – 0.1%
5,636	Sovereign Capital Trust IV, 4.375%	267,710

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Banking – continued
138	Wells Fargo & Co., Series L, Class A, 7.500%	$145,452

		413,162

	Construction Machinery – 0.1%
17,160	United Rentals Trust I, 6.500%	806,520

	Consumer Products – 0.2%
21,950	Newell Financial Trust I, 5.250%	927,387

	Electric – 0.2%
17,119	AES Trust III, 6.750%	840,372
4,150	CMS Energy Trust I, 7.750%(c)(i)	178,450

		1,018,822

	Home Construction – 0.0%
11,000	Hovnanian Enterprises, Inc., 7.250%	84,150

	Pipelines – 0.3%
29,700	El Paso Energy Capital Trust I, 4.750%	1,367,388

	Technology – 0.4%
3,260	Lucent Technologies Capital Trust I, 7.750%	2,001,640

	Total Convertible Preferred Stocks (Identified Cost $12,362,686)	10,566,033

Non-Convertible Preferred Stocks – 0.7%

	Banking – 0.2%
18,000	Bank of America Corp., 6.375%	328,140
23,925	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	623,485
7,075	Countrywide Capital IV, 6.750%	140,510

		1,092,135

	Home Construction – 0.0%
96,887	Hovnanian Enterprises, Inc., 7.625%(b)	135,642

	Non-Captive Consumer – 0.1%
12,475	SLM Corp., Series A, 6.970%	500,247

	Non-Captive Diversified – 0.4%
2,448	Ally Financial, Inc., Series G, 7.000%, 144A	1,754,834

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	REITs - Warehouse/Industrials – 0.0%
3,363	ProLogis, Inc., Series Q, 8.540%	$184,360

	Total Non-Convertible Preferred Stocks (Identified Cost $3,921,713)	3,667,218

	Total Preferred Stocks (Identified Cost $16,284,399)	14,233,251

Warrants – 0.0%
33,185	FairPoint Communications, Inc., Expiration on 1/24/2018(b)(c)(i) (Identified Cost $0)	—

Principal Amount
Short-Term Investments – 3.8%
10,428	Repurchase Agreement with State Street Bank and Trust Company, dated 12/30/2011 at 0.000% to be repurchased at $10,428 on 1/03/2012 collateralized by $15,000 U.S. Treasury Bill, due 3/08/2012 valued at $14,999 including accrued interest(j)	10,428
19,408,158	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011 at 0.000% to be repurchased at $19,408,158 on 1/03/2012 collateralized by $19,285,000 U.S. Treasury Note, 1.250% due 10/31/2015 valued at $19,800,835 including accrued interest(j)	19,408,158

	Total Short-Term Investments (Identified Cost $19,418,586)	19,418,586

	Total Investments – 98.6% (Identified Cost $490,114,542)(a)	510,799,169
	Other assets less liabilities – 1.4%	7,418,919

	Net Assets – 100.0%	$518,218,088

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
Senior loans are priced at bid prices supplied by a pricing service, if available.
Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.
Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.
Investments in other open-end investment companies are valued at their net asset value each day.
Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.
The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At December 31, 2011, the net unrealized appreciation on investments based on a cost of $490,337,502 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$55,593,838
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(35,132,171)

Net unrealized appreciation	$20,461,667

(b)	Non-income producing security.
(c)	Illiquid security. At December 31, 2011, the value of these securities amounted to $10,433,650 or 2.0% of net assets.
(d)	Variable rate security. Rate as of December 31, 2011 is disclosed.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Maturity has been extended under the terms of a plan of reorganization.
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	All or a portion of interest payment is paid-in-kind.
(i)	Fair valued security by the Fund’s investment adviser. At December 31, 2011, the value of these securities amounted to $178,450 representing less than 0.1% of net assets.
(j)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of Rule 144A holdings amounted to $91,583,331 or 17.7% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Treasuries	$—	$17,375,251	$644,375	$18,019,626
All Other Non-Convertible Bonds*	—	333,246,947	—	333,246,947

Total Non-Convertible Bonds	—	350,622,198	644,375	351,266,573

Convertible Bonds*	—	82,391,049	—	82,391,049
Municipals*	—	606,344	—	606,344

Total Bonds and Notes	—	433,619,591	644,375	434,263,966

Senior Loans*	—	1,842,630	—	1,842,630
Common Stocks*	41,040,736	—	—	41,040,736
Preferred Stocks
Convertible Preferred Stocks
Banking	145,452	267,710	—	413,162
Construction Machinery	—	806,520	—	806,520
Consumer Products	—	927,387	—	927,387
Electric	840,372	—	178,450	1,018,822
All Other Convertible Preferred Stocks*	7,400,142	—	—	7,400,142

Total Convertible Preferred Stocks	8,385,966	2,001,617	178,450	10,566,033

Non-Convertible Preferred Stocks*	1,912,384	1,754,834	—	3,667,218

Total Preferred Stocks	10,298,350	3,756,451	178,450	14,233,251

Warrants**	—	—	—	—
Short-Term Investments	—	19,418,586	—	19,418,586

Total	$51,339,086	$458,637,258	$822,825	$510,799,169

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Fair valued at zero using Level 3 inputs.

A preferred stock valued at $573,120 was transferred from Level 1 to Level 2 during the period ended December 31, 2011. At September 30, 2011, this security was valued at market price in accordance with the Fund’s valuation policies; at December 31, 2011, this security was valued on the basis of evaluated bids furnished to the Fund by a pricing service.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2011
Bonds and Notes
Non-Convertible Bonds
Consumer Cyclical Services	$73,350	$—	$—	$—	$—	$—	$—	$(73,350)	$—	$—
Technology	347,500	—	—	—	—	—	—	(347,500)	—	—
Treasuries	27,508	12,756	—	(337,014)	—	—	941,125	—	644,375	(337,014)
Preferred Stocks
Convertible Preferred Stocks
Electric	186,750	—	—	(8,300)	—	—	—	—	178,450	(8,300)
Non-Convertible Preferred Stocks
Non-Captive Diversified	268,800	—	—	—	—	—	—	(268,800)	—	—
Warrants***	—	—	—	—	—	—	—	—	—	—

Total	$903,908	$12,756	$—	$(345,314)	$—	$—	$941,125	$(689,650)	$822,825	$(345,314)

***	Fair valued at zero using Level 3 inputs.

Debt securities valued at $420,850 and a preferred stock valued at $268,800 were transferred from Level 3 to Level 2 during the period ended December 31, 2011. At September 30, 2011, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at December 31, 2011, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service.

Debt securities valued at $941,125 were transferred from Level 2 to Level 3 during the period ended December 31, 2011. At September 30, 2011, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service; at December 31, 2011, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2011 (Unaudited)

Technology	8.3%
Wirelines	7.7
Healthcare	6.2
Banking	4.0
Metals & Mining	3.8
Chemicals	3.8
Non-Captive Consumer	3.7
Treasuries	3.5
Automotive	3.2
Non-Captive Diversified	3.2
Retailers	3.1
Local Authorities	3.0
Home Construction	3.0
Supermarkets	2.8
Pharmaceuticals	2.8
Airlines	2.8
Life Insurance	2.7
Paper	2.2
Other Investments, less than 2% each	25.0
Short-Term Investments	3.8

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 90.4% of Net Assets

	ABS Car Loan – 3.1%
$ 335,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	$338,600
150,000	AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A3, 1.390%, 9/08/2015	149,908
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	127,679
310,000	BMW Vehicle Lease Trust, Series 2011-1, Class A3, 1.060%, 2/20/2014	310,294
280,000	CarMax Auto Owner Trust, Series 2011-1, Class A3, 1.290%, 9/15/2015	281,441
260,000	Ford Credit Floorplan Master Owner Trust, Series 2010-5, Class A1, 1.500%, 9/15/2015	260,424
225,000	Hyundai Auto Receivables Trust, Series 2011-B, Class A4, 1.650%, 2/15/2017	228,452
320,000	Santander Drive Auto Receivables Trust, Series 2011-1, Class A3, 1.280%, 1/15/2015	319,616
270,000	World Omni Auto Receivables Trust, Series 2011-A, Class A3, 1.110%, 5/15/2015	270,807

		2,287,221

	ABS Credit Card – 1.0%
60,000	Capital One Multi-Asset Execution Trust, Series 2004-A4, Class A4, 0.498%, 3/15/2017(b)	59,831
315,000	Chase Issuance Trust, Series 2007-A16, Class A16, 0.846%, 6/16/2014(b)	315,254
150,000	Discover Card Master Trust I, Series 2007-3, Class A2, 0.328%, 10/16/2014(b)	149,976
210,000	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/2016	223,158

		748,219

	ABS Home Equity – 0.1%
71,140	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	67,053

	ABS Student Loan – 1.3%
450,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 1.218%, 7/25/2025(b)	434,934
525,000	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.418%, 7/25/2025(b)	510,657

		945,591

	Aerospace & Defense – 1.7%
310,000	Boeing Capital Corp., 2.125%, 8/15/2016	316,680
285,000	Goodrich Corp., 4.875%, 3/01/2020	325,111
240,000	L-3 Communications Corp., 3.950%, 11/15/2016	242,237
355,000	Raytheon Co., 3.125%, 10/15/2020	357,764

		1,241,792

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Airlines – 0.2%
$ 171,063	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	$183,892

	Automotive – 0.8%
235,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	249,178
315,000	Toyota Motor Credit Corp., MTN, 2.000%, 9/15/2016	318,135

		567,313

	Banking – 5.5%
85,000	American Express Co., 5.500%, 9/12/2016	93,687
330,000	American Express Co., 6.150%, 8/28/2017	377,406
100,000	Bank of America Corp., 3.750%, 7/12/2016	92,592
460,000	Bank of America Corp., 5.650%, 5/01/2018	438,266
375,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	439,632
315,000	Capital One Financial Corp., 2.125%, 7/15/2014	310,962
270,000	Citigroup, Inc., 6.010%, 1/15/2015	282,070
275,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	306,812
205,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	198,502
475,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	469,035
100,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	95,274
325,000	Royal Bank of Canada, 1.450%, 10/30/2014	326,687
40,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	38,412
330,000	U.S. Bancorp, MTN, 2.200%, 11/15/2016	333,171
265,000	Wells Fargo & Co., 3.625%, 4/15/2015	277,414

		4,079,922

	Building Materials – 0.0%
30,000	Masco Corp., 7.125%, 3/15/2020	30,277

	Chemicals – 0.3%
130,000	Eastman Chemical Co., 4.500%, 1/15/2021	137,175
80,000	Ecolab, Inc., 4.350%, 12/08/2021	85,431

		222,606

	Collateralized Mortgage Obligations – 4.6%
114,439	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.289%, 7/25/2021(b)	84,128

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$ 725,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021	$797,112
435,000	FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2, 3.154%, 2/25/2018	458,094
420,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	426,366
140,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	147,814
399,293	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.745%, 10/07/2020(b)	399,729
1,124,103	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.855%, 12/08/2020(b)	1,128,318

		3,441,561

	Commercial Mortgage-Backed Securities – 7.0%
236,649	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	242,062
255,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	275,256
250,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	264,644
400,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.902%, 6/15/2039(b)	419,928
360,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	375,601
325,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	350,603
375,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	405,895
470,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.984%, 8/10/2045(b)	510,413
410,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.004%, 6/15/2049(b)	435,718
210,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	227,021
237,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	249,278
475,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	505,554
90,499	Morgan Stanley Capital I, Series 2006-T23, Class A2, 5.920%, 8/12/2041(b)	91,245
400,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	423,525
420,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	442,738

		5,219,481

	Construction Machinery – 0.8%
290,000	Caterpillar Financial Services Corp., MTN, 6.125%, 2/17/2014	321,081
300,000	John Deere Capital Corp., MTN, 3.150%, 10/15/2021	305,748

		626,829

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Consumer Cyclical Services – 0.0%
$ 30,000	Expedia, Inc., 5.950%, 8/15/2020	$30,253

	Consumer Products – 0.5%
325,000	Koninklijke (Royal) Philips Electronics NV, 4.625%, 3/11/2013	339,243

	Distributors – 0.1%
90,000	EQT Corp., 8.125%, 6/01/2019	105,567

	Diversified Manufacturing – 0.4%
90,000	Snap-On, Inc., 4.250%, 1/15/2018	96,816
220,000	Tyco International Finance S.A., 4.125%, 10/15/2014	234,474

		331,290

	Electric – 2.7%
260,000	Carolina Power & Light Co., 5.250%, 12/15/2015	297,898
5,000	Carolina Power & Light Co., 6.500%, 7/15/2012	5,149
245,000	Consolidated Edison Co. of NY, Inc., 7.125%, 12/01/2018	315,166
285,000	Dominion Resources, Inc., 1.950%, 8/15/2016	286,404
150,000	Duke Energy Corp., 5.625%, 11/30/2012	156,305
180,000	Duke Energy Corp., 5.650%, 6/15/2013	191,723
140,000	NextEra Energy Capital Holdings, Inc., 0.841%, 11/09/2012(b)	139,662
265,000	Southern California Edison Co., 5.750%, 3/15/2014	291,905
300,000	Southern Co., 1.950%, 9/01/2016	302,831

		1,987,043

	Entertainment – 0.8%
265,000	Time Warner, Inc., 5.875%, 11/15/2016	305,870
300,000	Walt Disney Co. (The), 1.350%, 8/16/2016	300,830

		606,700

	Environmental – 0.1%
90,000	Waste Management, Inc., 6.375%, 3/11/2015	102,683

	Food & Beverage – 1.6%
455,000	Coca-Cola Co. (The), 3.300%, 9/01/2021	479,129
100,000	HJ Heinz Finance Co., 6.000%, 3/15/2012	100,934
300,000	Kellogg Co., 5.125%, 12/03/2012	311,786

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Food & Beverage – continued
$ 270,000	Kraft Foods, Inc., 6.125%, 8/23/2018	$318,584

		1,210,433

	Government Owned - No Guarantee – 0.2%
150,000	Federal National Mortgage Association, 5.375%, 6/12/2017	181,234

	Health Insurance – 1.1%
275,000	UnitedHealth Group, Inc., 4.875%, 2/15/2013	286,362
260,000	WellPoint, Inc., 4.350%, 8/15/2020	280,863
165,000	WellPoint, Inc., 5.250%, 1/15/2016	184,727
35,000	WellPoint, Inc., 6.000%, 2/15/2014	38,149

		790,101

	Healthcare – 1.6%
75,000	Baxter International, Inc., 1.850%, 1/15/2017	75,583
285,000	Express Scripts, Inc., 3.125%, 5/15/2016	286,580
20,000	Express Scripts, Inc., 6.250%, 6/15/2014	21,799
335,000	McKesson Corp., 3.250%, 3/01/2016	354,538
105,000	McKesson Corp., 6.500%, 2/15/2014	116,202
300,000	Stryker Corp., 2.000%, 9/30/2016	306,999

		1,161,701

	Hybrid ARMs – 0.2%
139,915	FHLMC, 2.397%, 1/01/2035(b)	147,334

	Independent Energy – 1.7%
100,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	113,355
110,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	127,505
330,000	Canadian Natural Resources Ltd., 1.450%, 11/14/2014	331,922
150,000	Encana Corp., 6.500%, 5/15/2019	179,272
115,000	Newfield Exploration Co., 5.750%, 1/30/2022	124,200
305,000	Occidental Petroleum Corp., 1.750%, 2/15/2017	308,919
55,000	XTO Energy, Inc., 4.900%, 2/01/2014	59,712

		1,244,885

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Integrated Energy – 0.8%
$ 285,000	BP Capital Markets PLC, 3.125%, 10/01/2015	$298,516
70,000	Hess Corp., 7.000%, 2/15/2014	77,699
170,000	XTO Energy, Inc., 5.750%, 12/15/2013	186,222

		562,437

	Life Insurance – 0.9%
130,000	American International Group, Inc., 3.650%, 1/15/2014	126,255
175,000	American International Group, Inc., 4.875%, 9/15/2016	165,604
30,000	Lincoln National Corp., 4.300%, 6/15/2015	31,069
255,000	MetLife, Inc., 4.750%, 2/08/2021	275,857
70,000	Unum Group, 5.625%, 9/15/2020	72,077

		670,862

	Lodging – 0.0%
15,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	15,879

	Media Cable – 1.7%
335,000	Comcast Corp., 4.950%, 6/15/2016	371,004
100,000	Cox Communications, Inc., 4.625%, 6/01/2013	105,416
215,000	Cox Communications, Inc., 5.450%, 12/15/2014	238,656
305,000	Time Warner Cable, Inc., 4.000%, 9/01/2021	308,577
250,000	Time Warner Cable, Inc., 8.250%, 2/14/2014	281,789

		1,305,442

	Media Non-Cable – 0.2%
175,000	Thomson Reuters Corp., 5.950%, 7/15/2013	186,461

	Metals & Mining – 0.6%
110,000	Alcoa, Inc., 6.150%, 8/15/2020	114,287
235,000	ArcelorMittal, 9.850%, 6/01/2019	261,371
70,000	Teck Resources Ltd., 3.150%, 1/15/2017	71,512

		447,170

	Mortgage Related – 2.4%
702,151	FHLMC, 4.500%, with various maturities from 2019 to 2025(c)	744,518
1,118	FHLMC, 5.500%, 3/01/2013	1,210

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$ 1,556	FHLMC, 6.000%, 11/01/2012	$1,594
2,319	FHLMC, 6.500%, 1/01/2024	2,597
237	FHLMC, 8.000%, 7/01/2025	282
235,494	FNMA, 4.000%, 4/01/2024	248,440
280,091	FNMA, 4.500%, 4/01/2024	298,683
459,653	FNMA, 5.500%, with various maturities from 2017 to 2020(c)	499,893
3,174	FNMA, 6.000%, 9/01/2021	3,441
892	FNMA, 7.500%, 6/01/2016	962
1,349	FNMA, 8.000%, 6/01/2015	1,445
6,279	GNMA, 6.500%, 12/15/2023	7,133
1,572	GNMA, 8.500%, 9/15/2022	1,761
3,612	GNMA, 9.500%, 1/15/2019	4,231

		1,816,190

	Non-Captive Consumer – 0.3%
225,000	SLM Corp., MTN, 6.250%, 1/25/2016	218,808

	Non-Captive Diversified – 0.8%
535,000	General Electric Capital Corp., MTN, 5.500%, 1/08/2020	588,656

	Oil Field Services – 1.8%
305,000	Cameron International Corp., 1.459%, 6/02/2014(b)	306,213
285,000	Ensco PLC, 3.250%, 3/15/2016	290,741
115,000	Rowan Cos., Inc., 5.000%, 9/01/2017	120,837
305,000	Schlumberger Norge AS, 1.950%, 9/14/2016, 144A	308,589
315,000	Transocean, Inc., 5.050%, 12/15/2016	321,638

		1,348,018

	Pharmaceuticals – 1.4%
485,000	Amgen, Inc., 2.500%, 11/15/2016	490,817
275,000	Eli Lilly & Co., 4.200%, 3/06/2014	294,654
270,000	Schering-Plough Corp., 5.300%, 12/01/2013	293,496

		1,078,967

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Pipelines – 1.4%
$ 290,000	Energy Transfer Partners LP, 6.000%, 7/01/2013	$305,290
245,000	NiSource Finance Corp., 6.125%, 3/01/2022	282,060
175,000	Questar Corp., 2.750%, 2/01/2016	178,813
265,000	Spectra Energy Capital LLC, 5.668%, 8/15/2014	290,040

		1,056,203

	Property & Casualty Insurance – 0.2%
155,000	Willis Group Holdings PLC, 4.125%, 3/15/2016	157,424
15,000	Willis North America, Inc., 7.000%, 9/29/2019	16,697

		174,121

	Railroads – 1.8%
350,000	Burlington Northern Santa Fe Corp., 7.000%, 2/01/2014	392,152
330,000	Canadian National Railway Co., 1.450%, 12/15/2016	328,150
245,000	CSX Corp., 3.700%, 10/30/2020	249,747
30,000	CSX Corp., 6.150%, 5/01/2037	36,076
260,000	Union Pacific Corp., 5.750%, 11/15/2017	307,558

		1,313,683

	REITs - Apartments – 0.3%
250,000	ERP Operating LP, 6.625%, 3/15/2012	252,828

	REITs - Shopping Centers – 0.4%
280,000	Federal Realty Investment Trust, 5.400%, 12/01/2013	294,806

	Retailers – 0.2%
130,000	Macy’s Retail Holdings, Inc., 5.350%, 3/15/2012	130,891

	Supermarkets – 0.2%
50,000	Kroger Co. (The), 6.200%, 6/15/2012	51,191
65,000	Kroger Co. (The), 6.750%, 4/15/2012	66,083

		117,274

	Technology – 2.9%
265,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	306,882
265,000	Cisco Systems, Inc., 2.900%, 11/17/2014	280,351
95,000	Corning, Inc., 4.250%, 8/15/2020	101,180

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Technology – continued
$ 160,000	Equifax, Inc., 7.000%, 7/01/2037	$178,709
290,000	Hewlett-Packard Co., 0.923%, 5/30/2014(b)	280,386
165,000	Hewlett-Packard Co., 3.300%, 12/09/2016	168,482
230,000	IBM International Group Capital, 5.050%, 10/22/2012	238,341
300,000	Intel Corp., 1.950%, 10/01/2016	308,405
275,000	Oracle Corp., 4.950%, 4/15/2013	290,413

		2,153,149

	Tobacco – 0.9%
205,000	Altria Group, Inc., 9.700%, 11/10/2018	275,810
365,000	Philip Morris International, Inc., 2.500%, 5/16/2016	377,422

		653,232

	Transportation Services – 0.4%
300,000	ERAC USA Finance LLC, 2.250%, 1/10/2014, 144A	298,756

	Treasuries – 30.6%
2,230,000	U.S. Treasury Note, 1.125%, 12/15/2012	2,250,558
2,390,000	U.S. Treasury Note, 1.750%, 4/15/2013	2,437,427
4,055,000	U.S. Treasury Note, 1.750%, 5/31/2016	4,240,326
250,000	U.S. Treasury Note, 1.875%, 6/30/2015	261,953
2,580,000	U.S. Treasury Note, 2.125%, 2/29/2016	2,737,220
2,740,000	U.S. Treasury Note, 2.125%, 8/15/2021	2,810,212
200,000	U.S. Treasury Note, 2.500%, 4/30/2015	213,438
160,000	U.S. Treasury Note, 2.625%, 11/15/2020	172,250
475,000	U.S. Treasury Note, 2.750%, 2/15/2019	520,236
2,660,000	U.S. Treasury Note, 3.125%, 5/15/2021	2,970,055
325,000	U.S. Treasury Note, 3.125%, 11/15/2041	340,488
140,000	U.S. Treasury Note, 3.625%, 2/15/2020	162,367
1,555,000	U.S. Treasury Note, 3.625%, 2/15/2021	1,805,380
1,775,000	U.S. Treasury Note, 4.250%, 8/15/2014	1,955,273

		22,877,183

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Wireless – 1.0%
$ 250,000	America Movil SAB de CV, 3.625%, 3/30/2015	$261,968
5,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	4,825
170,000	Sprint Nextel Corp., 6.000%, 12/01/2016	141,100
330,000	Vodafone Group PLC, 5.350%, 2/27/2012	332,250

		740,143

	Wirelines – 1.8%
515,000	AT&T, Inc., 5.800%, 2/15/2019	607,715
255,000	Embarq Corp., 7.995%, 6/01/2036	264,228
435,000	Verizon Communications, Inc., 1.950%, 3/28/2014	443,985

		1,315,928

	Total Bonds and Notes (Identified Cost $65,804,366)	67,517,311

Short-Term Investments – 7.5%
4,559,221	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011 at 0.000% to be repurchased at $4,559,221 on 1/03/2012 collateralized by $4,605,000 U.S. Treasury Note, 0.625% due 7/15/2014 valued at $4,650,613 including accrued interest(d)	4,559,221
1,035,000	U.S. Treasury Bill, 0.001%, 1/12/2012(e)	1,034,997

	Total Short-Term Investments (Identified Cost $5,594,221)	5,594,218

	Total Investments – 97.9% (Identified Cost $71,398,587)(a)	73,111,529
	Other assets less liabilities – 2.1%	1,552,435

	Net Assets – 100.0%	$74,663,964

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.
Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.
Futures contracts are valued at their most recent settlement price.
Investments in other open-end investment companies are valued at their net asset value each day.
Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.
The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At December 31, 2011, the net unrealized appreciation on investments based on a cost of $71,767,091 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,691,217
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(346,779)

Net unrealized appreciation	$1,344,438

(b)	Variable rate security. Rate as of December 31, 2011 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(e)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of Rule 144A holdings amounted to $735,024 or 1.0% of net assets.

ABS        Asset-Backed Securities

ARMs    Adjustable Rate Mortgages

FHLMC  Federal Home Loan Mortgage Corp.

FNMA    Federal National Mortgage Association

GMTN    Global Medium Term Note

GNMA    Government National Mortgage Association

MTN       Medium Term Note

REITs      Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 - quoted prices in active markets for identical assets or liabilities;

•Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Bonds and Notes	$—	$67,517,311	$—	$67,517,311
Short-Term Investments	—	5,594,218	—	5,594,218

Total	$—	$73,111,529	$—	$73,111,529

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2011 (Unaudited)

Treasuries	30.6%
Commercial Mortgage-Backed Securities	7.0
Banking	5.5
Collateralized Mortgage Obligations	4.6
ABS Car Loan	3.1
Technology	2.9
Electric	2.7
Mortgage Related	2.4
Other Investments, less than 2% each	31.6
Short-Term Investments	7.5

Total Investments	97.9
Other assets less liabilities	2.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 86.8% of Net Assets

Non-Convertible Bonds – 82.1%

	ABS Credit Card – 0.2%
$ 1,000,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	$1,104,534

	ABS Other – 2.1%
2,500,000	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	2,405,040
414,533	Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A	415,251
2,780,462	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	2,915,077
916,633	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	1,037,560
3,233,307	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	3,254,138

		10,027,066

	Airlines – 4.1%
309,744	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 1/02/2021	327,164
337,637	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	361,677
1,017,778	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	1,059,710
4,560,317	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	5,016,348
1,753,173	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	1,720,214
4,702,034	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	5,054,687
2,098,766	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	2,235,186
3,170,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	3,273,393
861,000	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	817,950

		19,866,329

	Automotive – 1.0%
1,930,000	Cummins, Inc., 5.650%, 3/01/2098	1,891,946
2,665,000	Ford Motor Co., 6.375%, 2/01/2029	2,737,920

		4,629,866

	Banking – 9.9%
2,670,000	Associates Corp. of North America, 6.950%, 11/01/2018	2,901,310
230,000	Bank of America Corp., 5.420%, 3/15/2017	207,508
1,000,000	Bank of America Corp., 5.490%, 3/15/2019	861,911

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$ 300,000	Bank of America Corp., 6.500%, 9/15/2037	$245,684
985,000	Bank of America Corp., 7.625%, 6/01/2019	1,018,704
530,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	482,743
2,770,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,420,771
100,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(b)	69,652
85,000	Citigroup, Inc., 5.850%, 12/11/2034	83,793
185,000	Citigroup, Inc., 5.875%, 2/22/2033	155,168
2,515,000	Citigroup, Inc., 6.125%, 8/25/2036	2,175,500
2,675,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,489,122
870,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	858,711
60,000	JPMorgan Chase & Co., 4.750%, 5/01/2013	62,725
5,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	533,995
7,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	783,413
900,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	848,303
5,870,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	4,525,388
1,600,000	Merrill Lynch & Co., Inc., 6.220%, 9/15/2026	1,319,786
235,000	Merrill Lynch & Co., Inc., Series C, MTN, 5.000%, 1/15/2015	226,385
1,700,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	1,304,505
5,000,000	Morgan Stanley, 5.500%, 7/24/2020	4,546,150
3,800,000	Morgan Stanley, 5.750%, 1/25/2021	3,544,663
260,000	Morgan Stanley, EMTN, 5.450%, 1/09/2017	250,319
100,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	91,027
2,000,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	1,986,980
1,400,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	1,296,511
695,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	662,152
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	423,007
825,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	792,255

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$ 2,000,000	Societe Generale S.A., (fixed rate to 12/19/2017, variable rate thereafter), 6.999%, 12/29/2049, (EUR)	$1,527,215
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	4,248,385
300,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	306,274
4,500,000	Standard Chartered PLC, 5.500%, 11/18/2014, 144A	4,763,664

		48,013,679

	Brokerage – 1.8%
2,955,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	2,814,773
2,645,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(b)	2,550,732
755,000	Jefferies Group, Inc., 6.250%, 1/15/2036	617,361
2,835,000	Jefferies Group, Inc., 8.500%, 7/15/2019	2,877,525

		8,860,391

	Building Materials – 1.6%
1,175,000	Masco Corp., 4.800%, 6/15/2015	1,165,774
730,000	Masco Corp., 5.850%, 3/15/2017	728,699
1,695,000	Masco Corp., 6.125%, 10/03/2016	1,739,414
200,000	Masco Corp., 6.500%, 8/15/2032	178,889
375,000	Masco Corp., 7.750%, 8/01/2029	364,000
1,235,000	Owens Corning, Inc., 6.500%, 12/01/2016	1,347,857
2,255,000	Owens Corning, Inc., 7.000%, 12/01/2036	2,304,759

		7,829,392

	Chemicals – 1.4%
4,450,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	5,633,575
980,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	1,009,102

		6,642,677

	Collateralized Mortgage Obligations – 0.2%
675,000	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	795,856
257,329	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.496%, 7/25/2035(c)	221,373
180,250	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 2.687%, 3/25/2035(c)	162,466

		1,179,695

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Commercial Mortgage-Backed Securities – 5.7%
$ 160,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.366%, 9/10/2047(c)	$176,958
600,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	667,984
360,000	Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	404,160
600,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	631,813
407,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.904%, 6/11/2040(c)	445,588
56,063	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	56,033
1,055,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	1,118,989
480,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.942%, 6/10/2046(c)	530,039
3,525,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.902%, 6/15/2039(c)	3,700,616
2,030,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.987%, 9/15/2039(c)	2,120,958
685,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	714,686
3,125,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,447,934
1,500,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	1,618,169
805,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	859,349
350,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	384,266
1,180,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	1,298,053
4,055,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.004%, 6/15/2049(c)	4,309,358
1,405,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,518,877
480,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030	518,112
380,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 6.067%, 6/15/2038(c)	426,179
390,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	432,301
235,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 6.096%, 6/12/2046(c)	262,300
350,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042	380,950
425,000	Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047	463,437
250,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	264,703
800,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.455%, 1/11/2043(c)	926,157

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Commercial Mortgage-Backed Securities – continued
$ 200,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	$219,160

		27,897,129

	Consumer Products – 0.3%
605,000	Hasbro, Inc., 6.600%, 7/15/2028	665,249
780,000	Snap-on, Inc., 6.700%, 3/01/2019	970,719

		1,635,968

	Distributors – 1.2%
3,000,000	EQT Corp., 8.125%, 6/01/2019	3,518,907
2,150,000	Equitable Resources, Inc., 6.500%, 4/01/2018	2,397,263

		5,916,170

	Diversified Manufacturing – 0.4%
700,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	907,439
540,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	898,649

		1,806,088

	Electric – 2.4%
2,800,000	AmerenEnergy Generating Co., Series H, 7.000%, 4/15/2018	2,886,800
1,503,034	Bruce Mansfield Unit, 6.850%, 6/01/2034	1,633,354
1,185,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	1,303,547
555,000	Commonwealth Edison Co., 4.700%, 4/15/2015	607,187
2,300,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,754,440
800,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	672,946
600,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	778,053
1,000,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	1,245,408
937,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	754,141

		11,635,876

	Financial Other – 1.4%
4,165,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	3,924,180
2,500,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	3,071,812

		6,995,992

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Food & Beverage – 0.1%
$ 500,000	Corn Products International, Inc., 6.625%, 4/15/2037	$594,465

	Government Guaranteed – 1.0%
1,000,000	Instituto de Credito Oficial, MTN, 4.530%, 3/17/2016, (CAD)	893,202
840,000	Instituto de Credito Oficial, MTN, 5.500%, 10/11/2012, (AUD)	833,601
2,500,000	Instituto de Credito Oficial, MTN, 6.125%, 2/27/2014, (AUD)	2,381,071
970,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	863,578

		4,971,452

	Government Owned - No Guarantee – 1.9%
2,565,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	2,936,925
4,500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	4,072,500
9,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	960,496
10,400,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	1,138,466

		9,108,387

	Health Insurance – 0.0%
20,000	CIGNA Corp., 7.875%, 5/15/2027	23,921

	Healthcare – 2.0%
7,055,000	Aristotle Holding, Inc., 4.750%, 11/15/2021, 144A	7,300,310
855,000	Boston Scientific Corp., 6.000%, 1/15/2020	954,470
95,000	HCA, Inc., 6.375%, 1/15/2015	96,781
55,000	HCA, Inc., 6.500%, 2/15/2016	55,825
100,000	HCA, Inc., 7.050%, 12/01/2027	83,875
190,000	HCA, Inc., 7.190%, 11/15/2015	190,000
75,000	HCA, Inc., 7.500%, 12/15/2023	67,125
175,000	HCA, Inc., 7.690%, 6/15/2025	154,875
305,000	HCA, Inc., 8.360%, 4/15/2024	288,225
10,000	HCA, Inc., MTN, 7.580%, 9/15/2025	8,850
305,000	HCA, Inc., MTN, 7.750%, 7/15/2036	265,731

		9,466,067

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – 0.9%
$ 1,116,000	Pulte Group, Inc., 5.200%, 2/15/2015	$1,043,460
3,340,000	Pulte Group, Inc., 6.000%, 2/15/2035	2,216,925
1,455,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,007,587

		4,267,972

	Hybrid ARMs – 0.0%
116,147	FNMA, 2.645%, 9/01/2036(c)	123,667
72,050	FNMA, 5.918%, 2/01/2037(c)	76,511

		200,178

	Independent Energy – 0.3%
1,195,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	1,385,165

	Industrial Other – 0.3%
1,150,000	Worthington Industries, Inc., 6.500%, 4/15/2020	1,257,286

	Life Insurance – 2.1%
2,600,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	2,314,000
390,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	381,426
110,000	American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017	105,120
355,000	ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013, (EUR)	460,075
2,355,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	2,381,275
1,095,000	MetLife, Inc., 6.400%, 12/15/2066	1,036,146
2,885,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	3,537,347

		10,215,389

	Local Authorities – 3.0%
4,635,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	3,922,353
4,360,000	New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	4,486,567
685,000	New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	704,461
4,000,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	4,341,709
279,215	Province of Alberta, 5.930%, 9/16/2016, (CAD)	307,292
1,185,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	1,018,394

		14,780,776

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Lodging – 0.7%
$ 1,480,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	$1,596,032
1,660,000	Wyndham Worldwide Corp., 7.375%, 3/01/2020	1,894,682

		3,490,714

	Media Non-Cable – 0.1%
240,000	News America, Inc., 8.150%, 10/17/2036	301,922

	Mortgage Related – 0.0%
22,069	Federal National Mortgage Association, REMIC, 7.000%, 4/25/2020	24,459
3,601	FHLMC, 10.000%, with various maturities in 2018(d)	4,232
12,313	FNMA, 6.000%, 12/01/2018	13,564
42,991	GNMA, 10.000%, with various maturities in 2018(d)	44,343

		86,598

	Non-Captive Consumer – 1.8%
470,000	SLM Corp., MTN, 5.050%, 11/14/2014	463,561
240,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	230,941
995,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	1,001,865
1,295,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	965,966
2,385,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	2,456,550
45,000	Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	42,525
1,300,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	903,500
3,615,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	2,602,800

		8,667,708

	Non-Captive Diversified – 3.7%
97,000	Ally Financial, Inc., 8.000%, 12/31/2018	95,302
169,485	CIT Group, Inc., 7.000%, 5/01/2015	169,824
282,478	CIT Group, Inc., 7.000%, 5/01/2016	282,478
395,473	CIT Group, Inc., 7.000%, 5/01/2017	395,473
820,000	General Electric Capital Australia Funding Pty Ltd., DIP, 7.000%, 10/08/2015, (AUD)	879,396
670,000	General Electric Capital Australia Funding Pty Ltd., EMTN, 8.000%, 2/13/2012, (AUD)	687,035
65,000	General Electric Capital Corp., 5.625%, 5/01/2018	72,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Diversified – continued
$ 300,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	$317,876
470,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	390,987
2,205,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	1,873,754
655,000	General Electric Capital Corp., Series A, MTN, 0.703%, 5/13/2024(c)	513,232
5,650,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	4,637,638
3,725,000	International Lease Finance Corp., 6.250%, 5/15/2019	3,441,118
3,683,000	International Lease Finance Corp., 6.375%, 3/25/2013	3,664,585
25,000	International Lease Finance Corp., 8.625%, 9/15/2015	25,625
315,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	300,825

		17,747,948

	Oil Field Services – 0.3%
1,090,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,277,805

	Paper – 0.5%
1,500,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,809,705
230,000	Mead Corp. (The), 7.550%, 3/01/2047	224,060
200,000	Westvaco Corp., 8.200%, 1/15/2030	227,391

		2,261,156

	Pipelines – 1.2%
635,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	724,198
200,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	249,705
800,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	853,405
965,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	952,629
2,000,000	NiSource Finance Corp., 6.125%, 3/01/2022	2,302,526
810,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	925,726

		6,008,189

	Property & Casualty Insurance – 2.1%
1,695,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	1,942,495
2,465,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	2,708,300
60,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	33,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Property & Casualty Insurance – continued
$ 800,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	$733,454
150,000	Progressive Corp., 7.000%, 10/01/2013	162,362
220,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	230,747
805,000	Willis North America, Inc., 7.000%, 9/29/2019	896,099
2,015,000	XL Group PLC, 6.250%, 5/15/2027	2,041,866
1,595,000	XL Group PLC, 6.375%, 11/15/2024	1,676,753

		10,425,676

	Railroads – 0.0%
190,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	136,800

	REITs - Apartments – 0.0%
30,000	ERP Operating LP, 5. 125%, 3/15/2016	32,143
115,000	ERP Operating LP, 5.750%, 6/15/2017	127,505

		159,648

	REITs - Office Property – 0.3%
80,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	84,615
1,075,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	1,210,634

		1,295,249

	REITs - Shopping Centers – 0.5%
1,000,000	Equity One, Inc., 6.000%, 9/15/2017	1,042,020
1,350,000	Federal Realty Investment Trust, 5.650%, 6/01/2016	1,457,950

		2,499,970

	REITs - Single Tenant – 0.1%
95,000	Realty Income Corp., 5.750%, 1/15/2021	103,374
405,000	Realty Income Corp., 6.750%, 8/15/2019	461,686

		565,060

	REITs - Warehouse/Industrials – 0.3%
55,000	ProLogis LP, 5.625%, 11/15/2015	58,496
240,000	ProLogis LP, 5.625%, 11/15/2016	253,400
265,000	ProLogis LP, 5.750%, 4/01/2016	280,387

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs - Warehouse/Industrials – continued
$ 785,000	ProLogis LP, 7.375%, 10/30/2019	$886,884

		1,479,167

	Restaurants – 0.1%
610,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	624,426

	Retailers – 0.7%
118,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	98,677
2,803,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	3,256,251

		3,354,928

	Sovereigns – 0.8%
3,100,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	2,945,000
42,740,000	Republic of Iceland, 4.250%, 8/24/2012, (ISK)	206,282
101,800,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	511,447

		3,662,729

	Supranational – 2.1%
4,000,000	European Bank for Reconstruction & Development, GMTN, 9.250%, 9/10/2012, (BRL)	2,160,654
45,300,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013, (IDR)	4,432,331
4,375,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	3,739,793

		10,332,778

	Technology – 2.0%
210,000	Corning, Inc., 6.850%, 3/01/2029	254,808
810,000	Corning, Inc., 7.000%, 5/15/2024	1,043,038
3,565,000	Corning, Inc., 7.250%, 8/15/2036	4,300,666
3,550,000	Ingram Micro, Inc., 5.250%, 9/01/2017	3,656,812
49,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	50,607
400,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	481,702

		9,787,633

	Tobacco – 0.2%
735,000	Reynolds American, Inc., 6.750%, 6/15/2017	835,422
195,000	Reynolds American, Inc., 7.250%, 6/15/2037	226,194

		1,061,616

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Transportation Services – 0.6%
$ 100,000		APL Ltd., 8.000%, 1/15/2024(b)	$65,000
1,903,833		Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	1,789,603
945,000		Erac USA Finance Co., 6.700%, 6/01/2034, 144A	1,068,339

			2,922,942

		Treasuries – 14.6%
135,000		Canadian Government, 1.750%, 3/01/2013, (CAD)	133,691
31,580,000		Canadian Government, 3.750%, 6/01/2019, (CAD)	35,464,766
1,000,000		Canadian Government, 4.000%, 6/01/2016, (CAD)	1,097,325
7,935,000		Canadian Government, 5.250%, 6/01/2012, (CAD)	7,927,600
160,653		Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	37,691
60,000		Hellenic Republic Government Bond, 4.500%, 9/20/2037, (EUR)	15,399
50,000		Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	14,206
2,410,000		Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	683,061
1,850,000		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	1,892,696
975,000		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	974,624
125,000		Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	130,999
1,750,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	1,783,118
50,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	51,000
50,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	53,440
50,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	55,371
140,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	1,124,070
5,460,000		New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	4,466,433
23,620,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	4,405,412
57,675,000		Norwegian Government, 6.500%, 5/15/2013, (NOK)	10,306,350
400,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	258,695
100,000		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	68,204
64,745,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	325,739

			71,269,890

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – 0.2%
$ 510,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	$492,150
70,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	64,050
35,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	34,825
234,000	Sprint Capital Corp., 6.875%, 11/15/2028	167,017
120,000	Sprint Capital Corp., 6.900%, 5/01/2019	98,700
366,000	Sprint Nextel Corp., 6.000%, 12/01/2016	303,780

		1,160,522

	Wirelines – 3.9%
1,310,000	AT&T Corp., 6.500%, 3/15/2029	1,566,218
2,000,000	BellSouth Telecommunications, Inc., 5.850%, 11/15/2045	2,118,366
2,870,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,875,287
245,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	228,389
2,265,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,222,565
1,220,000	Embarq Corp., 7.995%, 6/01/2036	1,264,149
500,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	493,519
2,875,000	Qwest Corp., 6.875%, 9/15/2033	2,855,709
195,000	Qwest Corp., 7.500%, 6/15/2023	195,058
1,880,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,393,029
250,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	261,348
2,170,000	Verizon New England, Inc., 7.875%, 11/15/2029	2,635,263
695,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	743,693

		18,852,593

	Total Non-Convertible Bonds (Identified Cost $357,271,606)	399,745,577

Convertible Bonds – 3.9%

	Automotive – 0.3%
1,035,000	Ford Motor Co., 4.250%, 11/15/2016	1,483,931

	Life Insurance – 1.6%
8,595,000	Old Republic International Corp., 3.750%, 3/15/2018	7,552,856

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Technology – 2.0%
$ 3,505,000	Intel Corp., 2.950%, 12/15/2035	$3,649,582
4,700,000	Intel Corp., 3.250%, 8/01/2039	5,886,750
360,000	Lam Research Corp., 1.250%, 5/15/2018, 144A	337,500
40,000	Micron Technology, Inc., 1.875%, 6/01/2014	38,200

		9,912,032

	Total Convertible Bonds (Identified Cost $18,122,646)	18,948,819

Municipals – 0.8%

	Illinois – 0.2%
1,105,000	State of Illinois, 5.100%, 6/01/2033	1,002,942

	Michigan – 0.1%
1,040,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(b)	761,935

	Ohio – 0.1%
750,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(b)	537,360

	Virginia – 0.4%
2,815,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(b)	1,766,188

	Total Municipals (Identified Cost $5,410,415)	4,068,425

	Total Bonds and Notes (Identified Cost $380,804,667)	422,762,821

Shares
Common Stocks – 1.7%

	Biotechnology – 0.1%
13,708	Vertex Pharmaceuticals, Inc.(e)	455,243

	Chemicals – 0.5%
31,080	PPG Industries, Inc.	2,594,869

	Oil, Gas & Consumable Fuels – 1.1%
81,779	Repsol YPF S.A., Sponsored ADR	2,495,077
34,819	Royal Dutch Shell PLC, ADR	2,544,921

		5,039,998

	Total Common Stocks (Identified Cost $6,851,342)	8,090,110

Shares	Description	Value (†)
Preferred Stocks – 1.4%

Non-Convertible Preferred Stocks – 0.7%

	Electric – 0.1%
263	Connecticut Light & Power Co., 2.200%	$11,827
150	MDU Resources Group, Inc., 5.100%	14,695
100	San Diego Gas & Electric Co., 4.500%	2,100
3,160	Union Electric Co., 4.500%	273,340

		301,962

	Government Sponsored – 0.6%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(f)	3,154,688

	Non-Captive Diversified – 0.0%
161	Ally Financial, Inc., Series G, 7.000%, 144A	115,412

	Total Non-Convertible Preferred Stocks (Identified Cost $3,228,421)	3,572,062

Convertible Preferred Stocks – 0.7%

	Banking – 0.4%
940	Bank of America Corp., Series L, 7.250%	740,739
25,000	Sovereign Capital Trust IV, 4.375%	1,187,500

		1,928,239

	Consumer Products – 0.3%
33,050	Newell Financial Trust I, 5.250%	1,396,362

	Total Convertible Preferred Stocks (Identified Cost $2,578,145)	3,324,601

	Total Preferred Stocks (Identified Cost $5,806,566)	6,896,663

Principal Amount (‡)

Short-Term Investments – 8.7%
$ 42,493,188	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011 at 0.000% to be repurchased at $42,493,188 on 1/03/2012 collateralized by $43,455,000 Federal Home Loan Mortgage Corp., 0.625% due 6/29/2014 valued at $43,346,363 including accrued interest(g) (Identified Cost $42,493,188)	42,493,188

	Total Investments – 98.6% (Identified Cost $435,955,763)(a)	480,242,782
	Other assets less liabilities – 1.4%	7,041,307

	Net Assets – 100.0%	$487,284,089

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.
Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.
Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.
Investments in other open-end investment companies are valued at their net asset value each day.
Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.
The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2011, the net unrealized appreciation on investments based on a cost of $438,334,888 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$53,279,760
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,371,866)

Net unrealized appreciation	$41,907,894

(b)	Illiquid security. At December 31, 2011, the value of these securities amounted to $5,887,667 or 1.2% of net assets.
(c)	Variable rate security. Rate as of December 31, 2011 is disclosed.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Non-income producing security.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of Rule 144A holdings amounted to $81,618,690 or 16.7% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
DIP	Debtor In Possession
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association

MTN Medium	Term Note
REITs Real	Estate Investment Trusts
REMIC Real	Estate Mortgage Investment Conduit
AUD Australian	Dollar
BRL Brazilian	Real
CAD Canadian	Dollar
EUR Euro
GBP British	Pound
IDR Indonesian	Rupiah
ISK Icelandic	Krona
KRW South	Korean Won
MXN Mexican	Peso
NOK Norwegian	Krone
NZD New	Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Treasuries	$—	$70,557,224	$712,667	$71,269,890
All Other Non-Convertible Bonds*	—	328,475,687	—	328,475,687
Total Non-Convertible Bonds	—	399,032,911	712,667	399,745,577
Convertible Bonds*	—	18,948,819	—	18,948,819
Municipals*	—	4,068,425	—	4,068,425
Total Bonds and Notes	—	422,050,155	712,667	422,762,821
Common Stocks*	8,090,110	—	—	8,090,110
Preferred Stocks
Non-Convertible Preferred Stocks
Electric	275,440	26,522	—	301,962
Government Sponsored	—	3,154,688	—	3,154,688
Non-Captive Diversified	—	115,411	—	115,412
Total Non-Convertible Preferred Stocks	275,440	3,296,621	—	3,572,062
Convertible Preferred Stocks
Banking	740,739	1,187,500	—	1,928,239
Consumer Products	—	1,396,362	—	1,396,362
Total Convertible Preferred Stocks	740,739	2,583,862	—	3,324,601
Total Preferred Stocks	1,016,179	5,880,484	—	6,896,663
Short-Term Investments	—	42,493,188	—	42,493,188
Total	$9,106,289	$470,423,826	$712,667	$480,242,782

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2011
Bonds and Notes
Non-Convertible Bonds Treasuries	$27,508	$14,073	$—	$(371,396)	$—	$—	$1,042,482	$—	$712,667	$(371,396)
Preferred Stocks
Non-Convertible Preferred Stocks
Non-Captive Diversified	96,600	—	—	—	—	—	—	(96,600)	—	—
Total	$24,108	$14,073	$—	$(371,396)	$—	$—	$1,042,482	$(96,600)	$712,667	$(371,396)

Debt securities valued at $1,042,482 were transferred from Level 2 to Level 3 during the period ended December 31, 2011. At September 30, 2011, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service; at December 31, 2011, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund.

A preferred stock valued at $96,600 was transferred from Level 3 to Level 2 during the period ended December 31, 2011. At September 30, 2011, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at December 31, 2011, this security was valued on the basis of evaluated bids furnished to the Fund by a pricing service.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2011 (Unaudited)

Treasuries	14.6%
Banking	10.3
Commercial Mortgage-Backed Securities	5.7
Airlines	4.1
Technology	4.0
Wirelines	3.9
Life Insurance	3.7
Non-Captive Diversified	3.7
Local Authorities	3.0
Electric	2.5
Property & Casualty Insurance	2.1
Supranational	2.1
ABS Other	2.1
Healthcare	2.0
Other Investments, less than 2% each	26.1
Short-Term Investments	8.7

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

Currency Exposure at December 31, 2011 (Unaudited)

United States Dollar	73.3%
Canadian Dollar	9.4
New Zealand Dollar	4.3
Australian Dollar	3.4
Norwegian Krone	3.0
Other, less than 2% each	5.2

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 118.9% of Net Assets

	ABS Car Loan – 10.3%
$ 7,250,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	$7,327,911
2,400,000	AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A3, 1.270%, 4/08/2015	2,402,568
2,455,000	AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A3, 1.390%, 9/08/2015	2,453,496
1,077,577	ARI Fleet Lease Trust, Series 2010-A, Class A, 1.728%, 8/15/2018, 144A(b)	1,077,567
5,300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2009-1A, Class A, 9.310%, 10/20/2013, 144A	5,521,516
4,235,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	4,505,993
368,164	Capital One Auto Finance Trust, Series 2007-C, Class A4, 5.230%, 7/15/2014	368,814
606,830	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	635,632
8,170,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	8,274,595
9,000,000	FUEL Trust, Series 2011-1, 4.207%, 10/15/2022, 144A	9,076,401
2,740,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A1, 4.260%, 3/25/2014, 144A	2,804,889
3,190,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.290%, 3/25/2016, 144A	3,453,517
2,440,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class B2, 5.930%, 3/25/2016, 144A	2,605,855
3,000,000	Hyundai Auto Receivables Trust, Series 2011-B, Class A4, 1.650%, 2/15/2017	3,046,025
1,305,000	Merrill Auto Trust Securitization Asset, Series 2008-1, Class B, 6.750%, 4/15/2015	1,326,611
5,350,000	Santander Drive Auto Receivables Trust, Series 2011-1, Class A3, 1.280%, 1/15/2015	5,343,588
6,796,421	Santander Drive Auto Receivables Trust, Series 2011-S1A, Class D, 3.100%, 5/15/2017, 144A	6,736,952
2,536,107	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class D, 3.350%, 6/15/2017, 144A	2,498,065

		69,459,995

	ABS Credit Card – 4.8%
11,410,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 3.028%, 8/15/2018, 144A(b)	11,969,163
2,815,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	3,081,265
4,975,000	GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, 4.470%, 3/15/2020	5,610,812
1,520,000	World Financial Network Credit Card Master Trust, Series 2006-A, Class A, 0.408%, 2/15/2017, 144A(b)	1,505,752
9,695,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	10,345,347

		32,512,339

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Home Equity – 0.4%
$ 524,326	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	$494,206
1,436,740	Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035	996,940
1,979,229	Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A3, 0.444%, 7/25/2036(b)	1,185,322

		2,676,468

	ABS Other – 3.8%
5,612,868	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	5,646,240
3,180,000	GE Dealer Floorplan Master Note Trust, Series 2011-1, Class A, 0.885%, 7/20/2016(b)	3,175,894
950,447	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	970,880
2,843,400	Premium Yield Facility, Series 2010-A, 6.080%, 2/20/2026, 144A(c)	2,888,611
2,203,622	Sierra Receivables Funding Co., Series 20011-3A, Class A, 3.370%, 7/20/2028, 144A	2,190,697
1,231,990	Sierra Receivables Funding Co., Series 2007-1A, Class A2, 0.435%, 3/20/2019, 144A(b)	1,179,231
173,783	Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A	174,084
875,334	Sierra Receivables Funding Co., Series 2010-1A, Class A1, 4.480%, 7/20/2026, 144A	902,075
1,496,019	Sierra Receivables Funding Co., Series 2010-2A, Class A, 3.840%, 11/20/2025, 144A	1,527,435
1,679,566	Sierra Receivables Funding Co., Series 2010-3A, Class A, 3.510%, 11/20/2025, 144A	1,695,984
5,135,252	Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 2.778%, 7/15/2041, 144A(b)	5,135,192

		25,486,323

	ABS Student Loan – 3.0%
4,900,000	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 1.322%, 7/01/2024(b)	4,788,669
15,565,000	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.418%, 7/25/2025(b)	15,139,764

		19,928,433

	Collateralized Mortgage Obligations – 24.3%
960,645	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.500%, 6/25/2036	501,908
576,233	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.289%, 7/25/2021(b)	423,610
459,818	Countrywide Home Loans, Series 2004-HYB5, Class 6A2, 2.667%, 4/20/2035(b)	139,230
502,165	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(d)	564,229
729,884	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(d)(e)	145,804
6,500,000	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019(d)	7,218,716
2,797,000	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(d)	3,297,789
10,510,000	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020(d)	11,389,656

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$ 6,689,343	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 5.317%, 6/15/2048(b)(d)(e)	$6,733,879
6,798,059	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 5.247%, 12/15/2036 (b)(e)	7,045,082
5,046,461	Federal National Mortgage Association, REMIC, Series 2003-26, Class OI, 5.500%, 11/25/2032(d)(e)	515,155
1,908,964	Federal National Mortgage Association, REMIC, Series 2004-1, Class CK, 5.500%, 11/25/2031(d)	1,934,611
1,000,000	Federal National Mortgage Association, REMIC, Series 2008-35, Class CD, 4.500%, 5/25/2023(d)	1,127,407
10,000,000	Federal National Mortgage Association, REMIC, Series 2008-42, Class AY, 5.000%, 5/25/2023(d)	11,221,666
12,037,346	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 4.965%, 8/25/2038(b)(d)	12,291,829
3,180,273	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 5.579%, 3/25/2039(b)(d)	3,407,862
639,279	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/01/2033(d)(e)	156,556
3,940,881	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 8/01/2033(d)(e)	728,234
856,051	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 8/01/2033(d)(e)	120,445
9,655,898	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/01/2035(d)(e)	1,430,044
3,880,529	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/01/2035(d)(e)	682,561
3,487,256	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/01/2036(d)(e)	608,324
6,837,949	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/01/2036(d)(e)	1,263,264
2,461,539	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/01/2036(d)(e)	351,555
3,034,436	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/01/2036(d)(e)	434,479
3,550,772	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/01/2037(d)(e)	508,820
3,028,159	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(d)(e)	461,018
1,390,508	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(d)(e)	237,945
2,524,435	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(d)(e)	354,573
652,359	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/01/2038(d)(e)	101,636
12,029,802	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(d)(e)	1,793,493
4,211,222	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(d)(e)	721,472
2,713,831	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(d)(e)	503,025
4,659,835	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(d)(e)	580,197
2,295,213	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(d)(e)	328,074
11,745,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(d)	13,109,581

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$ 9,616,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(d)	$10,572,455
16,860,000	FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2, 3.154%, 2/25/2018(d)	17,755,097
2,670,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018(d)	2,745,203
26,600,000	FHLMC Multifamily Structured Pass Through Certificates, Series KAIV, Class A2, 3.989%, 6/25/2046(d)	29,397,389
3,700,456	First Horizon Alternative Mortgage Securities, Series 2006-AA3, Class A1, 2.328%, 6/25/2036(b)	1,734,974
635,899	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.496%, 7/25/2035(b)	547,048
362,432	Residential Accredit Loans, Inc., Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021	320,622
1,508,329	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021	1,292,022
80,347	Residential Accredit Loans, Inc., Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021	68,394
7,940,381	Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 2.647%, 11/25/2036(b)	5,714,057
498,145	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 2.687%, 3/25/2035(b)	448,997

		163,029,987

	Commercial Mortgage-Backed Securities – 31.2%
189,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.366%, 9/10/2047(b)	209,032
350,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.921%, 5/10/2045(b)	391,791
140,912	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.522%, 7/10/2046	140,862
6,017,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	6,494,960
3,520,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	3,706,637
1,200,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.904%, 6/11/2040(b)	1,313,773
7,500,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.431%, 10/15/2049	8,330,497
8,870,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	9,407,992
250,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.942%, 6/10/2046(b)	276,062
4,860,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, 6.009%, 6/15/2038(b)	5,405,861
5,250,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	5,557,535
7,038,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.902%, 6/15/2039(b)	7,388,633
5,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.987%, 9/15/2039(b)	5,224,035

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Commercial Mortgage-Backed Securities – continued
$11,163,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	$11,646,771
1,508,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.413%, 2/15/2041(b)	1,625,633
6,600,000	Extended Stay America Trust, Series 2010-ESHA, Class B, 4.221%, 11/05/2027, 144A	6,625,106
13,700,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	14,779,272
8,745,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	9,465,466
125,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/2038	133,846
272,191	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.506%, 4/10/2038	273,991
6,730,000	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.553%, 4/10/2038	7,317,092
7,500,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	8,234,272
12,500,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.984%, 8/10/2045(b)	13,574,825
7,980,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/2043	8,631,312
3,200,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,429,798
2,580,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.930%, 2/12/2049(b)	2,791,410
7,585,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	8,199,772
102,846	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030	103,296
2,440,000	LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.661%, 3/15/2039	2,682,114
7,500,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.347%, 11/15/2038	8,031,743
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.607%, 2/12/2039(b)	1,100,156
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4, 5.414%, 7/12/2046	1,100,925
4,700,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	4,861,943
7,525,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	7,914,825
6,730,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	7,162,907
245,009	Morgan Stanley Capital I, Series 2006-T23, Class A2, 5.920%, 8/12/2041(b)	247,029
9,130,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	9,666,963
7,381,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 6.075%, 6/11/2049(b)	8,114,133
4,912	Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2, 4.380%, 10/15/2041	4,909

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Commercial Mortgage-Backed Securities – continued
$ 7,600,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.418%, 1/15/2045	$8,279,493

		209,846,672

	Hybrid ARMs – 8.3%
206,076	FHLMC, 2.397%, 1/01/2035(b)(d)	217,004
2,922,715	FHLMC, 2.473%, 5/01/2037(b)(d)	3,081,620
2,291,838	FHLMC, 2.492%, 4/01/2035(b)(d)	2,415,106
5,004,912	FHLMC, 2.646%, 6/01/2035(b)(d)	5,270,647
4,003,068	FHLMC, 3.328%, 11/01/2036(b)(d)	4,227,138
975,070	FHLMC, 5.068%, 1/01/2036(b)(d)	1,044,951
2,785,679	FHLMC, 5.918%, 2/01/2037(b)(d)	2,913,776
1,788,050	FHLMC, 6.009%, 11/01/2036(b)(d)	1,913,558
2,399,034	FNMA, 2.372%, 9/01/2034(b)(d)	2,511,242
1,129,445	FNMA, 2.645%, 9/01/2036(b)(d)	1,202,571
8,665,895	FNMA, 4.955%, 8/01/2038(b)(d)	9,246,098
1,282,089	FNMA, 5.307%, 10/01/2035(b)(d)	1,380,936
17,841,923	FNMA, 5.786%, 9/01/2037(b)(d)	19,239,768
1,384,501	FNMA, 5.918%, 2/01/2037(b)(d)	1,470,215

		56,134,630

	Mortgage Related – 32.8%
13,163,033	FHLMC, 4.000%, 11/01/2041(d)	13,827,687
1,777,077	FHLMC, 5.000%, with various maturities from 2023 to 2036(d)(f)	1,912,403
7,521,193	FHLMC, 5.500%, with various maturities from 2034 to 2038(d)(f)	8,182,039
4,748,253	FHLMC, 6.000%, 10/01/2036(d)	5,253,665
26,700,000	FHLMC (TBA), 4.500%, 1/01/2042(g)	28,289,483
33,000,000	FHLMC (TBA), 5.000%, 1/01/2042(g)	35,459,530
34,000,000	FHLMC (TBA), 5.500%, 1/01/2042(g)	36,890,000
21,295,000	FHLMC (TBA), 6.000%, 1/01/2042(g)	23,384,572

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$ 997,291	FNMA, 4.000%, 11/01/2041(d)	$1,051,543
12,128,719	FNMA, 4.500%, 6/01/2038(d)	12,939,583
4,455,850	FNMA, 5.000%, 2/01/2038(d)	4,818,741
8,906,411	FNMA, 5.500%, with various maturities from 2034 to 2038(d)(f)	9,780,014
4,565,223	FNMA, 6.000%, with various maturities from 2034 to 2037(d)(f)	5,068,234
14,241	FNMA, 7.000%, 12/01/2037(d)	16,265
6,250,000	FNMA (TBA), 3.000%, 1/01/2027(g)	6,454,101
6,250,000	FNMA (TBA), 3.000%, 2/01/2027(g)	6,434,570
1,781,766	GNMA, 4.500%, 9/20/2060	1,947,112
13,000,000	GNMA, 4.670%, 12/20/2061	14,267,500
902,446	GNMA, 5.500%, with various maturities in 2059(d)(f)	982,186
46,163	GNMA, 6.000%, 6/15/2036(d)	52,378
2,989,237	GNMA, 6.514%, 5/20/2061(d)	3,355,900

		220,367,506

	Total Bonds and Notes (Identified Cost $773,282,619)	799,442,353

Short-Term Investments – 0.5%
2,543,508	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011 at 0.000% to be repurchased at $2,543,508 on 1/03/2011 collateralized by $2,600,000 Federal Home Loan Mortgage Corp., 0.625% due 12/23/2013 valued at $2,596,750 including accrued interest(h)	2,543,508
500,000	U.S. Treasury Bill, 0.005%, 3/15/2012 (i)(j)	499,980

	Total Short-Term Investments (Identified Cost $3,043,503)	3,043,488

	Total Investments – 119.4% (Identified Cost $776,326,122)(a)	802,485,841
	Other assets less liabilities – (19.4)%	(130,239,170)

	Net Assets – 100.0%	$672,246,671

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.
Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.
Futures contracts are valued at their most recent settlement price.
Investments in other open-end investment companies are valued at their net asset value each day.
Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.
The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
At December 31, 2011, the net unrealized appreciation on investments based on a cost of $776,326,122 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$34,896,782
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,737,063)

Net unrealized appreciation	$26,159,719

(b)	Variable rate security. Rate as of December 31, 2011 is disclosed.
(c)	Illiquid security. At December 31, 2011, the value of this security amounted to $2,888,611 or 0.4% of net assets.
(d)	All or a portion of this security has been designated to cover the Fund’s obligations under open futures contracts or TBA transactions.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Fund’s commitment. No interest accrues to the Fund until the transaction settles.
Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
(h)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

(i)	All or a portion of this security has been pledged as initial margin for open futures contracts.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of Rule 144A holdings amounted to $92,682,697 or 13.8% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced.

At December 31, 2011, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	03/30/2012	151	$18,611,930	$(68,698)
10 Year U.S. Treasury Note	03/21/2012	98	12,850,250	(112,726)

Total				$(181,424)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 —prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 —prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Other	$—	$22,597,712	$2,888,611	$25,486,323
Mortage Related		206,100,006	14,267,500	220,367,506
All Other Bonds and Notes*	—	553,588,524	—	553,588,524
Total Bonds and Notes	—	782,286,242	17,156,111	799,442,353
Short-Term Investments	—	3,043,488	—	3,043,488
Total	$—	$785,329,730	$17,156,111	$802,485,841

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(181,424)	$—	$—	$(181,424)

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2011
Bonds and Notes
ABS Other	$3,125,850	$—	$—	$45,210	$—	$(282,449)	$—	$—	$2,888,611	$45,210
Mortgage Related	—	—	—	59,922	14,207,578	—	—	—	14,267,500	59,922
Total	$3,125,850	$—	$—	$105,132	$14,207,578	$(282,449)	$—	$—	$17,156,111	$105,132

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended December 31, 2011, the Fund used futures contracts for hedging purposes and to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2011:

Liability Derivatives	Interest Rate Contracts
Futures (unrealized depreciation)	$(181,424)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at December 31, 2011 (Unaudited)

Mortgage Related	32.8%
Commercial Mortgage-Backed Securities	31.2
Collateralized Mortgage Obligations	24.3
ABS Car Loan	10.3
Hybrid ARMs	8.3
ABS Credit Card	4.8
ABS Other	3.8

ABS Student Loan	3.0
Other Investments, less than 2% each	0.4
Short-Term Investments	0.5

Total Investments	119.4
Other assets less liabilities (including open futures contracts)	(19.4)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 97.4% of Net Assets

	Auto Components – 1.2%
534,579	Dana Holding Corp.(b)	$6,495,135
172,744	Tenneco, Inc.(b)	5,144,316

		11,639,451

	Building Products – 1.0%
147,180	Armstrong World Industries, Inc.(b)	6,456,786
376,559	Griffon Corp.	3,437,984

		9,894,770

	Capital Markets – 1.7%
777,711	Fifth Street Finance Corp.	7,442,694
269,619	Stifel Financial Corp.(b)	8,641,289

		16,083,983

	Chemicals – 3.6%
641,476	Ferro Corp.(b)	3,136,818
174,275	Koppers Holdings, Inc.	5,988,089
97,033	Minerals Technologies, Inc.	5,485,276
282,814	Olin Corp.	5,557,295
261,808	WR Grace & Co.(b)	12,022,223
156,602	Zep, Inc.	2,189,296

		34,378,997

	Commercial Banks – 8.2%
587,102	BancorpSouth, Inc.	6,469,864
618,248	Cathay General Bancorp	9,230,443
181,773	City National Corp.	8,030,731
495,700	CVB Financial Corp.	4,971,871
556,621	First Financial Bancorp	9,262,173
160,056	IBERIABANK Corp.	7,890,761
246,925	Pinnacle Financial Partners, Inc.(b)	3,987,839
2,604,324	Popular, Inc.(b)	3,620,010
183,036	Prosperity Bancshares, Inc.	7,385,503
147,680	Signature Bank(b)	8,859,323
299,455	Wintrust Financial Corp.	8,399,713

		78,108,231

	Commercial Services & Supplies – 4.5%
351,957	KAR Auction Services, Inc.(b)	4,751,419
336,098	McGrath Rentcorp	9,743,481
438,131	Rollins, Inc.	9,735,271
406,373	Standard Parking Corp.(b)	7,261,886
130,259	Team, Inc.(b)	3,875,205
247,808	Waste Connections, Inc.	8,212,357

		43,579,619

	Communications Equipment – 1.9%
163,343	ADTRAN, Inc.	4,926,425
318,695	Brocade Communications Systems, Inc.(b)	1,654,027
853,097	Harmonic, Inc.(b)	4,299,609

Shares	Description	Value (†)
Common Stocks – continued

	Communications Equipment – continued
205,280	NETGEAR, Inc.(b)	$6,891,249

		17,771,310

	Computers & Peripherals – 0.4%
256,240	QLogic Corp.(b)	3,843,600

	Construction & Engineering – 0.3%
168,632	MYR Group, Inc.(b)	3,227,616

	Consumer Finance – 1.9%
182,778	Cash America International, Inc.	8,522,938
547,970	DFC Global Corp.(b)	9,896,338

		18,419,276

	Distributors – 0.5%
109,064	Core-Mark Holding Co., Inc.	4,318,934

	Diversified Financial Services – 1.0%
284,190	MarketAxess Holdings, Inc.	8,556,961
109,564	PHH Corp.(b)	1,172,335

		9,729,296

	Electric Utilities – 2.1%
178,898	ALLETE, Inc.	7,510,138
64,124	ITC Holdings Corp.	4,865,729
224,693	UIL Holdings Corp.	7,947,392

		20,323,259

	Electrical Equipment – 3.9%
151,992	AZZ, Inc.	6,906,516
116,295	Belden, Inc.	3,870,298
287,466	EnerSys(b)	7,465,492
130,525	Global Power Equipment Group, Inc.(b)	3,099,969
357,614	II-VI, Inc.(b)	6,565,793
169,536	Thomas & Betts Corp.(b)	9,256,666

		37,164,734

	Electronic Equipment, Instruments & Components – 4.2%
128,938	Cognex Corp.	4,614,691
359,931	GSI Group, Inc.(b)	3,682,094
168,298	Littelfuse, Inc.	7,233,448
411,180	Methode Electronics, Inc.	3,408,682
246,260	Rofin-Sinar Technologies, Inc.(b)	5,627,041
122,746	Rogers Corp.(b)	4,524,418
278,194	ScanSource, Inc.(b)	10,014,984
127,627	TTM Technologies, Inc.(b)	1,398,792

		40,504,150

	Energy Equipment & Services – 2.6%
289,873	Helix Energy Solutions Group, Inc.(b)	4,579,994
120,001	Lufkin Industries, Inc.	8,077,267
269,710	Oceaneering International, Inc.	12,441,722

		25,098,983

Shares	Description	Value (†)
Common Stocks – continued

	Food & Staples Retailing – 1.4%
106,486	Casey’s General Stores, Inc.	$5,485,094
410,633	Spartan Stores, Inc.	7,596,710

		13,081,804

	Food Products – 2.3%
112,798	Corn Products International, Inc.	5,932,047
369,850	Darling International, Inc.(b)	4,915,307
100,125	Fresh Del Monte Produce, Inc.	2,504,126
168,066	J & J Snack Foods Corp.	8,954,556

		22,306,036

	Gas Utilities – 0.6%
209,629	UGI Corp.	6,163,093

	Health Care Equipment & Supplies – 1.0%
155,947	SurModics, Inc.(b)	2,286,183
112,062	Teleflex, Inc.	6,868,280

		9,154,463

	Health Care Providers & Services – 2.4%
193,953	Hanger Orthopedic Group, Inc.(b)	3,624,982
116,531	MEDNAX, Inc.(b)	8,391,397
206,504	WellCare Health Plans, Inc.(b)	10,841,460

		22,857,839

	Hotels, Restaurants & Leisure – 3.0%
107,958	Churchill Downs, Inc.	5,627,851
89,415	Cracker Barrel Old Country Store, Inc.	4,507,410
325,838	Marriott Vacations Worldwide Corp.(b)	5,591,380
113,080	Six Flags Entertainment Corp.	4,663,419
222,622	Wyndham Worldwide Corp.	8,421,790

		28,811,850

	Household Durables – 1.3%
163,170	Jarden Corp.	4,875,519
405,244	La-Z-Boy, Inc.(b)	4,822,404
117,495	Leggett & Platt, Inc.	2,707,085

		12,405,008

	Industrial Conglomerates – 0.8%
120,473	Raven Industries, Inc.	7,457,279

	Insurance – 3.5%
446,540	Employers Holdings, Inc.	8,077,909
326,467	HCC Insurance Holdings, Inc.	8,977,842
108,309	ProAssurance Corp.	8,645,224
156,558	Reinsurance Group of America, Inc., Class A	8,180,156

		33,881,131

	Internet & Catalog Retail – 0.5%
127,655	HSN, Inc.	4,628,770

	Internet Software & Services – 1.0%
144,398	IAC/InterActiveCorp	6,151,355

Shares	Description	Value (†)
Common Stocks – continued

	Internet Software & Services – continued
341,227	Perficient, Inc.(b)	$3,415,682

		9,567,037

	IT Services – 2.4%
464,585	Convergys Corp.(b)	5,932,751
303,088	Euronet Worldwide, Inc.(b)	5,601,066
215,207	Wright Express Corp.(b)	11,681,436

		23,215,253

	Leisure Equipment & Products – 0.3%
554,470	Callaway Golf Co.	3,066,219

	Machinery – 4.8%
172,663	Actuant Corp., Class A	3,917,724
146,584	Alamo Group, Inc.	3,947,507
404,916	Albany International Corp., Class A	9,361,658
443,446	Altra Holdings, Inc.(b)	8,350,088
308,158	Commercial Vehicle Group, Inc.(b)	2,785,748
185,466	John Bean Technologies Corp.	2,850,612
54,759	Middleby Corp. (The)(b)	5,149,536
139,684	RBC Bearings, Inc.(b)	5,824,823
49,107	Wabtec Corp.	3,435,035

		45,622,731

	Marine – 0.8%
121,016	Kirby Corp.(b)	7,967,693

	Media – 2.1%
137,892	Arbitron, Inc.	4,744,864
186,322	John Wiley & Sons, Inc., Class A	8,272,697
90,584	Liberty Media Corp. - Liberty Capital, Class A(b)	7,070,081

		20,087,642

	Metals & Mining – 2.1%
102,828	Haynes International, Inc.	5,614,409
560,885	Horsehead Holding Corp.(b)	5,053,574
154,083	Reliance Steel & Aluminum Co.	7,502,301
208,812	SunCoke Energy, Inc.(b)	2,338,694

		20,508,978

	Multi Utilities – 0.4%
96,223	NorthWestern Corp.	3,443,821

	Multiline Retail – 0.7%
486,031	Fred’s, Inc. Class A	7,086,332

	Oil, Gas & Consumable Fuels – 2.0%
109,369	Berry Petroleum Co., Class A	4,595,685
349,136	Cloud Peak Energy, Inc.(b)	6,745,308
506,035	Energy Partners Ltd.(b)	7,388,111

		18,729,104

	Paper & Forest Products – 0.4%
67,695	Deltic Timber Corp.	4,088,101

Shares	Description	Value (†)
Common Stocks – continued

	Pharmaceuticals – 0.9%
287,573	Impax Laboratories, Inc.(b)	$5,800,347
296,279	Obagi Medical Products, Inc.(b)	3,010,195

		8,810,542

	REITs - Apartments – 3.6%
277,338	American Campus Communities, Inc.	11,637,103
124,279	Home Properties, Inc.	7,154,742
133,984	Mid-America Apartment Communities, Inc.	8,380,699
309,208	UDR, Inc.	7,761,121

		34,933,665

	REITs - Diversified – 1.5%
364,429	DuPont Fabros Technology, Inc.	8,826,471
185,220	Potlatch Corp.	5,762,194

		14,588,665

	REITs - Healthcare – 0.9%
427,396	Omega Healthcare Investors, Inc.	8,270,113

	REITs - Hotels – 0.8%
1,629,443	Hersha Hospitality Trust	7,951,682

	REITs - Office Property – 1.0%
532,268	BioMed Realty Trust, Inc.	9,623,405

	REITs - Single Tenant – 0.8%
290,796	National Retail Properties, Inc.	7,671,198

	REITs - Storage – 1.7%
776,343	CubeSmart	8,260,290
180,366	Sovran Self Storage, Inc.	7,696,217

		15,956,507

	Road & Rail – 2.1%
121,198	Genesee & Wyoming, Inc., Class A(b)	7,342,175
218,510	Old Dominion Freight Line, Inc.(b)	8,856,210
163,188	Werner Enterprises, Inc.	3,932,831

		20,131,216

	Semiconductors & Semiconductor Equipment – 2.0%
965,558	Lattice Semiconductor Corp.(b)	5,735,415
278,294	Semtech Corp.(b)	6,907,257
476,419	Teradyne, Inc.(b)	6,493,591

		19,136,263

	Software – 2.0%
322,712	Monotype Imaging Holdings, Inc.(b)	5,031,080
320,750	Progress Software Corp.(b)	6,206,512
420,295	SS&C Technologies Holdings, Inc.(b)	7,590,528

		18,828,120

	Specialty Retail – 3.7%
131,282	Genesco, Inc.(b)	8,105,351
1,077,563	Hot Topic, Inc.	7,122,691
219,819	RadioShack Corp.	2,134,443

Shares	Description	Value (†)
Common Stocks – continued

	Specialty Retail – continued
175,920	Rent-A-Center, Inc.	$6,509,040
554,071	Sally Beauty Holdings, Inc.(b)	11,707,520

		35,579,045

	Textiles, Apparel & Luxury Goods – 0.7%
351,488	Movado Group, Inc.	6,386,537

	Thrifts & Mortgage Finance – 1.2%
216,184	BankUnited, Inc.	4,753,886
557,049	Capitol Federal Financial, Inc.	6,428,346

		11,182,232

	Trading Companies & Distributors – 1.1%
298,083	H&E Equipment Services, Inc.(b)	4,000,274
299,808	Rush Enterprises, Inc., Class A(b)	6,271,983

		10,272,257

	Transportation Infrastructure – 0.2%
156,672	Wesco Aircraft Holdings, Inc.(b)	2,191,841

	Water Utilities – 0.4%
222,776	Middlesex Water Co.	4,157,000

	Total Common Stocks (Identified Cost $766,259,178)	933,886,681

Closed End Investment Companies – 0.8%
527,881	Ares Capital Corp. (Identified Cost $7,110,704)	8,155,762

Warrants – 0.0%
67,892	Magnum Hunter Resources Corp., Expiration on 10/14/2013(b)(c)(d) (Identified Cost $0)	—

Principal Amount
Short-Term Investments – 1.3%
12,100,769	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011 at 0.000% to be repurchased at $12,100,769 on 12/03/2012 collateralized by $12,225,000 U.S. Treasury Note, 0.625% due 7/15/2014 valued at $12,346,090 including accrued interest(e) (Identified Cost $12,100,769)	12,100,769

	Total Investments – 99.5% (Identified Cost $785,470,651)(a)	954,143,212
	Other assets less liabilities – 0.5%	4,375,679

	Net Assets – 100.0%	$958,518,891

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.
Investments in other open-end investment companies are valued at their net asset value each day.
Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.
The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2011, the net unrealized appreciation on investments based on a cost of $785,473,325 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$200,888,121
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(32,218,234)

Net unrealized appreciation	$168,669,887

At September 30, 2011, the Fund had a capital loss carryforward of $55,289,597 which expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.
(b)	Non-income producing Security.
(c)	Illiquid security. At December 31,2011, the value of this security amounted to $0.
(d)	Fair valued security by the Fund’s investment adviser. At December 31, 2011, the value of this security amounted to $0.
(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$933,886,681	$—	$—	$933,886,681
Closed End Investment Companies	8,155,762	—	—	8,155,762
Warrants**	—	—	—	—
Short-Term Investments	—	12,100,769	—	12,100,769
Total	$942,042,443	$12,100,769	$—	$954,143,212

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Fair valued at zero using Level 3 inputs.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2011
Warrants***	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

*** Fair valued at zero using Level 3 inputs.

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	February 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	February 14, 2012

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 14, 2012